As filed with the Securities and
                      Exchange
                      Commission on
                      September 3,
                      1999
             (File Nos. 333-[  ]
and 811-[  ]).
             SECURITIES AND

                   EXCHANGE

                   COMMISSION

                   Washington, D.C.

                   20549

                    FORM N-1A

 REGISTRATION STATEMENT UNDER THE SECURITIES ACT

                             OF 1933 [X] and

 REGISTRATION STATEMENT UNDER THE INVESTMENT
                          COMPANY ACT OF 1940
                          [X]


                     LELAND FUNDS, INC.
     (Exact Name of Registrant as Specified
in Charter)

              c/o ASB Capital Management,
Inc.
               1101 Pennsylvania Avenue,
                          N.W. Suite 300
                   Washington, D.C. 20004
(Address of Principal Executive Offices)

        Registrant's Telephone Number:
(800) 544-8850

             Walter R. Fatzinger, Jr.,
                     Director Leland
                     Funds, Inc.
              c/o ASB Capital
               Management, Inc. 1101
               Pennsylvania Avenue,
               N.W.
                          Suite 300
                   Washington, D.C.
           20004
(Name and Address of Agent for
Service)

                         Copies to:
                Thomas H. McCormick,
                 Esquire Cecelia A.
                 Calaby, Esquire
                        Shaw
Pittman
                     2300 N
                   Street,
                   N.W.
                   Washington
                   , D.C.
                   20037

Approximate  date of proposed public offering:
As soon as practicable after the effective date of this Registration Statement.

Pursuant   to  Regulation  270.24f-2  under  the
Investment
Company Act of 1940, the Registrant hereby elects to register an indefinite amount of units of its beneficial interests.

Registrant hereby amends this Registration
Statement on such date  or  dates       as may
be necessary to delay its  effective
date   until  Registrant  files  a  further
amendment  that
specifically  states that this Registration
Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, or until this Registration Statement becomes effective on such date as the Commission, acting pursuant to Section 8(a) of the Securities Act of 1933, may determine.


               LELAND FUNDS, INC.

              CROSS REFERENCE SHEET

This Registration Statement contains the
Prospectus and Statement of Additional
Information to be used with the five series that
comprise Leland Funds, Inc. (the "Registrant").
          ITEMS REQUIRED BY FORM N-1A:
PART A:
ITEM 1 FRONT  AND  BACK  COVER PAGES: Front and
       Back  Cover Pages
ITEM 2 RISK/RETURN SUMMARY: INVESTMENTS, RISKS
       AND PERFORMANCES: The Funds' Investment
       Objectives and Principal  Strategies;
       Principal Risks of
       Investing in the Funds
ITEM 3 RISK/RETURN SUMMARY: FEE TABLE: Fees and
       Expenses  of the Funds
ITEM 4 INVESTMENT OBJECTIVES, PRINCIPAL
       INVESTMENT STRATEGIES, AND RELATED RISKS:
       Investment
       Objectives, Policies and Risks (See
       Individual Fund Descriptions); General
       Investment Risks; Investment Practices
       and Related Risks
ITEM 5 MANAGEMENT'S  DISCUSSION  OF  FUND
       PERFORMANCE:  Not Applicable
ITEM 6 MANAGEMENT,   ORGANIZATION  AND  CAPITAL
STRUCTURE:
       Organization and Management of the Funds
ITEM 7 SHAREHOLDER INFORMATION: How to Buy and
       Sell  Shares; Other  Shareholder
       Services  and  Account  Policies;
       Dividends and Capital Gains
       Distributions; Taxes
ITEM 8 DISTRIBUTION  ARRANGEMENTS:  How  to  Buy
       and   Sell Shares
ITEM 9 FINANCIAL HIGHLIGHTS INFORMATION: Not
Applicable


PART B:

ITEM 10COVER  PAGE AND TABLE OF CONTENTS: Cover
       Page;  Table of Contents
ITEM 11FUND HISTORY: Organization of the Funds
ITEM 12DESCRIPTION  OF  THE  FUND AND  ITS
       INVESTMENTS  AND RISKS:   Investment
       Objectives,    Policies    and
       Restrictions
ITEM 13MANAGEMENT OF THE FUND: Management of the
Funds
ITEM 14CONTROL  PERSONS AND PRINCIPAL HOLDERS OF
       SECURITIES: Not Applicable
ITEM 15INVESTMENT  ADVISORY  AND OTHER SERVICES:
       Investment Advisory  and  Other
       Services; Independent  Auditors and
       Reports   to Shareholders
ITEM 16BROKERAGE  ALLOCATION AND OTHER
       PRACTICES:  Brokerage Allocation
ITEM 17CAPITAL  STOCK  AND OTHER SECURITIES:
       Description  of Capital Shares
ITEM 18PURCHASE,   REDEMPTION   AND   PRICING
       OF   SHARES: Computation  of Net Asset
       Value; Additional  Purchase and
       Redemption      Information
ITEM 19TAXATION  OF  THE  FUND:  Dividends,
       Capital   Gains Distributions and Tax
       Status
ITEM 20UNDERWRITERS: Investment Advisory and
Other Services ITEM 21CALCULATION   OF
PERFORMANCE   DATA:   Performance
       Calculations
ITEM 22FINANCIAL STATEMENTS: Not Applicable


[Front Cover]
               LELAND FUNDS, INC.

               Leland Equity Fund
                      Leland Bond
                Fund
Leland Intermediate Bond Fund
            Leland Two-Year
              Government Bond Fund
              Leland Short-Term
              Investment Fund

                     Class I and
Class N
                         PROSPECTUS
                      [prospectus
date]


As with any mutual fund, the Securities and Exchange Commission (the "SEC") has not approved or disapproved the Funds' shares or determined whether this prospectus is adequate or complete. Any representation to the contrary is a criminal offense.

Fund  shares  are not deposits of Chevy Chase
Bank,  F.S.B. ("Chevy Chase Bank") or any of its
affiliates.  Fund  shares are  not  insured  or
guaranteed  by  the  Federal  Deposit Insurance
Corporation  ("FDIC")  or  any  other
government agency.   Although  the  Leland Short-
Term  Investment  Fund seeks to preserve the
value of your investment at $1.00  per share,
it  is possible to lose money by investing  in
this
Fund.   An  investment  in  a Fund involves
certain  risks,
including possible loss of principal.


                TABLE OF CONTENTS

AN INTRODUCTION TO THE FUNDS                                      3
      The Equity and Bond Funds                                   3
      The Money Market Fund                                       3
OVERVIEW OF THE FUNDS                                             3
        The   Funds'  Investment  Objectives  and
Principal Strategies                                              3
      Principal Risks of Investing in the Funds                   4
FEES AND EXPENSES OF THE FUNDS                                    6
      Shareholder Transaction Fees                                6
      Annual Fund Operating Expenses                              7
      Example                                                     8
INVESTMENT OBJECTIVES, POLICIES AND RISKS.                        9
      The Funds                                                 10
      General Investment Risks                                  15
      Investment Practices and Related Risks                    16
ORGANIZATION AND MANAGEMENT OF THE FUNDS                        18
      Investment Adviser                                        18
      Administrator                                             18
      Distributor.                                              18
      Shareholder Servicing Plan.                               18
SHAREHOLDER INFORMATION.                                        18
      How to Buy and Sell Shares.                               18
      Other Shareholder Services and Account Policies           20
      Dividends and Capital Gains Distributions                 22
      Taxes                                                     22
      Where to go for Additional Information about the Funds
Back Cover
      Obtaining Information from the Securities
   and Exchange Commission                              Back Cover



                AN INTRODUCTION TO THE FUNDS

THE EQUITY AND BOND FUNDS
The  Leland  Equity Fund, the Leland Bond Fund,  the  Leland
Intermediate  Bond  Fund and the Leland Two-Year
Government Bond  Fund  are  actively managed funds.
Actively  managed funds  are managed by investment
advisers who buy  and  sell securities  based on
research and analysis in an attempt  to outperform
a  particular  benchmark  or  a  combination  of
benchmarks.
THE MONEY MARKET FUND
The  Leland  Short-Term Investment Fund is  a
money  market fund.   Money market funds invest in
short-term,  high-grade securities,  such as
commercial paper, bankers' acceptances, repurchase
agreements,    government    securities    and
certificates of deposit ("CDs").   Money market
funds limit the average maturity of their portfolio to 90 days or less. They seek to generate monthly income and to maintain a constant net asset value of $1.00 per share.
Only the interest rate of a money market fund increases or decreases.

               OVERVIEW OF THE FUNDS

Each  Leland  fund  (each  a "Fund" and,

collectively,  the "Funds")  is  a  separate

portfolio of Leland  Funds,  Inc., ("Leland"),  an

open-end management investment company,  and has

its  own investment objectives which it pursues

through separate  investment policies. The

difference in  objectives and  policies among the

Funds affects the degree of risk and potential

return of each Fund.

THE FUNDS' INVESTMENT OBJECTIVES AND PRINCIPAL

STRATEGIES

THE EQUITY AND BOND FUNDS

FUND                OBJECTIVE

PRINCIPAL STRATEGY

LELAND EQUITY FUND   Seeks to achieve a       We invest
primarily in
                    total return that        equity
securities of large-
                    exceeds that of          and medium-
capitalization
                    the S&P 500 Stock        companies.  We
invest in a
                    Index over a full        well-diversified
portfolio
                    market cycle.            of stocks that
we believe
                                             are undervalued
                                             but have good
                                             prospects for
                                             improving their
                                             future earnings
                                             and
                                             profitability.


LELAND BOND FUND     Seeks to achieve a       We invest
primarily in
                     total return             government
notes and bonds,
                    exceeding the Lehman     mortgage-backed
securities
                    Brothers Aggregate       issued by a U.S.
Government
                    Bond Index over an       Agency or
government-
                    interest rate cycle.     sponsored
enterprises, and
                                             also investment
                                             quality
                                             corporate bonds.
                                             We use interest
                                             rate
                                             anticipation,
                                             yield curve
                                             positioning and
                                             sector rotation
                                             when making our
                                             investments.


LELAND INTERMEDIATE  Seeks to provide a       We invest
primarily in
BOND FUND           reasonable rate of       intermediate-
term government
                     return and               notes and
bonds, mortgage-
                    relative stability       backed
securities issued by
                    of principal             a U.S.
Government Agency or
                    through investment       government-
sponsored
                    in fixed income          enterprise,
and also
                    securities of            investment-
grade corporate
                    short- to                bonds.  We
maintain the
                    intermediate-term        average
maturity of our
                    maturities.  Also        portfolio
between 3 and 8
                    seeks to                 years.
                    outperform the
                    Lehman Brothers
                    Government/
                    Intermediate
                    Corporate Bond
                    Index over an
                    interest rate
                    cycle.


LELAND TWO-YEAR      Seeks to provide         We invest in
U.S. Treasury,
GOVERNMENT BOND     relatively stable        Agency and
government-
FUND                income, liquidity        sponsored
enterprise
                     and safety of            securities that
carry a
                    principal by             maximum maturity
of 2 years.
                    investing in
                    obligations
                    directly issued or
                    guarant

                    eed by

                    the

                    U.S.

                    Governm

                    ent.

                    Also

                    seeks

                    to

                    outperf

                    orm

                    over

                    time a

                    blended

                    index

                    of the

                    Salomon

                    Brother

                    s 13

                    Year

                    Governm

                    ent

                    Index

                    and the

                    IBC

                    Money

                    Fund

                    Average

                    Index

                    (or any

                    success

                    or

                    index)

                    with

                    minimal

                    princip

                    al

                    fluctua

                    tion.



THE MONEY MARKET FUND

FUND                 OBJECTIVE                PRINCIPAL

STRATEGY

LELAND SHORT-TERM    Seeks to provide         We invest in
high-quality,
INVESTMENT FUND     high current             short-term
securities with
                    income, safety of        maturities of 1
year or
                    principal and            less.  We
maintain an
                    liquidity.               average dollar-
weighted
                                             portfolio
                                             maturity of 90
                                             days or less.




PRINCIPAL RISKS OF INVESTING IN THE FUNDS

This section summarizes important risks that are common to all of the Funds described in this Prospectus and important risks that relate specifically to particular Funds. Both are important to your investment choice. Additional information about these and other risks is included in the individual Fund Descriptions later in this Prospectus and under "General Investment Risks" beginning on page __.

COMMON RISKS FOR THE FUNDS


RISKS THAT APPLY    *    There can be no assurance that a Fund
will
TO ALL FUNDS         achieve its investment objective(s).  You
                          could lose
                      your investment in a Fund, or a Fund
                      could underperform its benchmark or
                      other securities.

                    *    To the extent a Fund uses derivatives
                      such as futures and options, it is
                      exposed to the risks of additional
                      volatility and losses.

                    *    An investment in a Fund is not a
deposit of
                      Chevy Chase Bank and is not insured or
                      guaranteed by the FDIC or any other
                      government agency.

                    *    The Funds are subject to the Year
                      2000 Risk, which is the risk that the
                      inability of some computers to properly
                      process and calculate daterelated
                      information and data on and after
                      January 1, 2000 could disrupt a
                      company's operations, including those of the Funds. Because the Year 2000 Risk affects virtually all organizations, the issuers in which securities the Funds invest also could be adversely impacted and the Funds' returns could be reduced.


FUND INVESTING IN    *    The Equity Fund's total return, like
stock
EQUITY SECURITIES     prices generally, will fluctuate within a
wide range,
                      so you could lose money over short or
even long
 Leland Equity        periods.  Stock markets tend to move in
cycles, with
 Fund                 periods of rising prices and periods of
falling
 (the "Equity         prices.
 Fund")
                    *    The Equity Fund is also subject to
                      investment style risk, which is the risk that returns from stocks comprising the Fund's portfolio will trail returns from other asset classes or the overall stock market. For example, large-capitalization stocks, such as those in which the Equity Fund invests, tend to go through cycles of performing better -- or worse -- than the stock market in general. These periods have, in the past, lasted for as long as several years. In addition, medium-capitalization stocks, in which the Equity Fund also invests, historically have been more volatile in price than the largecapitalization stocks that dominate the S&P 500 Stock Index, and perform differently than the overall stock market.


FUNDS INVESTING IN   *    Each Bond Fund is subject to interest
rate risk, DEBT SECURITIES         which is the risk that bond
prices overall will
                      decline over short or even long periods
due to rising
 Leland Bond Fund     interest rates.  Interest rate risk is
generally
 Leland               higher for long-term bonds, and lower for
shorter-
 Intermediate Bond    term bonds.
 Fund
 Leland Two-Year    *    Each Bond Fund is subject to call
risk, which is
 Government           the risk that an issuer of a bond will
redeem the
 Bond Fund            bond before its maturity date.   A Fund
which
 (the "Bond           invested in the redeemed bond may have
                         to reinvest
 Funds")              the proceeds from the issuer at lower
                        market rates.

                    *    Each Bond Fund is subject to income
risk, which
                      is the risk that falling interest rates
                      will cause a Fund's income to decline.
                      Income risk is generally higher for short-term bonds, and lower for long-term bonds.

                    *    Each Bond Fund is subject to credit
risk, which
                      is the risk that a bond issuer will fail to pay interest and principal in a timely manner, reducing the Fund's return.

                    *    Each Bond Fund is subject to
prepayment risk,
                      which is the risk that during periods of falling interest rates, a mortgage-backed bond issuer will repay a higher-yielding bond before its maturity date. Forced to invest the unanticipated proceeds at lower rates, a Bond Fund would experience a decline in income and lose the opportunity for additional price appreciation associated with falling rates.

                    *    Each Bond Fund is subject to extension
risk,
                      which is the risk that during periods of rising interest rates, issuers may pay off certain types of mortgage-backed securities more slowly than originally anticipated, which causes the value of these securities to fall.

                    *    Each Bond Fund is subject to event
risk, which
                      is the risk that corporate issuers may
                      undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events, which may be financed by increased debt. As a result of the added debt, the credit quality and market value of a company's bonds may decline significantly.

PRINCIPAL RISKS OF INVESTING IN THE FUNDS (CONT'D)

THE EQUITY AND BOND FUNDS

FUND                 SPECIFIC RISKS

LELAND EQUITY FUND  *    This Fund is primarily subject to the
equity
                      securities risks described in the "Common
                      Risks for the Funds" section above.

                    *    Investing in stocks that appear
undervalued
                      carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.


LELAND BOND FUND    *     This  Fund  is primarily subject  to
the  debt
                      securities risks described in the "Common
                      Risks for the Funds" section above.

                    *    The U.S. Government does not guarantee
the
                      market value or current yield of its
obligations.
                      Not all U.S. Government obligations are
                      backed by the full faith and credit of
                      the U.S. Government.


LELAND              *     This  Fund  is primarily subject  to
the  debt
 INTERMEDIATE BOND    securities risks described in the "Common
Risks for
 FUND                 the Funds" section above.

                    *    The U.S. Government does not guarantee
                      the market value or current yield of its obligations.
Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Government.


LELAND TWO-YEAR      *    The U.S. Government does not
guarantee the
GOVERNMENT BOND       market value or current yield of its
obligations.
FUND                  Not all U.S. Government obligations are
backed by the
                      full faith and credit of the U.S.
Government.


THE MONEY MARKET FUND

FUND                 SPECIFIC RISKS

LELAND SHORT-TERM   *    An investment in this Fund is not a
deposit of
 INVESTMENT FUND      Chevy Chase Bank or its affiliates and is
not insured
                      or guaranteed by the FDIC or any other
                      government agency.

                    *    Although this Fund seeks to preserve
the value
                      of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.


               FEES AND EXPENSES OF THE FUNDS

This information is designed to help you understand the fees and expenses that you may pay if you buy and hold shares of the Funds.

SHAREHOLDER TRANSACTION FEES (Fees Paid Directly from Your Investment)


Leland  Leland
       THE EQUITY AND       Leland
Intermed  Two-Year
        BOND FUNDS          Equity    Leland     iate    Governme
                             Fund      Bond      Bond    nt Bond
                                       Fund      Fund      Fund

                           Cla  Cla  Cla  Cla  Cla
                           Cla  Cla  Cla ss   ss   ss
                           ss   ss   ss         ss
                           ss
                            N    I    N    I    N
I       N    I
       Maximum Sales       Non  Non  Non  Non  Non
Non  Non  Non
       Charge (Load)        e    e    e    e    e
e       e    e
       Imposed on
       Purchases (as a
       percentage of
       offering price)

       Maximum Deferred    Non  Non  Non  Non  Non
Non  Non  Non
       Sales Charge         e    e    e    e    e
e       e    e
       (Load) (as a
       percentage of ___)

       Maximum Sales       Non  Non  Non  Non  Non
Non  Non  Non
       Charge (Load)        e    e    e    e    e
e       e    e
       Imposed on
       Reinvested
       Dividends (as a
       percentage of ___)

       Redemption Fee (as    [    [    [    [    [
[        [    [
       a percentage of      ]%   ]%   ]%   ]%   ]%
]%      ]%   ]%
       amount redeemed)
       Exchange Fee          [    [    [    [    [
[    [    [
                            ]%   ]%   ]%   ]%   ]%
]%   ]%   ]%
       Maximum Account       [    [    [    [    [
[    [    [
       Fee                  ]%   ]%   ]%   ]%   ]%
]%   ]%   ]%



                       Leland
                       Short-
       THE MONEY MARKET      Term
       FUND                Investme
                           n
                           t
                           F
                           u
                           n
                           d
                           C
                           l
                           a
                           C
                           l
                           a
                           s
                           s ss
                            N    I
       Maximum Sales       Non  Non
       Charge (Load)        e    e
       Imposed on
       Purchases (as a
       percentage of
       offering price)

       Maximum Deferred    Non  Non
       Sales Charge         e    e
       (Load) (as a
  percentage of ___)

       Maximum Sales       Non  Non
       Charge (Load)        e    e
       Imposed on
       Reinvested
       Dividends (as a
  percentage of ___)

       Redemption Fee
(as                        [     [
       a percentage of      ]%   ]%
   amount redeemed)

       Exchange Fee          [    [
                            ]%   ]%
       Maximum Account       [    [
       Fee                  ]%   ]%




FEES AND EXPENSES OF THE FUNDS (CONT'D)
ANNUAL FUND OPERATING EXPENSES (Expenses Deducted from Fund Assets)

       Leland    Leland THE EQUITY AND
       Leland                      Intermed  Two-Year
        BOND FUNDS          Equity    Leland     iate
Governme
                             Fund      Bond      Bond
nt Bond
                                       Fund      Fund
Fund

                           Cla  Cla  Cla  Cla  Cla
                           Cla  Cla  Cla ss     ss
                           ss   ss   ss   ss   ss
                           ss
                            N    I    N    I    N
I    N    I
       Management Fees       [    [    [    [    [
[    [    [
                            ]%   ]%   ]%   ]%   ]%
]%   ]%   ]%
       Distribution (12b-    [    [    [    [    [
[    [    [
       1) Fees              ]%   ]%   ]%   ]%   ]%
]%   ]%   ]%

       Service Fees          [    [    [    [    [    [    [    [
                            ]%   ]%   ]%   ]%   ]%
]%      ]%   ]%
       Other Expenses/1/     [    [    [    [    [    [    [    [
                            ]%   ]%   ]%   ]%   ]%
]%      ]%   ]%
       Total Operating       [    [    [    [    [    [    [    [
       Expenses             ]%   ]%   ]%   ]%   ]%
]%      ]%   ]%



                       Leland
                       Short-
       THE MONEY MARKET      Term
       FUND                Investme
                           n
                           t
                           F
                           u
                           n
                           d
                           C
                           l
                           a
                           C
                           l
                           a
                           s
                           s
                           s
                           s
                            N    I
       Management Fees       [    [
                            ]%   ]%
       Distribution
(12b-                      [     [
       1) Fees              ]%   ]%

       Service Fees          [    [
                            ]%   ]%
       Other
Expenses/1/                  [    [
                            ]%   ]%
       Total Operating       [    [
       Expenses             ]%   ]%



/1/ "Other Expenses" are based on estimated amounts for the current fiscal year.
FEES AND EXPENSES OF THE FUNDS (CONT'D)

EXAMPLE

This Example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the relevant
Fund remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


Leland  Leland
       THE EQUITY AND       Leland
Intermed  Two-Year
        BOND FUNDS          Equity    Leland     iate    Governme
                             Fund      Bond      Bond    nt Bond
                                       Fund      Fund      Fund
                           Cla  Cla  Cla  Cla  Cla
                           Cla  Cla  Cla ss   ss   ss
                           ss   ss   ss     ss   ss
                            N    I    N    I    N
I       N    I
       1 YEAR                [    [    [    [    [    [    [    [
                             ]    ]    ]    ]    ]    ]    ]    ]
       3 YEARS               [    [    [    [    [    [    [    [
                             ]    ]    ]    ]    ]    ]    ]    ]

                            L
                            e
                            l
                            a
                            n
                            d
                            S
                            h
                            o
                            r
                            t-
       THE MONEY MARKET      Term
       FUND                Investme
                           n
                           t
                           F
                           u
                           n
                           d
                           C
                           l
                           a
                           C
                           l
                           a
                           s
                           s
                           s
                           s
                            N
                            I
       1 YEAR                [    [
                             ]    ]
       3 YEARS               [    [
                             ]    ]


You would pay the following expenses if you did not redeem your shares:


Leland  Leland
       THE EQUITY AND       Leland
Intermed  Two-Year
        BOND FUNDS          Equity    Leland     iate    Governme
                             Fund      Bond      Bond    nt Bond
                                       Fund      Fund      Fund

                           Cla  Cla  Cla  Cla  Cla
                           Cla  Cla  Cla ss   ss   ss
                           ss   ss   ss         ss
                           ss
                            N    I    N    I    N
I       N    I
       1 YEAR                [    [    [    [    [
[    [    [
                             ]    ]    ]    ]    ]
]    ]    ]
       3 YEARS               [    [    [    [    [
[    [    [
                             ]    ]    ]    ]    ]
]    ]    ]

                       Leland
                       Short-
       THE MONEY MARKET      Term
       FUND                Investme
                     nt Fund
                    Cla  Cla
                     ss   ss
                     N    I
       1 YEAR                [    [
                             ]    ]
       3 YEARS               [    [
                             ]    ]

The  Example  does  not  reflect sales  charges
(loads)  on reinvested  dividends  and other
distributions.   If  these sales  charges
(loads) were included, your costs would be higher.
    INVESTMENT OBJECTIVES, POLICIES AND RISKS

The summary information on the previous pages is
designed to provide  you  with an overview of
each Fund.   The  sections that  follow  provide
more detailed information  about  the
investments and management of each Fund.

IMPORTANT INFORMATION YOU SHOULD LOOK FOR:

INVESTMENT OBJECTIVE AND INVESTMENT POLICIES
What is the Fund trying to achieve? How do we intend to invest your money? What makes a Fund different from the other Funds offered in this Prospectus?

PERMITTED INVESTMENTS
A summary of the Fund's key permitted investments and practices.

IMPORTANT RISK FACTORS
What  are  the key risk factors for the Fund?
They  include the  factors in "General
Investment Risks" section together with any special risk factors for each Fund.
LELAND EQUITY FUND

INVESTMENT OBJECTIVE

The Leland Equity Fund seeks to achieve a total return that exceeds that of the S&P 500 Stock
Index over a full  market cycle.

INVESTMENT POLICIES

We  seek  to outperform the S&P 500 Stock Index
by investing in  a  well-diversified portfolio
of undervalued stocks with good  prospects  for
improving  fundamentals.   We  use   a relative
value investment style in our selection of
specific stocks.    We   look  for  stocks  that
we  determine   are undervalued relative to
their economic market sector  or  to their  own
historical valuations, but where we  see  strong
potential  for  improvement  in their  future
earnings  and profitability.   We  invest
primarily in large- and midcapitalization equity issues.

PERMITTED INVESTMENTS

Under normal market conditions, we invest:

*    in an actively managed, broadly-diversified
                    portfolio
     of equity securities and securities convertible into common stock; and

  *     in  approximately 75 individual stocks
     spread across multiple industry groups and sectors of the economy.

We may also invest in commercial paper, obligations of the U.S. Government or other assets (including the Leland ShortTerm Investment Fund) pending the selection and purchase of suitable investments.

We may use options and futures contracts to manage risk.
The total market value of the underlying securities of all futures and/or options positions will not exceed 20% of the Fund's market value.

IMPORTANT RISK FACTORS

This Fund is primarily subject to the equity securities risks described in the "Common Risks for the Funds" section.

You should consider the "Common Risks for the Funds" section on page __, the "General
Investment Risks" section beginning on page __ and the specific risks listed here. They are all important to your investment choice.

PORTFOLIO MANAGER

*    Harriet A. Foster
  Ms.  Foster  will  manage  the  Leland  Equity
  Fund upon inception. Ms. Foster is a Managing Director at ASB Capital
  Management, Inc. ("ASBCM"). She has been with ASBCM since 1982 and has over 17 years of investment management experience.


  LELAND BOND FUND

  INVESTMENT OBJECTIVE

  The Leland Bond Fund seeks to achieve a total return exceeding the Lehman Brothers
  Aggregate Bond Index over an interest rate cycle.

  INVESTMENT POLICIES

  We invest in marketable debt securities with
  no restrictions on  maturity.  We  seek to
  outperform  the  Lehman  Brothers Aggregate
  Bond   Index  through   our  active
  management approach, which includes interest rate anticipation, yield curve positioning and sector rotation among U.S. Government, corporate and mortgage-backed securities.

  PERMITTED INVESTMENTS

  Under normal market conditions, we invest:

      *    in an actively managed portfolio
              consisting primarily
     of intermediate-term and longer-term U.S.
     Government notes and bonds, mortgage-backed securities issued by a U.S. Government Agency or government-sponsored enterprise and investment-grade corporate bonds;

    *    up to 100% of our total assets in U.S.
                 Government notes
     and bonds;

  *     up  to  60%  of  our total assets in
     mortgage-backed securities and up to 20% in asset-backed securities;

  *     up  to  60% of our total assets in
     corporate bonds, including below investment-grade corporate bonds; and

    *    up to 15% of our total assets in below
                 investment-grade
     corporate bonds.

We may also invest in commercial paper, obligations of the U.S. Government or other assets
(including the Leland ShortTerm Investment Fund) pending the selection and purchase of suitable investments.

We may use options and futures contracts to manage risk. The total market value of the underlying securities of all futures and/or options positions will not exceed 20% of the Fund's market value.

IMPORTANT RISK FACTORS

Mortgage-backed securities may not be guaranteed by the U.S. Treasury. Mortgage- and asset-backed securities are subject to prepayment risk, which can reduce the rate of return on such securities. Securities that are not the obligations of the U.S. Government are subject to credit risk.

The U.S. Government does not guarantee the market value or current yield of its obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Government.

You should consider the "Common Risks for the Funds" section on page __, the "General Investment
Risks" section beginning on page __ and the specific risks listed here. They are all important to your investment choice.

PORTFOLIO MANAGER

*    Robert A. Wasilewski
  Mr.  Wasilewksi  will  manage the Leland  Bond
  Fund  upon inception.   Mr. Wasilewski is the
  Director of  the  Fixed Income Group at ASBCM.
  He has been with ASBCM since  1986 and   has
  over   14   years  of  investment   management
  experience.
LELAND INTERMEDIATE BOND FUND

INVESTMENT OBJECTIVE

The Leland Intermediate Bond Fund seeks to provide a reasonable rate of return and relative stability of principal through investment in fixed income securities of short- to intermediate-term maturities. This
Fund
also seeks to outperform the Lehman Brothers
Government/
Intermediate Corporate Bond Index over an interest rate cycle.

INVESTMENT POLICIES

We  invest  primarily  in  intermediate-term  US
Government securities   and  investment-grade
corporate  bonds.    Our portfolio's average
maturity generally is maintained between 3   and 8
years.

PERMITTED INVESTMENTS

Under normal market conditions, we invest:

 *    in an actively managed portfolio consisting
                     primarily
     of intermediate-term U.S. Government notes and bonds, mortgage-backed securities issued by a U.S. Government
Agency or government-sponsored enterprise and investmentgrade corporate bonds;

    *    up to 100% of our total assets in U.S.
                 Government notes
     and bonds;

  *     up  to  30%  of  our total assets in
     mortgage-backed securities and up to 20% in asset-backed securities;

  *     up  to  70% of our total assets in
     corporate bonds, including below investment-grade corporate bonds; and

    *    up to 15% of our total assets in below
                 investment-grade
     corporate bonds.

We may use options and futures contracts to manage risk. The total market value of the underlying securities of all futures and/or options positions will not exceed 20% of the Fund's market value.

IMPORTANT RISK FACTORS

Mortgage-backed securities may not be guaranteed by the U.S. Treasury. Mortgage- and asset-backed securities are subject to prepayment risk, which can reduce the rate of return on such securities.
Securities that are not the obligations of the U.S. Government are subject to credit risk.

The U.S. Government does not guarantee the market value or current yield of its obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Government.

You should consider the "Common Risks for the Funds" section on page __, the "General
Investment Risks" section beginning on page __ and the specific risks listed here. They are all important to your investment choice.

PORTFOLIO MANAGER

*    Andrew Palmer
  Mr.  Palmer will manage the Leland
  Intermediate Bond  Fund upon  inception.   Mr.
  Palmer is a Managing Director at ASBCM. He has been with ASBCM since 1985 and has over 14 years of investment management experience.

LELAND TWO-YEAR GOVERNMENT BOND FUND

INVESTMENT OBJECTIVE

The Leland Two-Year Government Bond Fund seeks to provide relatively stable income, liquidity and safety of principal by investing in obligations directly issued or guaranteed
(either  implicitly or explicitly) by the  U.S.
Government. This Fund also seeks to outperform over time a blended index of the Salomon
Brothers 1-3 Year Government Index and  the IBC
Money Fund Average Index (or any equivalent or successor index) with minimal principal fluctuation.

INVESTMENT POLICIES

We  invest in U.S. Treasury, Agency and
government-sponsored enterprise securities that carry a maximum maturity of 2 years.

PERMITTED INVESTMENTS

Under normal market conditions, we invest:

  *     in  an actively managed portfolio
     consisting of U.S. Treasury, Agency and government-sponsored enterprise securities with a maximum maturity of 2 years;

*     up  to  100%  of our total assets in  U.S.
                    Treasury
     securities;

 *     up  to  100% of our total assets in U.S.
                   Agency  and
     government-sponsored enterprise securities.

IMPORTANT RISK FACTORS

Mortgage-backed securities may not be guaranteed by the U.S. Treasury. Mortgage- and asset-backed securities are subject to prepayment risk, which can reduce the rate of return on such securities. Securities that are not the obligations of the U.S. Government are subject to credit risk.

The U.S. Government does not guarantee the market value or current yield of its obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Government.

You should consider the "Common Risks for the Funds" section on page __, the "General
Investment Risks" section beginning on page __ and the specific risks listed here. They are all important to your investment choice.

PORTFOLIO MANAGER

*    Elizabeth O'Donoghue
  Ms.  O'Donoghue will manage the Leland Two-
  Year Government Bond  Fund  upon  inception.
  Ms.  O'Donoghue  is  a  Vice President  at
  ASBCM.  She has been with ASBCM  since  1981
  and   has   over   18   years  of  investment
  management
  experience.
LELAND SHORT-TERM INVESTMENT FUND

INVESTMENT OBJECTIVE

The  Leland  Short-Term Investment Fund (the
"Money Market Fund") seeks to provide high current income, safety of principal and liquidity.

INVESTMENT POLICIES

We   invest   in   high-quality,  short-term
money   market
instruments.   Our asset maturities are limited
to 13 months or     less,   and  we  maintain
an  average  dollar-weighted
portfolio maturity of 90 days or less.  The

average maturity for our assets is typically

between 15 and 45 days. PERMITTED INVESTMENTS

Under normal market conditions, we invest:

*    up to 90% of our total assets in commercial

                     paper;

  *    up to 50% of our total assets in CDs;

 *    up to 50% of our total assets in bankers'
                  acceptances;
     and

 *     up  to  100%  of  our  total  assets  in
                   repurchase
     agreements.

IMPORTANT RISK FACTORS

Although we seek to maintain a $1.00 per share net asset value, there is no guarantee that we will be able to do so. Fluctuations in share value may cause a loss or gain in principal.
Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments.

You should consider the "Common Risks for the Funds" section on page __, the "General
Investment Risks" section beginning on page __ and the specific risks listed here. They are all important to your investment choice.

PORTFOLIO MANAGER

*    Toan Nguyen
  Mr.  Nguyen  will manage the Leland Short-Term
  Investment Fund  upon  inception.  Mr. Nguyen
  is a Vice President  at ASBCM.   He has been
  with ASBCM since 1987 and has over 4 years of investment management experience.


GENERAL INVESTMENT RISKS

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences.
You should carefully consider the risks common to investing in all mutual funds, including the Leland Funds. Certain common risks are identified in the "Principal Risks of Investing in the Funds" summary on page ___. Other risks of mutual fund investing include the following:

*    Unlike bank deposits such as CDs or savings
                    accounts,
     mutual funds are not insured by the FDIC.

 *     We cannot guarantee that we will meet our
                   investment
     objectives.

  *    We do not guarantee the performance of a
                  Fund, nor can
     we assure you that the market value of your investment will not decline. We will not "make good" any investment loss you may suffer, nor can anyone we contract with to provide certain services, such as selling agents or investment advisers, offer or promise to make good any such losses.

  * Share prices -- and therefore the value of your investment -- will increase and decrease with changes in the value of the underlying securities and other investments.

  * Investing in any mutual fund, including those deemed conservative, involves risk, including the possible loss of any money you invest.

  *     An  investment in a single Fund, by itself,
                      does not
     constitute a complete investment plan.

  * The Funds may invest a portion of their assets in U.S. Government obligations. It is important to recognize that the U.S. Government does not guarantee the market value or current yield of those obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Treasury, and the U.S.
     Government's guarantee does not extend to the Funds themselves.

  *    The Funds may use certain derivative
instruments, such
      as options or futures contracts. The term
                    "derivatives"
     covers a wide number of investments, but in general it refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. Some derivatives may be more sensitive to interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms.

  * The Funds may temporarily hold assets in cash or in money market instruments, including
     U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments, either to maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of shareholders to do so. This practice is expected to have limited, if any, effect on Fund objectives over the long term.

  *    The Leland Bond Fund and the Leland
Intermediate Bond
 Fund invest a portion of their assets in mortgage-
                       backed
     securities  issued by GNMA, FNMA and FHLMC.
     Each  are mortgage-backed securities
     representing partial ownership of a pool of
     residential mortgage loans.  A "pool" or group
     of such mortgages is assembled and, after being
     approved by the issuing entity, is offered to
     investors through securities dealers.  Mortgage-
     backed  securities  are  subject  to
     prepayment  risk, which can alter the maturity
     of  the securities and also reduce the rate of
     return  on  such investments. Collateralized
     mortgage obligations ("CMOs") represent
     principal-only and interest-only portions of
     such securities that are subject to increased
     interest-rate and credit risk.
Investment   practices   and  risk  levels   are
carefully
monitored.   Every attempt is made to ensure that
the  risk
exposure for each Fund remains within the parameters of its objective.

What follows is a general list of the types of risks (some of which are described above) that may apply to a given Fund and a table showing some of the additional investment practices that each Fund may use and the risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

  CALL RISK--The risk that an issuer of a bond will redeem the bond before its maturity date. A bond investor may have to reinvest the proceeds from the issuer at lower market rates.

  COUNTER-PARTY  RISK--The risk that the other
  party  in  a repurchase  agreement  or  other
  transaction   will   not fulfill its contract
  obligation.

  CREDIT  RISK--The risk that the issuer of a
  debt  security will   be  unable  to  make
  interest  payments  or  repay principal  on
  schedule.  If an issuer does  default,  the
  affected  security  could lose all of  its
  value,  or  be renegotiated  at  a  lower
  interest  rate  or                               principal
  amount.   Affected securities might also  lose
  liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

  EXPERIENCE   RISK--The  risk  presented  by
  a   new   or innovative   security.  The  risk
  is  that   insufficient experience  exists  to
  forecast how the security's value might be affected by various economic conditions.

  INFORMATION  RISK--The  risk  that
  information  about   a security                  is   either
  unavailable,  incomplete   or   is
  inaccurate.
  INTEREST  RATE  RISK--The risk that  changes
  in  interest rates  can  reduce  the  value of
  an  existing  security. Generally,  when
  interest rates increase, the value  of  a debt
  security  decreases.  The  effect  is  usually
  more pronounced for securities with longer
  maturities.
GENERAL INVESTMENT RISKS (CONT'D)
  LEVERAGE  RISK--The  risk  that a  Fund's
  borrowings,  or leverage,  can magnify the
  potential for gain or  loss  on amounts  the
  Fund has invested. With leverage, an increase
  in  the  Fund's  consolidated asset value
  would  cause  a sharper  increase in its net
  asset value, while a decrease in  its
  consolidated asset value would  cause  a
  sharper decline   in   its  net  asset  value.
  Leverage   is   a speculative investment
  technique which could increase  the other
  risks associated with investing in a Fund.
 LIQUIDITY RISK--The risk that a security cannot
                    be  sold,
  or cannot be sold without adversely affecting
                   the price.
  MARKET  RISK--The risk that the value of a
  stock, bond  or other  security will be
  reduced by market activity.   This is a basic
  risk associated with all securities.
  PREPAYMENT  RISK--The  risk that  consumers
  will  pre-pay mortgage  loans,  which  can
  alter  the  maturity  of   a mortgage-backed
  security,  increase  interest-rate  risk, and
  reduce rates of return.
  YEAR  2000  RISK--The Funds' principal
  service  providers have  advised  the  Funds
  that they  are  working  on  the necessary
  changes to their computer systems to avoid
  any system  failure  based on an inability to
  distinguish  the year  2000 from the year
  1900, and that they expect  their systems  to
  be adapted in time.  There can, of course,  be
  no  assurance  of success. In addition, the
  companies  or entities   in  which  the  Funds
  invest  also  could   be adversely impacted by
  the Year 2000 issue.  The extent  of such
  impact cannot be predicted.
INVESTMENT PRACTICES AND RELATED RISKS
The  following table lists some of the
additional investment practices of the Funds,
including some not disclosed in  the "Investment
Objective" and "Investment  Policies"  sections
for   each  Fund  above.   The  risks  indicated
after  the description of the practice are NOT
the only potential risks associated  with  that
practice, but  are  among  the  more prominent.
Market  risk  is assumed  for  each.   See  the
"Investment  Objective" and "Investment
Policies"  for  each Fund  or  the Statement of
Additional Information  for  more information on
these practices.
THESE  INVESTMENT PRACTICES AND RISKS ARE COMMON
TO ALL  THE FUNDS:
INVESTMENT PRACTICE                   RISK
FLOATING AND VARIABLE RATE DEBT
Instruments with interest rates that Interest Rate and Credit Risk are adjusted either on a schedule or when an index or benchmark changes.


REPURCHASE AGREEMENTS
A transaction in which the seller of Credit and Counter-Party Risk a security agrees to buy back a security at an agreed upon time and price, usually with interest.


OTHER MUTUAL FUNDS
The temporary investment in shares
Market Risk of another mutual fund. A
pro rata
portion of the other fund's
expenses, in addition to the
expenses paid by the Funds, will be
borne by Fund shareholders.


PRIVATELY ISSUED SECURITIES
Securities that are not publicly
Liquidity Risk traded but which
may or may not be resold in
accordance with Rule 144A
of the Securities Act of 1933.


LOANS OF PORTFOLIO SECURITIES
The practice of loaning securities    Credit, Counter-Party
and Leverage
to brokers, dealers and financial     Risk
institutions to increase return on
those securities.  Loans may be made up
to 1940 Act limits (currently 33 1/3% of total assets).


BORROWING POLICIES
The ability to borrow from banks for
Leverage Risk temporary purposes to meet shareholder redemptions.


ILLIQUID SECURITIES
A security that cannot be readily
Liquidity Risk
sold, or cannot be readily sold
without negatively affecting its
fair price.  Limited to 15% of total
assets (10% for money market funds).

INVESTMENT PRACTICES AND RELATED RISKS (CONT'D)

THESE  INVESTMENT  PRACTICES AND RISKS  ARE  COMMON  TO  THE
EQUITY FUND:

INVESTMENT PRACTICE                   RISK

OPTIONS
The right or obligation to receive    Credit,   Information
and  Liquidity
or deliver a security or cash         Risk
payment depending on the security's
price or the performance of an index or
benchmark.  Types of options used may include:
options on securities, options on stock index, stock index futures and options on stock index futures to protect liquidity and portfolio value.



THESE INVESTMENT PRACTICES AND RISKS ARE COMMON
TO THE  BOND FUNDS:
INVESTMENT PRACTICE                   RISK
BONDS
A bond is an interest-bearing         Call Risk
security issued by a company or
governmental unit. The issuer of a bond has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond's face value) periodically or on a specified maturity date. An issuer may have the right to redeem or "call" a bond before maturity.


FORWARD COMMITMENTS, WHEN-ISSUED      SECURITIES
DELAYED DELIVERY TRANSACTIONS         Interest Rate,
Leverage, Credit and
Securities bought or sold for         Experience Risk
delivery at a later date or bought
or sold for a fixed price at a fixed
date.


MORTGAGE- AND ASSET-BACKED
SECURITIES                            Interest Rate,
Credit, Prepayment
Securities consisting of an           and Experience Risk
undivided fractional interests in
pools of consumer loans, such as mortgage loans, car loans, credit card debt, or receivables held in trust.


STRIPPED OBLIGATIONS
Securities that give ownership to
Interest Rate Risk
either future payments of interest
or a future payment of principal, but
not both.  These securities tend to
have greater interest rate
sensitivity than conventional debt
obligations.  Each Fund may invest up
to    5% of assets in interestonly or
principal-only obligations, or a
combination thereof.


LOAN PARTICIPATIONS
Debt obligations that represent a     Credit Risk
portion of a larger loan made by a
bank. Generally sold

without guarantee or

recourse, some

participations sell

at a discount because

of the borrower's

credit problems.

Limited to 5% of

total assets.



    ORGANIZATION AND MANAGEMENT OF THE FUNDS

INVESTMENT ADVISER

Leland's  portfolios are managed by ASB Capital
Management, Inc.  (the "Investment Adviser"),
1101 Pennsylvania  Avenue, N.W.,  Suite  300,
Washington, D.C.  20004,  an  investment adviser
registered  under the Investment  Advisers  Act
of 1940,  as  amended.   The Investment  Adviser
oversees the investment programs for the Funds, places orders for the Funds' purchases and sales of portfolio securities and maintains records relating to such purchases and sales.


The Investment Adviser is a wholly owned subsidiary of Chevy Chase Bank.


The  Equity  Fund  and Bond Funds are managed
by  teams  of market  sector  specialists and
analysts.   The  Investment Adviser believes
that its approach of bringing together and leveraging the experience and knowledge of the team members benefits Fund investors.


For its services, the Investment Adviser receives an annual fee of [ ]% of each Fund's average daily net assets.
ADMINISTRATOR

As   administrator,  [   ]  (the
"Administrator")  provides certain
administrative and management services to the
Funds. The  Investment Adviser, and not the
Funds, compensates  the Administrator    for
providing   these   services.     The
Administrator has entered into an agreement with
[  ]  (the "Distributor")  whereby  the
Distributor  performs  certain administrative
services for the Funds.   The  Administrator
pays the Distributor's fees for providing these services.


DISTRIBUTOR

The Distributor acts as distributor of the Funds' shares.


SHAREHOLDER SERVICING PLAN

We have a shareholder servicing plan for each Fund. Under this plan, we have engaged various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts and to provide other related services.

             SHAREHOLDER INFORMATION

HOW TO BUY AND SELL SHARES

BUYING SHARES

For your convenience, we offer several ways to start and add to Fund investments.


Opening Your Account Through a Financial
Professional


If you work with a financial professional, he or she is prepared to handle your planning and transaction needs. Your financial professional will be able to assist you in establishing your fund account, executing transactions, and monitoring your investment. If you do not hold your Fund investment in the name of your financial professional and you prefer to place a transaction order yourself, please use the instructions below for investing directly.


You may also purchase shares through certain authorized brokers that have entered into selling group agreements with the Distributor.
Brokers may charge a fee for their services at the time of purchase or redemption.
Additional information about these brokers and their fees is included under "Customers of Selected Brokers" below.


Opening Your Account Directly

You   may  establish  accounts  without  the
help   of   an intermediary as follows:

*    Choose the Fund in which you wish to
invest.

Determine  the amount you are investing. The
minimum  amount
for  initial investments is $[  ] for the Class
N shares ($[ ]                                     for  additional
investments) and $[  ] for  the  Class  I
shares  ($[   ]  for  additional  investments).   Each  Fund
reserves  the  right  at  any time  to  waive,
increase  or decrease  the minimum requirements
applicable to initial  or subsequent
investments.   Minimum  subsequent                investment
requirements  do  not apply to investors
purchasing  shares through the Fund's automatic
dividend reinvestment plan.  In addition,
minimum initial investments may vary for
investors purchasing   shares   through  a
broker-dealer                                     or   other
intermediary having a service agreement with the
Investment Adviser  and maintaining an omnibus
account with  the  Fund. See   "Customers  of
Selected  Brokers"  below                         for   more
information.

*     Complete  the  account application
accompanying  this
  Prospectus.

Please apply at this time for any account privileges you may want to use in the future, to avoid the delays associated with adding them later on.

*    Mail your completed application to:

     Leland Funds, Inc.
     c/o ASB Capital Management, Inc.
     1101 Pennsylvania Avenue, N.W.,
     Suite 300
     Washington, D.C. 20004

For answers to any questions, please speak with a Leland Representative at [phone number].

We reserve the right to reject any purchase of shares at our sole discretion. We also reserve the right to cancel any purchase order for which payment has not been received by the third business day following the order.

Confirmation statements showing transactions in your account and a summary of the status of the account serve as evidence of ownership of shares of the Fund. We will forward a confirmation statement to you on receipt of a proper order.


Buying Shares by Mail

You  may  buy shares of a Fund by mailing a
check with  your completed  account application
to Leland  at  Leland  Funds, Inc.,  c/o  ASB
Capital Management, Inc., 1101  Pennsylvania
Avenue,  N.W.,  Suite 300, Washington, D.C.  20004.   Checks
should be made payable to [insert name of the Fund].

If  you  have  established  an account  and
would  like  to purchase  additional Fund
shares, make out a check  for  the investment
amount  payable to [insert name  of  the  Fund].
Mail the check with a competed investment slip
to Leland  at Leland  Funds, Inc., c/o ASB
Capital Management, Inc.,  1101 Pennsylvania
Avenue,  N.W.,  Suite  300,  Washington,  D.C.
20004.    If you do not have an investment slip,
write  your
account number on the check.


Buying Shares by Telephone

You may purchase shares of a Fund by calling your Leland Representative at [phone number].
Please  make  sure  you
have established an account with Leland by mailing an application as explained above.
Customers of Selected Brokers

Shares   may  be  purchased  and  redeemed
through certain authorized broker-dealers that have entered into a selling agreement with the Funds' Distributor ("Selected Brokers").
Selected Brokers may receive payments as a processing agent from the Transfer Agent. In addition, Selected Brokers may charge their customers a fee for their services, no part of which is received by any Fund or Leland.

Investors who purchase shares through a Selected
Broker will be subject to the procedures of
their Selected Broker, which may   include
charges,  limitations,  investment  minimums,
cutoff  times and restrictions in addition to,
or  different from,  those  generally applicable
to Leland customers.  Any such  charges would
reduce the return on an investment in  a Fund.
Investors  should  acquaint  themselves  with
their Selected Broker's procedures and should
read this Prospectus in conjunction with any
material and information provided by their
Selected  Broker.  Investors who  purchase  a
Fund's shares  though  a  Selected Broker may or
may  not  be  the shareholder of record.
Selected Brokers are responsible for promptly            transmitting
purchase,  redemption   and   other
requests to a Fund.

Certain  shareholder  services, such as periodic
investment programs,  may  not  be available to
customers  of  Selected Brokers  or  may differ
in scope from programs available  to Leland
customers.   Shareholders  should   contact
their Selected  Broker  for  further
information. Each Fund may confirm purchases and redemptions of a Selected Broker's customers directly to the Selected Broker, which in turn will provide its customers with confirmation and periodic statements.
The Funds are not responsible for the failure of any Selected Broker to carry out its obligations to its customer.


SELLING SHARES

Redemption

To  sell (redeem) shares of a Fund, you may use
any  of  the methods  outlined above under
"Buying Shares."  Shareholders who  have
invested through a Selected Broker should
redeem their  shares through their Selected
Broker.  Shares of  the Fund  are  redeemed at
the next net asset  value  per  share calculated
after receipt by the Fund of a redemption
request in   proper  form.    See  "Pricing
Your  Shares   --                                        NAV
Calculations" below.

Redemption payments will be made wholly in cash unless Leland's Board of Directors believes that unusual conditions exist which would make such payment detrimental to the best interests of Leland. Under such circumstances, payment of the redemption price could be made in whole or in part in portfolio securities.
You would incur brokerage costs to sell such securities.


Redeeming Shares by Mail

You  may  redeem shares by writing a letter of

instruction, signed  by  each  registered owner

or their  duly-authorized agent, that includes

the following information:

 *    The name of the registered owner(s) of the

                     account

  *    The name of the Fund

  *    The account number

 *    The number of shares or the dollar amount
                   you want to
     sell
  *     The recipient's name and address or wire
     information (if different from those of the
     account registration)
Please indicate whether you want cash proceeds
sent by check or  by  wire.   Make  sure  the
letter is signed by all registered owners or by their authorized parties. Mail the letter to the Fund.


Signature Guarantees

Certain requests must include a signature guarantee, which is designed to protect you and the Fund from fraudulent activities. Your request must be made in writing and include a signature guarantee if any of the following situations applies:

 *    You wish to redeem more than $50,000 worth
                   of shares.

  *    The check is being mailed to an address
                 different from
   the one on your account (address of record).

*     The check is being made payable to someone
                   other than
   the account owner.

  *     You  are  instructing us to change your
                  bank  account
   information.


Redeeming Shares by Telephone

You may redeem shares by calling your Leland
Representative at [telephone number]. Customers of Leland automatically have the privilege of purchasing or redeeming shares of a Fund by telephone unless a signature guarantee is required as explained above.

Leland will employ reasonable procedures to verify the genuineness of telephone redemption requests. These procedures may include requiring certain personal identification information and recording telephone orders. If such procedures are not followed, Leland may be liable for any losses due to unauthorized or fraudulent instructions. Neither Leland nor any Fund will be liable for following instructions communicated by telephone that are reasonably believed to be genuine. You should verify the accuracy of your account statements immediately after you receive them and contact your Leland
Representative if you question any activity in the account.

Each Fund reserves the right to refuse to honor requests made by telephone if that Fund believes them not to be genuine. Each Fund also may limit the amount involved or the number of such requests. During periods of drastic economic or market change, telephone redemption privileges may be difficult to implement. Each Fund reserves the right to terminate or modify this privilege at any time.
OTHER SHAREHOLDER SERVICES AND ACCOUNT POLICIES

Business Hours

The  Equity and Bond Funds' regular business
days and  hours are  the  same as those of the
New York Stock Exchange  (the "NYSE").   NYSE
holidays  include New  Year's  Day,  Martin
Luther King, Jr. Day, President's Day, Good
Friday, Memorial Day,  Independence  Day,  Labor
Day,  Thanksgiving  Day  and Christmas  Day.
When any holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such holiday.

The Money Market Fund is open for business each day Chevy Chase Bank is open for business and is closed generally on federal bank holidays.


Pricing Your Shares -- NAV Calculations

The price at which shares of each Fund are purchased and redeemed is equal to the net asset value per share ("NAV") of a Fund as determined on the effective day of a purchase or redemption. The NAV per share is computed by dividing the total current value of the assets of a Fund, less its liabilities, by the total number of shares outstanding at the time of such computation.

The  Equity  and  Bond  Funds.  The Equity  and
Bond  Funds calculate their NAVs every business
day as of the  close  of trading  on the NYSE
(normally 4:00 p.m. Eastern  time).  If the
markets close early, the Funds may close early
and  may value   their   shares  at  an  earlier
time  under   these circumstances.  Shares of
the Funds will not  be  priced  on days  on
which  the NYSE is closed for trading.   A
Fund's securities are typically priced using market quotes or pricing services. When these methods are not available or do not represent a security's value at the time of pricing, the security is valued in accordance with the Fund's fair valuation procedures.

The  Money  Market Fund.  NAV for the shares  of
the  Money Market  Fund is determined as of
[5:00] p.m. (Eastern  time) on  each day this
Fund is open for business.   If the market for
the  instruments and securities the Money
Market Fund invests in close early, this Fund may close early and may value its shares at earlier times under these circumstances.
Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the NAV of the Money Market Fund's shares.


Timing of Orders

Each  Fund accepts orders until the close of
trading on  the NYSE  every business day
(normally 4:00 p.m. Eastern  time). Orders
received  in  the proper form before  the  close
of trading on the NYSE are executed the same day
at the  Fund's NAV  for  that  day.   Orders
received after  the  close  of trading  on the
NYSE are executed the following day at  that
day's  NAV.   We  have  the right to suspend
redemption of shares of the Funds and to postpone payment of proceeds for up to seven days or as permitted by law.
We may suspend the right of redemption or postpone the date of payment for more than seven days after shares are tendered for redemption for any period during which:
*     The  New York Stock Exchange is closed
(other  than  a
  customary weekend or holiday closing) or the SEC determines that trading thereon is restricted;

* An emergency (as determined by the SEC) exists as a
  result of which disposal by the Fund of
  securities it owns is not reasonably
  practicable, or as a result of which it is not reasonably practical for the Fund fairly to determine the value of its net assets; or

* The SEC, by order, permits such suspension for the
  protection of stockholders.


Timing of Settlements

When you buy shares of a Fund, you will become the owner of record when the Fund receives your payment, generally the day following execution.
When you sell shares, cash proceeds are generally available the day following execution and will be forwarded according to your instructions.

When you sell shares that you recently purchased by check, your order will be executed at the Fund's next NAV but the proceeds will not be available until your check clears. This may take up to 15 days from the purchase date. Upon execution of the redemption order, a confirmation statement will be forwarded to you indicating the number of shares sold and the proceeds thereof.


Accounts with Below-Minimum Balances

If  your account balance falls below the minimum
($[ ] for Class N shares and $[ ] for Class I shares) as a result of selling shares (and not because of Fund performance), each Fund reserves the right to request that you buy more shares or close your account. If your account balance is still below the minimum 90 days after notification, we reserve the right to close out your account and send the proceeds to the address of record.


Automatic Reinvestment

We  will  reinvest  each income dividend  and
capital  gain distribution  declared  by a Fund
in  full  and  fractional shares  of  the Fund of
the same class, unless you  or  your duly
authorized agent elect to receive all such
payments, or only the dividend or distribution
portions, in cash. We will base  such
reinvestment on the Fund's NAV as determined  on
the  ex-dividend  date.  You or your  authorized
agent  may request  changes  in  the  manner  in
which  dividend                                          and
distribution payments are made through written notice to the Fund. This request will be effective as to any payment if it is received prior to the record date used for determining your payment.
Any dividend and distribution election will remain in effect until you notify the Fund in writing to the contrary.
Exchange Privilege

You  may  exchange shares of either class  of  a
Fund  into shares  of  the  same  class of any
other  Fund  offered  by Leland,   without  a
sales  charge  or  other  fee  (except redemption
fee, if any), by contacting the  Fund.  You  may
also  exchange Class N shares of a Fund into Class
I  shares of  the  Fund or any other Fund offered
by Leland.  Exchange purchases are subject to the
minimum investment requirements of  the class
purchased.  In order to keep Fund expenses low for
all  shareholders, the Funds will  not  allow
frequent exchanges,  purchases  or  sales  of  Fund
shares.   If   a shareholder exhibits a pattern of
frequent trading, the Fund reserves the right to refuse to accept further purchase or exchange orders from that shareholder. An exchange will be treated as a redemption and purchase for tax purposes.

Shares will be exchanged at next net asset value per share determined after receipt by the Fund of:

 * A written request for exchange, signed by each
registered owner or his or her duly-authorized agent exactly as the shares are registered, which clearly identifies the exact names in which the account is registered, the account number and the number of shares or the dollar amount to be exchanged.

Exchanges will not become effective until all documents in the form required have been received by the Fund. If you have any questions, please contact the Fund.

Please be sure to read carefully the prospectus of any other Fund into which you wish to exchange shares.


Account Statements

Shareholder accounts are opened in accordance with your registration instructions. Transactions in the account, such as additional investments and dividend reinvestments, will be reflected on regular confirmation statements.


Reports to Shareholders

Each Fund's fiscal year ends on December 31.
Each Fund will issue to its stockholders semi-annual and annual reports. In addition, stockholders will receive quarterly statements of the status of their accounts reflecting all transactions having taken place within that quarter. In order to reduce duplicate mailings and printing costs, Leland will provide one annual and semi-annual report and annual prospectus per household. Information regarding the tax status of income dividends and capital gains distributions will be mailed to shareholders on or before January 31st of each year. Account tax information will also be sent to the IRS.


DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

The  Funds pay dividends periodically and make
capital gains distributions  annually. The
Leland  Equity  Fund  pays  any dividends
[period].  The Bond Funds and  the  Money
Market
Fund pay any dividends [period].
Distributions paid by a Fund are automatically
reinvested to purchase  new  shares  of the
Funds.   The  new  shares  are purchased  at
NAV, generally on the day distributions are paid.


TAXES

The  following discussion regarding taxes is
based  on  laws that  were in effect as of the
date of this Prospectus.  The discussion
summarizes  only  some  of  the  important               tax
considerations  that  affect  the  Funds  and
you   as   a shareholder. It is not intended as
a substitute for  careful tax  planning.   You
should consult your tax  advisor  about your
specific   tax   situation.   Federal   income           tax
considerations are discussed further in the Statement of Additional Information.

Distributions  of tax-exempt interest income
earned  by  any Fund are expected to be exempt
from federal income taxation, except  for  the
possible application  of  the  alternative
minimum  tax.  Dividends paid out of a Fund's
net investment income  (including dividends and
taxable interest)  and  net short-term capital
gains will be taxable to you as  ordinary
income.   If  a  portion  of  a Fund's  income
consists  of dividends  paid  by  U.S.
corporations, a portion of the dividends paid by that Fund may be eligible for the dividends-received deduction for corporate shareholders. Distributions of net long-term capital gains earned by a Fund are taxable to you as long-term capital gains, regardless of how long you have held your Fund shares. Fund distributions are taxable to you in the same manner whether received in cash or reinvested in additional Fund shares.

If you buy shares of a Fund shortly before any
distribution, your  distribution  from the Fund
will,  in  effect,  be  a taxable  return of
part of your investment.   Similarly,  if you
buy  shares of a Fund that holds appreciated
securities in  its portfolio, you will receive a
taxable return of part of                                your  investment  is
and  when  the  Fund  sells                              the
appreciated securities and realizes the gain.
Some of the Funds have built up, or have the potential to build up, high levels of unrealized appreciation.

A distribution will be treated as paid to you on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by a Fund during January of the following calendar year.

Each year, each Fund in which you have invested will notify you of the tax status of dividends and other distributions.

Upon the sale or other disposition of your Fund shares, you may realize a capital gain or loss which will be long-term or short-term, generally depending upon how long you held your shares.

The  Funds  may be required to withhold U.S.
federal income tax at the rate of 31% of all taxable distributions payable to you if you fail to provide the Funds in which you invest with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. federal income tax liability.

Except   in  the  case  of  the  Money  Market
Fund,   your redemptions (including redemptions
in-kind) and exchanges of Fund shares will
ordinarily result in a taxable capital gain or
loss, depending on the amount you receive for
your shares (or  are deemed to receive in the
case of exchanges) and the amount you paid (or
are deemed to have paid) for them.                        As
long as the Money Market Fund continually maintains a $1.00 NAV, you ordinarily will not recognize taxable gain or loss on the redemption or exchange of such Fund shares.

Fund distributions also may be subject to state, local and foreign taxes. In many states, Fund distributions which are derived from interest on certain U.S. Government obligations are exempt from taxation. You should consult your own tax adviser regarding the particular tax consequences of an investment in the Funds.


[Inside Back Cover]

"STANDARD  & POOR'S," "S&P," "S&P 500,"
"STANDARD  &  POOR'S 500"  AND "500" ARE
TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC.
"LEHMAN BROTHERS AGGREGATE  BOND  INDEX" AND
"LEHMAN BROTHERS  GOVERNMENT/INTERMEDIATE
CORPORATE BOND INDEX"  ARE TRADEMARKS  OF
LEHMAN BROTHERS.  "SALOMON BROTHERS 1-3 YEAR
GOVERNMENT  INDEX"  IS A TRADEMARK OF SALOMON
SMITH  BARNEY INC.   "IBC MONEY FUND AVERAGE
INDEX" IS A TRADEMARK OF  IBC FINANCIAL DATA,
INC.

NO  FUND IS SPONSORED, ENDORSED, SOLD OR
PROMOTED BY ANY  OF THE  MCGRAW-HILL COMPANIES,
LEHMAN BROTHERS,  SALOMON  SMITH BARNEY  INC. OR
IBC FINANCIAL DATA, INC., AND NONE OF  THESE
COMPANIES    MAKES   ANY   REPRESENTATION
REGARDING                                                THE
ADVISABILITY  OF  INVESTING  IN  ANY  FUND.

MORE  COMPLETE INFORMATION  MAY  BE  FOUND IN

THE STATEMENT  OF  ADDITIONAL INFORMATION (SEE

BACK COVER).

[Back Cover]

LELAND FUNDS, INC.

WHERE TO GO FOR ADDITIONAL INFORMATION ABOUT THE

FUNDS.

If you would like additional information about any Fund, the following information documents are available to you:


Statement of Additional Information
Additional information about each Fund's structure and operations can be found in the Statement of Additional Information. The information presented in the Statement of Additional Information is incorporated by reference into this Prospectus and is legally considered to be part of this Prospectus.

You may request free copies of these materials, along with other information about the Funds and make shareholder inquiries by contacting:

     ASB Capital Management, Inc.
     1101 Pennsylvania
     Avenue, N.W. Suite
     300
Washington, D.C. 20004

     Telephone: (800) 544-8850
OBTAINING  INFORMATION  FROM  THE  SECURITIES
AND  EXCHANGE COMMISSION.
Reports and other information about each Fund
(including the Funds'  Statement  of Additional
Information) may also be obtained from the Securities and Exchange Commission:
     1.   By going to the Commission's Public
Reference Room
          in Washington, D.C., where you can
          review and copy the information.
          Information on the operation  of the
          Public  Reference Room  may  be
          obtained  by calling the Commission at
          (800) SEC-0880.

     2.   By  accessing  the Commission's
Internet  site  at
          http://www.sec.gov  where you can
          view,  download and print the
          information.

     3.   By  writing to the Public Reference
Section of the
          Securities  and  Exchange Commission,
          Washington, D.C.   20549-6009,  where,
          upon  payment   of   a duplicating
          fee, copies of the information will be
          sent to you.

SEC File Number 811-[    ]




               LELAND FUNDS, INC.

                     Leland Equity Fund
                      Leland Bond
Fund
                Leland Intermediate
            Bond Fund Leland Two-
            Year Government Bond
            Fund
                     Leland Short-

                     Term Investment

                     Fund Class I

                     and Class N

             STATEMENT OF ADDITIONAL

                           INFORMATI

                           ON [date]

This Statement of Additional Information (the
"SAI") is not a prospectus. It should be read in conjunction with the prospectus dated
[  ] (the "Prospectus") for Leland  Equity Fund,
Leland  Bond  Fund,  Leland Intermediate  Bond
Fund, Leland  Two-Year Government Bond Fund and
Leland  Short-Term Investment  Fund  (each  a
"Fund" and, collectively, the "Funds"), each of which is a separate portfolio of Leland
Funds, Inc. ("Leland").


To obtain a free copy of the Prospectus, please write to Leland Funds, Inc., c/o ASB
Capital Management, Inc.,  1101 Pennsylvania
Avenue,  N.W.,  Suite  300,  Washington,  D.C.
20004, or call 1-800-544-8850.



                TABLE OF CONTENTS

ORGANIZATION OF THE FUNDS
1 INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS
1
      The Equity Fund
      2
      The Bond Funds                                              7
      The Money Market Fund                                     14
MANAGEMENT OF THE FUNDS                                         18
INVESTMENT ADVISORY AND OTHER SERVICES                          18
      Investment Adviser                                        18
      Administrator                                             19
      Distributor                                               19
      Shareholder Servicing                                     19
      Transfer Agent and Custodian.                             20
      Other Expenses.                                           20
BROKERAGE ALLOCATION                                            20
DESCRIPTION OF CAPITAL SHARES                                   21
COMPUTATION OF NET ASSET VALUE                                  21
DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX STATUS           23
      Dividends and Capital Gains Distributions                 23
      Tax Status of the Funds                                   23
INDEPENDENT AUDITORS AND REPORTS TO SHAREHOLDERS                24
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION                  25
       Shares of the Funds Sold on a Continuous Basis
by the Distributor                                                    25
PERFORMANCE CALCULATIONS                                        25
      Average Annual Total Return                               25
      Cumulative Total Return                                   25
      Yield Calculations                                        25
      Effective Yield                                           25
APPENDIX                                                        A-1
      RATINGS OF FIXED INCOME SECURITIES                        A-1


                  ORGANIZATION OF THE FUNDS

Leland  is  registered under the Investment Company
Act  of
1940,   as   amended  (the  "1940  Act"),  as
an   open-end diversified  management
investment  company.   Leland   was formed
under Maryland law on August 24, 1999 as a Maryland corporation. Because Leland offers multiple portfolios, it is known as a "series company." Each Fund is a separate portfolio of assets and has its own investment objective which it pursues through separate investment policies, as described below and in the Prospectus. Leland's investment adviser is ASB Capital Management, Inc. ("ASBCM" or the "Investment Adviser"), an investment adviser registered under the Investment Advisers Act of 1940, as amended.

Each  Fund  issues shares of beneficial interest
in  Leland. The Board of Directors of Leland may
increase the number  of authorized shares or
create additional series or classes  of Leland
or  portfolio  shares without shareholder
approval. Shares  are  fully paid and
nonassessable when  issued,  are transferable
without restriction, and have no preemptive  or
conversion  rights. Shares of Leland have equal
rights  with respect to voting, except that the
holders of shares of each Fund  will  have  the
exclusive right to  vote  on  matters affecting
only the rights of the holders of that Fund.
For example, holders of a Fund will have the
exclusive right  to vote  on  any investment
management agreement or  investment restriction
that relates only to that Fund. Shareholders  of
the   Funds  do  not  have  cumulative  voting
rights,  and
therefore the holders of more than 50% of the outstanding shares of Leland voting together for the election of directors may elect all of the members of Leland's Board of Directors.
In such event, the remaining holders cannot elect any members of the Board of Directors.

Leland's  Board of Directors may authorize the
issuance  of additional  shares, and may, from
time to time, classify  or
reclassify  issued or any unissued shares to
create  one  or more  new  classes  or series in
addition to  those  already authorized  by
setting  or changing  in  any  one  or  more
respects the designations, preferences,
conversion or  other rights,  voting  powers,
restrictions,  limitations  as  to dividends,
qualifications,  or  terms  or  conditions   of
redemption of such shares; provided, however,
that any  such classification  or
reclassification shall not  substantially
adversely affect the rights of holders of issued
shares. Any such classification or
reclassification will comply with the provisions
of  the 1940 Act. The Directors  also  have  the
authority to terminate a series or class thereof
by  written notice to shareholders without
shareholder approval.
Leland's   Articles  of  Incorporation  (the
"Articles   of Incorporation") permit the
Directors to issue  an  unlimited number  of
full and fractional shares, par value $.001,  of
the  Funds.  Each Fund share is entitled to
participate  pro rata in the dividends and
distributions of that Fund.
Leland will not normally hold annual
shareholders' meetings. Under Maryland law and
Leland's Bylaws, an annual meeting is not
required to be held in any year in which the
election of directors  is not required to be
acted upon under  the  1940 Act.  Leland's
Bylaws  provide  that  special  meetings  of
shareholders,  unless otherwise provided by law
or  by  the Articles of Incorporation, may be
called for any purpose  or purposes  by  a
majority  of the Board  of  Directors,  the
Chairman of the Board, the President, or the
written request of  the holders of at least 10%
of the outstanding shares of beneficial
interests of Leland entitled to be voted at
such meeting to the extent permitted by Maryland
law.
Each  Director serves until the next election
of  directors and  until  the  election and
qualification of  his  or  her successor  or
until  such Director  sooner  dies,  resigns,
retires  or is removed by the affirmative vote
of a majority of   the   outstanding  voting
securities  of  Leland.   In accordance  with
the 1940 Act, (i) Leland will hold a shareholder meeting for the election of directors at such time as less than a majority of the Directors have been elected by shareholders, and (ii) if, as a result of a vacancy in the Board of Directors, less than two-thirds of the Directors have been elected by the shareholders, that vacancy will be filled only by a vote of the shareholders.
INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS
The following supplements the discussion in the Prospectus of the Funds' investment objectives, strategies, policies and risks.
These investment strategies and policies may be changed without shareholder approval unless otherwise noted. Capitalized terms not otherwise defined in this SAI have the same meanings as in the Prospectus.
Whenever an investment policy or restriction of any Fund described in the Prospectus or in this SAI states a maximum percentage of assets that may be invested in a security or other asset, or describes a policy regarding quality standards, that percentage limitation or standard will, unless otherwise indicated, apply to that Fund only at the time a transaction takes place. Thus, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in the percentage that results from circumstances not involving any affirmative action by a Fund will not be considered a violation.

Descriptions in this SAI of a particular investment
practice or  technique  in which any Fund may engage
or  a  financial instrument which any Fund may
purchase are meant to describe the spectrum of
investments that the Investment Adviser,  in its
discretion,  might,  but is not  required  to,  use
in managing   each  Fund's  portfolio  assets.  The
Investment Adviser  may,  in  its discretion, at any
time  employ  such practice, technique or instrument
for one or more Funds  but not for all Funds advised
by it. Furthermore, it is possible that  certain
types of financial instruments or  investment
techniques   described   herein  may   not   be
available,
permissible, economically feasible or effective for their intended purposes in some or all markets, in which case a Fund would not use them. Certain practices, techniques or instruments may not be principal activities of a Fund but, to the extent employed, could from time to time have a material impact on that Fund's performance.

In the discussion that follows, the "Equity Fund" refers to the Leland Equity Fund. The "Bond
Funds"  refer  to  the Leland Bond, the Leland
Intermediate Bond and the Leland TwoYear  Government
Bond Funds.  The "Money Market Fund" refers to the
Leland Short-Term Investment Fund.

THE EQUITY FUND

INVESTMENT POLICIES

Fundamental Investment Policies
The   Equity  Fund  has  adopted  the  following
investment restrictions,  all of which are
fundamental  policies;  that is, they may not be
changed, without approval by the holders of       a
majority (as defined in the 1940 Act) of the outstanding voting securities of the Equity Fund.

The Equity Fund may not:

  (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Equity Fund's investments in that industry would equal 25% of the current value of the Fund's total assets, provided that there is no limitation with respect to investment in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

  (2)  purchase securities of any issuer if, as a
     result, with respect to 75% of the Equity Fund's
     total assets, more than 5% of the value of its
     total assets would be invested in the securities
     of any one issuer or, with respect to 100% of
     its assets, the Equity Fund's ownership would be
     more than 10% of the outstanding voting
     securities of such issuer. This policy does not
     restrict the Equity Fund's ability to invest in
     securities issued or guaranteed by the U.S.
     Government, its   agencies  and
     instrumentalities; or to invest substantially all of its assets in the portfolio of one or more open-end management investment companies pursuant to Section 12 of the 1940 Act and the rules thereunder.

  (3) borrow money except to the extent permitted by the 1940 Act, and the rules, regulations and exemptions thereunder;

 (4)  issue senior securities  except to the extent
                      permitted
     by the 1940 Act, and the rules, regulations and exemptions thereunder;

  (5)   make  loans  to other parties if, as a
     result, the aggregate value of such loans would exceed one-third of the Equity Fund's total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

  (6) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Equity Fund's investment program may be deemed to be an underwriting;

 (7)   purchase  or sell real estate unless acquired
                        as  a
     result of ownership of securities or other instruments (but this shall not prevent the Equity Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business); nor

  (8)  purchase or sell physical commodities unless
                      acquired
     as a result of ownership of securities or other instruments (but this shall not prevent the Equity Fund from purchasing or selling options and futures contracts, or from investing in securities or other instruments backed by physical commodities).

Non-Fundamental Investment Policies
The Equity Fund has adopted the following non-fundamental policies which may be changed by a vote of a majority of the Directors of Leland at any time without approval of the Equity Fund's shareholders.

  (1) The Equity Fund may invest in shares of other open-end management investment companies, subject to the limitations of the 1940 Act, the rules thereunder, and any orders obtained thereunder now or in the future. Other investment companies in which the Equity Fund invests can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Equity Fund.

  (2)  The Equity Fund may not invest or hold more
     than 15% of the Equity Fund's net assets in
     illiquid securities. For this purpose, illiquid
     securities include, among others, (a) securities
     that are illiquid by virtue of the absence of a
     readily   available  market  or  legal  or
     contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

  (3) The Equity Fund may invest in futures or options contracts regulated by the CFTC for (i) bona fide hedging purposes within the meaning of the rules of the CFTC and (ii) for other purposes if, as a result, no more than 5% of the Equity Fund's net assets would be invested in initial margin and premiums (excluding amounts
     "in-the-money") required to establish the contracts.

    The Equity Fund (i) will not hedge more than [50%] of
     its total assets by selling futures contracts, buying put options, and writing call options (so called "short positions"), (ii) will not buy futures contracts or write put options whose underlying value exceeds
     20% of the  Equity Fund's total assets, and
     (iii) will not buy call options with a value exceeding [5%] of the Equity Fund's total assets.
  (4)  The Equity Fund may lend securities from its
                      portfolio
     to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) up to the limits established by and under the 1940 Act, including any exemptive relief obtained thereunder, which limits are currently generally one-third of the Equity Fund's total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily. The Equity Fund will not enter into any portfolio security lending arrangement having a duration of longer than one year.

(5)   The  Equity  Fund may not make investments  for
                         the
     purpose of exercising control or management.
  (6) The Equity Fund may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions).

 (7)  The Equity Fund may not sell securities short,
                       unless
     it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

  (8) The Equity Fund may not purchase interests, leases, or limited partnership interests in oil, gas, or other mineral exploration or development programs.

ADDITIONAL  PERMITTED INVESTMENT ACTIVITIES  AND
ASSOCIATED RISKS

Set forth below are descriptions of certain investments and additional investment policies for the Equity Fund.

Bank Obligations
The  Equity  Fund may invest in bank obligations,
including certificates of deposit, time deposits,
bankers' acceptances
and  other short-term obligations of domestic
banks, foreign subsidiaries of domestic banks,
foreign branches of domestic banks,  and domestic
and foreign branches of foreign  banks, domestic
savings  and loan associations and  other
banking institutions.   With  respect to such
securities  issued  by foreign branches of
domestic banks, foreign subsidiaries  of domestic
banks, and domestic and foreign branches of
foreign banks,   the  Equity  Fund  may  be
subject  to  additional investment  risks that
are different in some  respects  from those
incurred by an equity fund which invests only in
debt obligations  of  U.S. domestic issuers. Such
risks  include possible  future  political and
economic  developments,  the possible imposition
of foreign withholding taxes on interest income
payable on the securities, the possible
establishment of  exchange  controls  or  the
adoption  of  other  foreign governmental
restrictions which might adversely  affect  the
payment  of  principal and interest on these
securities  and the possible seizure or
nationalization of foreign deposits. In
addition,  foreign branches of U.S.  banks  and
foreign banks  may be subject to less stringent
reserve requirements and   to  different
accounting,  auditing,  reporting                        and
recordkeeping  standards than those applicable
to  domestic branches of U.S. banks.
Certificates   of   deposit   are  negotiable
certificates evidencing the obligation of a bank
to repay funds deposited with it for a specified
period of time.
Time  deposits are non-negotiable deposits
maintained  in  a banking  institution for a
specified period  of  time  at  a stated
interest rate.  Time deposits which may be  held
by the  Equity  Fund will not benefit from
insurance  from  the Bank  Insurance  Fund  or
the Savings Association  Insurance Fund
administered   by  the  Federal   Deposit
Insurance Corporation  ("FDIC").  Bankers'
acceptances   are                                    credit
instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer.
These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short term obligations may include uninsured, direct obligations, bearing fixed, floating- or variable-interest rates.


Commercial Paper
The  Equity  Fund may invest in commercial paper
(including variable amount master demand notes)
which refers to  shortterm,  unsecured promissory
notes issued by corporations  to finance  short-
term  credit  needs.   Commercial  paper          is
usually sold on a discount basis and has a
maturity  at  the time of issuance not exceeding
nine months.  Variable amount master demand notes
are demand obligations which permit  the
investment of fluctuating amounts at varying
market rates of interest pursuant to arrangements
between the issuer  and  a commercial bank acting
as agent for the payee of such  notes whereby
both parties have the right to vary the  amount
of the  outstanding indebtedness on the notes.
Investments  by the Equity Fund in commercial
paper (including variable rate demand notes and
variable rate master demand notes issued by
domestic  and  foreign bank holding companies,
corporations and  financial institutions, as well
as similar  instruments issued  by  government
agencies and instrumentalities)  will consist  of
issues that are rated in one of the two  highest
rating   categories  by  a  Nationally
Recognized                                        Ratings
Organization ("NRRO"). Commercial paper may include variableand floating-rate instruments.


Convertible Securities
The  Equity  Fund may invest in convertible
securities  that provide current income and are
issued by companies with  the characteristics
described above for the Equity Fund and that have
a strong earnings and credit record.  The Equity
Fund may  purchase  convertible securities that
are  fixed-income debt  securities  or  preferred
stocks,  and  which  may  be converted  at  a
stated price within a specified  period  of time
into a certain quantity of the common stock of
the same issuer. Convertible securities, while
usually subordinate to similar  nonconvertible
securities,  are  senior  to  common stocks       in   an  issuer's
capital  structure.  Convertible
securities offer flexibility by providing the investor with a steady income stream (which generally yield a lower amount than similar nonconvertible securities and a higher amount than common stocks) as well as the opportunity to take advantage of increases in the price of the issuer's common stock through the conversion feature. Fluctuations in the convertible security's price can reflect changes in the market value of the common stock or changes in market interest rates. At most, 5% of the Equity Fund's net assets will be invested, at the time of purchase, in convertible securities that are not rated in the four highest rating categories by one or more NRROs, such as Moody's Investors Service, Inc. ("Moody's") or
Standard & Poor's Ratings Group ("S&P"), or unrated but determined by the Investment Adviser to be of comparable quality.
 Derivative Securities: Futures and Options Contracts
Futures and options contracts are types of "derivative securities" in which the Equity Fund may invest. Derivative securities are securities which derive their value, at least in part, from the price of another security or asset, or the level of an index or a rate. As is described in more detail below, the Equity Fund often invests in these securities as a "hedge" against fluctuations in the value of the other securities in the Equity Fund's portfolio, although the Equity Fund may also invest in certain derivative securities for investment purposes only.

While  derivative  securities are  useful  for  hedging
and investment,  they  also carry additional risks.
A  hedging
policy may fail if the correlation between the value of
the derivative  securities  and the  other  investments
in  the Equity  Fund's  portfolio  does not  follow
the  Investment Adviser's
expectations.   If  the   Investment   Adviser's
expectations  are not met, it is possible that  the
hedging strategy  will  not only fail to protect the
value  of  the Equity Fund's investments, but the
Equity Fund may also lose money  on  the derivative
security itself. Also,  derivative securities are more
likely to experience periods  when  they will  not  be
readily tradable. If, as  a  result  of  such
illiquidity,  the  Equity Fund cannot  settle  a
future  or option   contract   at  the  time  the
Investment   Adviser determines is optimal, the Equity
Fund may lose money on the investment.   Additional
risks  of  derivative
securities
include:  the  risk of the disruption of the  Equity
Fund's ability  to  trade  in  derivative  securities
because   of regulatory compliance problems or
regulatory changes; credit risk of counterparties to derivative contracts; and market risk (i.e., exposure to adverse price changes).

The Equity Fund has the following non-fundamental investment policies with regard to investing in derivative securities:

     * The Equity Fund may invest in futures or options
contracts regulated by the Commodities Futures Trading
Commission ("CFTC") for (i) bona fide hedging purposes within the meaning of the rules of the CFTC and (ii) for other purposes if, as a result, no more than 5% of the Equity Fund's net assets would be invested in initial margin and premiums (excluding amounts "in-the-money") required to establish the contracts.

     * The Equity Fund (i) will not hedge more than [50%] of
       its total assets by selling futures contracts, buying put options, and writing call options
       (so called "short positions"), (ii) will not buy futures contracts or write put options whose underlying value exceeds 20% of the Equity
       Fund's total assets, and (iii) will not buy call options with a value exceeding [5%] of the Equity Fund's total assets.

The  Investment  Adviser  uses a variety  of  internal
risk management  procedures  to ensure that
derivatives  use  is
consistent  with  the  Equity Fund's investment
objectives, does not expose the Equity Fund to undue
risk and is closely monitored.                           These  procedures
include  providing  periodic
reports to the Board of Directors concerning the use of derivatives.

The use of derivatives by the Equity Fund also is
subject to broadly  applicable investment policies.
For  example,  the Equity  Fund may not invest more
than a specified percentage of  its  assets  in
"illiquid securities,"  including  those derivatives
that do not have active secondary markets.  Nor may
the       Equity  Fund  use  certain  derivatives
without
establishing adequate "cover" in compliance with the U.S. Securities and Exchange Commission
("SEC") rules  limiting the use of leverage.

Futures  Contracts.   The  Equity  Fund  may  trade
futures contracts  and  options  on  futures
contracts.  A  futures transaction  involves a firm
agreement  to  buy  or  sell  a commodity or
financial instrument at a particular price on a
specified  future  date. Futures contracts are
standardized and  exchange-traded,  where  the
exchange  serves  as  the ultimate  counterparty for
all contracts. Consequently,  the only    credit
risk   on   futures   contracts   is
the
creditworthiness of the exchange.

The  purchaser  or  seller  of a  futures  contract
is  not required  to  deliver  or pay for the
underlying  instrument unless  the  contract  is
held  until  the  delivery  date. However,  both  the
purchaser and seller  are  required  to deposit
"initial  margin" with a futures  broker  when  the
parties enter into the contract. Initial margin
deposits are typically equal to a percentage of the
contract's value.  If the  value  of either party's
position declines, that  party will  be  required  to
make additional  "variation  margin" payments to
settle the change in value on a daily basis. The
party  that has a gain may be entitled to receive all
or  a portion  of  this  amount.  Initial  and
variation   margin payments  do not constitute
purchasing securities on margin for purposes of the Equity Fund's investment limitations. In the event of the bankruptcy of the broker that holds the margin on behalf of the Equity Fund, the Equity Fund may not receive a full refund of its margin.

Although the Equity Fund intends to purchase or sell
futures contracts  only  if  there  is an  active
market  for  such contracts,  a  liquid market may
not exist for a  particular contract  at a particular
time.  Many futures exchanges  and boards of trade
limit the amount of fluctuation permitted in futures
contract prices during a single trading day.   Once
the  daily  limit has been reached in a particular
contract, no  trades may be made that day at a price
beyond that limit or trading may be suspended for
specified periods during the trading  day.  Futures
contracts prices could  move  to  the limit for
several consecutive trading days with little or no
trading,  thereby preventing prompt liquidation  of
futures positions  and  potentially  subject  the
Equity  Fund   to substantial  losses. If it is not
possible,  or  the  Equity Fund   determines  not  to
close  a  futures  position   in anticipation of
adverse price movements, the Equity Fund may be required to pay additional variation margin until the position is closed.

Options  Trading.   The  Equity Fund may  purchase
or  sell options  on  individual securities or
options on indices  of securities.  The purchaser of
an option risks a  total  loss
of  the  premium  paid for the option if the  price
of  the underlying                                        security   does
not   increase   or   decrease
sufficiently  to justify the exercise of such
option.    The
seller  of an option, on the other hand, will
recognize  the premium  as                               income if the option
expires  unrecognized  but
foregoes any capital appreciation in excess of the exercise price in the case of a call option and may be required to pay a price in excess of current market value in the case of a put option.

A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell, and the writer the option to buy, the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

The  Equity  Fund will write call options only if
they  are
"covered."   In the case of a call option on a
security  or
currency,  the option is "covered" if the Equity
Fund  owns the  instrument underlying the call or has
an  absolute  and immediate                              right   to   acquire
that  instrument   without
additional  cash  consideration  (or,  if  additional
cash consideration is required, cash, U.S. Government
securities or  other liquid high grade debt
obligations, in such amount are  held  in  a
segregated account by  the  Equity  Fund's custodian)
upon conversion or exchange of other  securities held
by  it.  For a call option on an index, the option
is covered  if                                           the Equity Fund
maintains with its custodian  a
diversified portfolio of securities comprising the index or liquid assets equal to the contract value.
A call option is also covered if the Equity Fund holds an offsetting call on the same instrument or index as the call written. The Equity Fund will write put options only if they are "secured" by liquid assets maintained in a segregated account by the Equity Fund's custodian in an amount not less than the exercise price of the option at all times during the option period.

The  Equity  Fund  may buy put and call  options  and
write
covered call and secured put options.  Options
trading is  a highly  specialized  activity  which
entails  greater  than ordinary investment risk.
Options may be more volatile than the  underlying
instruments, and therefore, on a  percentage basis,
an  investment in options may be subject to  greater
fluctuation than an investment in the underlying
instruments themselves.                                  Purchasing options
is a specialized  investment
technique that entails a substantial risk of a complete loss of the amounts paid as premiums to the writer of the option. If the Investment Adviser is incorrect in its forecast of market value or other factors when writing options, the Equity Fund would be in a worse position than it would have been had if it had not written the option. If the Equity Fund wishes to sell an underlying instrument
(in the case of a covered call option) or liquidate assets in a segregated account (in the case of a secured put option), the Equity Fund must purchase an offsetting option if available, thereby incurring additional transactions costs.

Below is a description of some of the types of options in which the Equity Fund may invest.

A  stock  index option is an option contract whose
value  is based on the value of a stock index at some
future point  in time.
Stock indexes fluctuate with changes in  the  market
values   of   the  stocks  included  in  the   index.    The
effectiveness  of purchasing or writing stock index
options will depend upon the extent to which price
movements in  the Equity  Fund's  investment
portfolio  correlate  with  price movements   of  the
stock  index  selected.   Accordingly,
successful use by the Equity Fund of options on stock indexes will be subject to the Investment
Adviser's ability to correctly analyze movements in the direction of the stock market generally or of particular industry or market segments. When the Equity Fund writes an option on a stock index, the Equity Fund will place in a segregated account with the Equity Fund's custodian cash or liquid securities in an amount at least equal to the market value of the underlying stock index and will maintain the account while the option is open or otherwise will cover the transaction.

The  Equity Fund may invest in stock index futures
contracts and  options on stock index futures
contracts. A stock index futures  contract is an
agreement in which one party  agrees to  deliver  to
the  other an amount of  cash  equal  to  a specific
dollar amount multiplied by the difference  between
the value of a specific stock index at the close of
the last trading  day  of  the contract and the price
at  which  the agreement  is  made. Stock index
futures  contracts  may  be purchased to protect the
Equity Fund against an increase  in the  prices  of
stocks  that the  Equity  Fund  intends  to purchase.
The  purchase of options on stock  index  futures
contracts   are  similar  to  other  options
contracts    as
described  above, where the Equity Fund pays a
premium  for the  option  to  purchase  or sell  a
stock  index  futures contract  for  a specified
price at a specified  date.  With options  on  stock
index futures contracts, the Equity  Fund risks  the
loss  of the premium paid for  the  option.  The
Equity   Fund  may  also  invest  in  interest-rate
futures
contracts  and  options on interest-rate futures
contracts. These securities  are  similar  to  stock
index   futures
contracts and options on stock index futures contracts, except they derive their price from an underlying interest rate rather than a stock index.

Interest-rate  and index swaps involve the exchange
by  the Equity
Fund   with  another  party  of  their
respective
commitments  to  pay or receive interest  (for
example,  an exchange of floating-rate payments for
fixed-rate payments). Index  swaps  involve the
exchange by the Equity  Fund  with another party of
cash flows based upon the performance of an index  of
securities.   Interest-rate  swaps  involve       the
exchange by the Equity Fund with another party of cash flows based upon the performance of a specified interest rate. In each case, the exchange commitments can involve payments to be made in the same currency or in different currencies. The
Equity Fund will usually enter into swaps on a net basis. In so doing, the two payment streams are netted out, with the Equity Fund receiving or paying, as the case may be, only the net amount of the two payments. If the Equity Fund enters into a swap, it will maintain a segregated account on a gross basis, unless the contract provides for a segregated account on a net basis. The risk of loss with respect to swaps generally is limited to the net amount of payments that the Equity Fund is contractually obligated to make.
There is also a risk of a default by the other party to a swap, in which case the Equity Fund may not receive net amount of payments that the Equity Fund contractually is entitled to receive.
Future Developments. The Equity Fund may take advantage of opportunities in the areas of options and futures contracts and options on futures contracts and any other derivative investments which are not presently contemplated for use by the Equity Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Equity
Fund's investment objective and legally permissible for the Equity Fund. Before entering into such transactions or making any such investment, the Equity Fund would provide appropriate disclosure in its Prospectus or this SAI.


Forward  Commitments,  When-Issued  Purchases  and
DelayedDelivery Transactions
The Equity Fund may purchase or sell securities on a whenissued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date.

The   Equity  Fund  will  segregate  cash,  U.S.
Government obligations  or  other high-quality debt
instruments  in  an amount  at  least  equal  in
value  to  the  Equity  Fund's commitments  to
purchase when-issued  securities.   If  the value  of
these assets declines, the Equity Fund will segregate additional liquid assets on a daily basis so that the value of the segregated assets is equal to the amount of such commitments.


Illiquid Securities
The Equity Fund may invest in securities not registered under the 1933 Act and other securities subject to legal or other restrictions on resale.
Illiquid securities may be difficult to sell promptly at an acceptable price. Delay or difficulty in selling securities may result in a loss or be costly to the Equity Fund.


Loans of Portfolio Securities
The  Equity  Fund  may  lend  its  portfolio
securities  to brokers, dealers and financial
institutions, provided:                                  (1)
the loan is secured continuously by collateral
consisting of U.S.  Government  securities or cash or
letters  of  credit maintained on a daily marked-to-
market basis in an amount at least  equal  to the
current market value of the  securities loaned;  (2)
the Equity Fund may at any time call the loan and obtain the return of the securities loaned within five business days; (3) the Equity Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed the limits established by the 1940 Act.

The  Equity Fund will earn income for lending its
securities because  cash  collateral pursuant to
these  loans  will  be invested   in   short-term
money  market  instruments.                               In
connection with lending securities, the Equity Fund
may  pay reasonable finders, administrative and
custodial fees.                                          The
Equity  Fund  will  not  enter  into  any  security
lending
arrangement  having a duration longer than one year.   Loans
of  securities involve a risk that the borrower may
fail  to return  the  securities  or may fail to
provide  additional collateral.                   In
either  case,  the  Equity   Fund
could
experience delays in recovering securities or
collateral  or could   lose  all  or  part  of  the
value  of  the  loaned securities.  Although voting
rights, or rights  to  consent, attendant  to
securities on loan pass to the borrower,  such loans
may be called at any time and will be called so  that
the securities may be voted by the Equity Fund if a
material event affecting the investment is to occur.
The Equity  Fund may  pay  a  portion  of the
interest or  fees  earned  from securities   lending
to  a  borrower  or  placing   broker. Borrowers
and placing brokers may not be affiliated, directly or indirectly, with ASBCM or any of its affiliates.


Money Market Instruments and Temporary Investments
The  Equity Fund may invest in the following types
of  high quality
money  market  instruments  that  have   remaining
maturities  not  exceeding  one year:  (i)  U.S.
Government obligations;  (ii)  negotiable
certificates   of   deposit, bankers'  acceptances
and fixed  time  deposits  and  other obligations  of
domestic banks (including foreign  branches) that
have more than $1 billion in total assets at the
time of  investment and are members of the Federal
Reserve System or  are examined by the Comptroller of
the Currency or whose deposits  are  insured by the
FDIC; (iii)  commercial  paper rated  at the date of
purchase "Prime-1" by Moody's or "A-1" or  "A-1--" by
S&P, or, if unrated, of comparable quality as
determined  by  the Investment Adviser; and (iv)
repurchase agreements.   The Equity Fund also may
invest in  short-term U.S.   dollar-denominated
obligations  of   foreign
banks
(including U.S. branches) that at the time of investment: (i) have more than $10 billion, or the equivalent in other currencies, in total assets;
(ii) are among the 75 largest foreign banks in the world as determined on the basis of assets; (iii) have branches or agencies in the United States;
and (iv) in the opinion of the Investment Adviser, are of comparable quality to obligations of U.S.
banks which may be purchased by the Equity Fund.

Letters   of   Credit.   Certain  of  the  debt
obligations
(including certificates of participation, commercial paper and other short-term obligations) which the Equity Fund may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings and loan associations and insurance companies which, in the opinion of the Investment Adviser, are of comparable quality to issuers of other permitted investments of the Equity Fund may be used for letter of credit-backed investments.

Repurchase  Agreements.   The Equity  Fund  may
enter  into repurchase  agreements, wherein the
seller of a security  to the  Equity Fund agrees to
repurchase that security from the Equity  Fund at a
mutually agreed upon time and price.   The Equity
Fund may enter into repurchase agreements only  with
respect  to securities that could otherwise be
purchased  by the  Equity Fund.  All repurchase
agreements will  be  fully collateralized at 102%
based on values that  are  marked  to market daily.
The maturities of the underlying securities in a
repurchase  agreement transaction  may  be  greater
than twelve  months,  although the maximum term of  a
repurchase
agreement  will  always be less than twelve months.
If  the seller  defaults and the value of the
underlying  securities has declined, the Equity Fund
may incur a loss. In addition, if  bankruptcy
proceedings are commenced with respect to the seller
of the security, the Equity Fund's disposition of the
security may be delayed or limited.
The  Equity  Fund may not enter into a repurchase
agreement with  a  maturity of more than seven days,
if, as a  result, more than 15% of the Equity Fund's
total net assets would be invested  in repurchase
agreements with maturities  of  more than   seven
days,  restricted  securities  and   illiquid
securities. The Equity Fund may not enter into a
repurchase agreement with a maturity of more than
seven days, if, as  a result,  more  than 15% of the
market value  of  the  Equity Fund's  total  net
assets would be invested  in  repurchase agreements         with  maturities
of  more  than  seven   days,
restricted  securities and illiquid securities.  The
Equity Fund will only enter into repurchase agreements with primary broker/dealers and commercial banks that meet guidelines established by the Board of Directors and that are not affiliated with the Investment Adviser. The Equity
Fund may participate in pooled repurchase agreement transactions with other funds advised by the Investment Adviser.


Other Investment Companies
The  Equity  Fund  may invest in shares  of  other
open-end management investment companies, up to the
limits prescribed in  Section 12(d) of the 1940 Act.
Under the 1940 Act,  the Equity  Fund's  investment
in such securities  currently  is limited  to,
subject to certain exceptions, (i)  3%  of  the total
voting stock of any one investment company, (ii) 5%
of the  Equity  Fund's  net  assets with  respect  to
any  one investment  company and (iii) 10% of the
Equity  Fund's  net assets  in aggregate.  Other
investment companies  in  which the  Equity Fund
invests can be expected to charge fees  for operating    expenses   such  as
investment   advisory                             and
administration fees, that would be in addition to those charged by the Equity Fund.


Privately Issued Securities
The  Equity  Fund may invest in privately issued
securities, including those which may be resold only
in accordance  with Rule  144A  under  the Securities
Act of  1933  ("Rule  144A Securities").    Rule
144A   Securities   are
restricted
securities  that are not publicly traded.
Accordingly,  the liquidity  of  the market for
specific Rule 144A  Securities may vary. Delay or
difficulty in selling such securities may result  in
a loss to the Equity Fund. Privately  issued  or Rule
144A  securities that are determined by the
Investment Adviser  to  be "illiquid" are subject to
the Equity  Fund's policy  of not investing more than
15% of its net assets  in illiquid   securities.
The   Investment   Adviser,   under guidelines
approved by Board of Directors of  Leland,  will
evaluate  the  liquidity characteristics of each
Rule  144A Security proposed for purchase by the
Equity Fund on a caseby-case basis and will consider
the following factors, among others, in their
evaluation: (1) the frequency of trades and quotes
for the Rule 144A Security; (2) the number of dealers
willing  to purchase or sell the Rule 144A Security
and  the number   of   other   potential
purchasers;   (3)   dealer undertakings to make a
market in the Rule 144A Security; and (4)  the nature
of the Rule 144A Security and the nature  of the
marketplace trades (e.g., the time needed to dispose
of
the  Rule 144A Security, the method of soliciting
offers and the mechanics of transfer).
Unrated Investments
The  Equity Fund may purchase instruments that are
not rated if,   in  the  opinion  of  the  Investment
Adviser,   such obligations  are of investment
quality comparable  to  other rated investments that
are permitted to be purchased by  the Equity  Fund.
After purchase by the Equity Fund, a  security may
cease to be rated or its rating may be reduced below
the minimum  required for purchase by the Equity
Fund.  Neither event  will  require a sale of such
security by  the  Equity Fund. To the extent the
ratings given by Moody's or S&P  may change as a
result of changes in such organizations or their
rating  systems,  the  Equity  Fund  will  attempt
to   use
comparable   ratings   as  standards  for
investments        in
accordance with the investment policies contained in its Prospectus and in this SAI. The ratings of Moody's and S&P are more fully described in the SAI
Appendix.


U.S. Government Obligations
The  Equity  Fund  may  invest  in  obligations
issued       or
guaranteed   by  the  U.S.  Government,  its
agencies           or
instrumentalities  ("U.S. Government obligations").
Payment of principal and interest on U.S. Government
obligations (i) may  be  backed by the full faith and
credit of  the  United States  (as  with U.S.
Treasury bills and GNMA certificates) or  (ii) may be
backed solely by the issuing or guaranteeing agency
or  instrumentality itself (as with FNMA notes).  In
the  latter  case  investors must look  principally
to  the agency  or  instrumentality  issuing  or
guaranteeing the
obligation   for   ultimate  repayment,  which
agency       or
instrumentality  may be privately owned.  There  can
be  no assurance  that  the U.S. Government will
provide  financial support to its agencies or
instrumentalities where it is not obligated to do so.
In addition, U.S. Government obligations are
subject  to  fluctuations  in  market  value  due        to
fluctuations in market interest rates. As a general matter, the value of debt instruments, including
U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S.
Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.


Warrants
The  Equity Fund may each invest up to 5% of its net
assets at  the time of purchase in warrants (other
than those  that have   been   acquired  in  units
or  attached   to   other securities),  and  not more
than 2% of  its  net  assets  in warrants  which are
not listed on the New York  or  American Stock
Exchange.  Warrants  represent  rights  to  purchase
securities  at a specific price valid for a specific
period of    time. The  prices  of  warrants  do  not
necessarily
correlate with the prices of the underlying securities. The Equity Fund may only purchase warrants on securities in which the Equity Fund may invest directly.


Nationally Recognized Statistical Ratings
Organizations
The  ratings of Moody's Investors Service, Inc.,
Standard  & Poor's Ratings Group, Division of McGraw
Hill, Duff & Phelps Credit  Rating Co., Fitch
Investors Service,  Inc.   Thomson Bank Watch and
IBCA Inc. represent their opinions as to  the
quality   of  debt  securities.  It  should  be
emphasized, however, that ratings are general and not
absolute standards of  quality,  and  debt securities
with the  same  maturity, interest  rate  and rating
may have different  yields  while debt  securities of
the same maturity and interest rate with different
ratings  may have the same yield.  Subsequent  to
purchase by the Equity Fund, an issue of debt
securities may cease  to  be rated or its rating may
be reduced  below  the minimum rating required for
purchase by the Equity Fund. The Investment   Adviser
will  consider  such   an   event   in determining
whether the Equity Fund should continue to hold the obligation.
THE BOND FUNDS

INVESTMENT POLICIES

Fundamental Investment Policies
Each   Bond   Fund  has  adopted  the  following
investment restrictions, all of which are fundamental policies; that is, they may not be changed without approval by the vote of the holders of a majority (as defined in the 1940 Act) of the outstanding voting securities of such Bond Fund.

The Bond Funds may not:

  (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Bond Fund's investments in that industry would equal 25% of the current value of such Bond Fund's total assets, provided that there is no limitation with respect to investment in securities issued or guaranteed by the U.S.
Government, its agencies or instrumentalities.

  (2) purchase securities of any issuer if, as a result, with respect to 75% of a Bond Fund's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or, with respect to 100% of its assets, such Bond Fund's ownership would be more than 10% of the outstanding voting securities of such issuer. This policy does not restrict a Bond Fund's ability to invest in securities issued or guaranteed by the U.S.
     Government, its agencies and instrumentalities;

  (3) borrow money except to the extent permitted by the 1940 Act, and the rules, regulations and exemptions thereunder;

  (4)  issue senior securities except to the extent
                      permitted
     by the 1940 Act, and the rules, regulations and exemptions thereunder;

  (5)   make  loans  to other parties if, as a
     result, the aggregate value of such loans would exceed one-third of a Bond Fund's total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

  (6) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Bond Fund's investment program may be deemed to be an underwriting;

 (7)   purchase  or sell real estate unless acquired
                        as  a
     result of ownership of securities or other instruments (but this shall not prevent the Bond Funds from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business); nor

  (8)  purchase or sell physical commodities unless
                      acquired
     as a result of ownership of securities or other instruments (but this shall not prevent the Bond Funds from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).


Non-Fundamental Investment Policies
Each Bond Fund has adopted the following non-fundamental policies which may be changed by a majority vote of Leland's Board of Directors at any time and without approval of such Bond Fund's shareholders.

  (1) Each Bond Fund may invest in shares of other open-end management investment companies, subject to the limitations of the 1940 Act, the rules thereunder, and any orders obtained thereunder now or in the future. Other investment companies in which the Bond Funds invest can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by a Bond Fund.

(2)  Each Bond Fund may not invest or hold more than
                       15% of
     the Bond Fund's net assets in illiquid
     securities. For this purpose, illiquid
     securities include, among others, (a)
     securities that are illiquid by virtue of the
     absence of a readily   available  market  or
     legal  or  contractual restrictions on resale,
     (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

  (3) Each Bond Fund may invest in futures or options contracts regulated by the CFTC for (i) bona fide hedging purposes within the meaning of the rules of the CFTC and (ii) for other purposes if, as a result, no more than 5% of the Bond Fund's net assets would be invested in initial margin and premiums (excluding amounts
     "in-the-money") required to establish the contracts.

    Each  Bond  Fund (i) will not hedge more than
[50%]  of
   the   Bond  Fund's  total  assets  by  selling
                       futures
     contracts, buying put options, and writing call options (so called "short positions"), (ii) will not buy futures contracts or write put options whose underlying value exceeds 20% of the Bond Fund's total assets, and (iii) will not buy call options with a value exceeding [5%] of the Bond Fund's total assets.

  (4)  Each Bond Fund may lend securities from its
                      portfolio
     to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one-third of the Bond
Fund's total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily. The Bond
Funds will not enter into any portfolio security lending arrangement having a duration of longer than one year.

(5)  Each Bond Fund may not make investments for the
                       purpose
     of exercising control or management.
  (6) Each Bond Fund may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions).
  (7) Each Bond Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
  (8) Each Bond Fund may not purchase interests, leases, or limited partnership interests in oil, gas, or other mineral exploration or development programs.
ADDITIONAL  PERMITTED INVESTMENT ACTIVITIES  AND
ASSOCIATED RISKS
Set forth below are descriptions of certain investments and additional investment policies for the Bond Funds.


Bank Obligations
The  Bond  Funds  may invest in bank obligations,
including certificates of deposit, time deposits,
bankers' acceptances
and  other short-term obligations of domestic
banks, foreign subsidiaries of domestic banks,
foreign branches of domestic banks,  and
domestic and foreign branches of foreign  banks,
domestic  savings  and loan associations and
other  banking institutions.  With  respect to
such  securities  issued  by foreign branches of
domestic banks, foreign subsidiaries  of
domestic banks, and domestic and foreign
branches of foreign banks,  a  Bond Fund may be
subject to additional investment risks  that
are  different  in  some  respects  from  those
incurred  by  a  bond  fund  which  invests
only  in   debt obligations  of  U.S. domestic
issuers. Such  risks  include possible  future
political and economic  developments,  the
possible imposition of foreign withholding taxes
on interest income payable on the securities,
the possible establishment of  exchange
controls  or  the adoption  of  other  foreign
governmental restrictions which might adversely
affect  the payment  of  principal and interest
on these securities  and the possible seizure or
nationalization of foreign deposits. In
addition,  foreign branches of U.S.  banks  and
foreign banks  may be subject to less stringent
reserve requirements and   to  different
accounting,  auditing,  reporting   and
recordkeeping standards than those applicable to domestic branches of U.S. banks.

Certificates   of   deposit   are  negotiable
certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

Time  deposits are non-negotiable deposits
maintained  in  a banking  institution for a
specified period  of  time  at  a stated
interest rate. Time deposits which may be held
by  a Bond  Fund  will not benefit from
insurance  from  the  Bank Insurance  Fund  or
the Savings Association  Insurance  Fund
administered  by  the Federal Deposit Insurance
Corporation ("FDIC").   Bankers'  acceptances
are  credit   instruments evidencing the
obligation of a bank to pay a draft drawn  on it
by  a customer. These instruments reflect the
obligation
both of the bank and of the drawer to pay the
face amount of the   instrument   upon  maturity.
The   other   short-term obligations   may
include uninsured, direct obligations, bearing fixed, floating- or variable-interest rates.
Bonds
Certain of the debt instruments purchased by the Bond Funds may be bonds. The Bond Funds invest no more than 15% in bonds that are below investment grade. A bond is an interestbearing security issued by a company or governmental unit. The issuer of a bond has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond's face value) periodically or on a specified maturity date.

An issuer may have the right to redeem or "call" a bond before maturity, in which case the investor may have to reinvest the proceeds at lower market rates. The value of fixed-rate bonds will tend to fall when interest rates rise and rise when interest rates fall.
The value of "floatingrate" or "variable-rate" bonds, on the other hand, fluctuate much less in response to market interest rate movements than the value of fixed rate bonds.

Bonds  may  be  senior  or subordinated
obligations.  Senior obligations   generally
have   the   first   claim   on   a corporation's
earnings and assets  and,  in  the  event  of
liquidation, are paid before subordinated debt.
Bonds may be unsecured    (backed   only   by
the   issuer's                                       general
creditworthiness) or secured (also backed by specified collateral).


Commercial Paper
The  Bond  Funds  may invest in commercial paper
(including variable amount master demand notes)
which refers to  shortterm,  unsecured promissory
notes issued by corporations  to finance short-
term credit needs. Commercial paper is usually
sold  on a discount basis and has a maturity at
the time  of issuance  not exceeding nine months.
Variable amount  master demand  notes  are
demand  obligations  which  permit   the
investment of fluctuating amounts at varying
market rates of interest pursuant to arrangements
between the issuer  and  a commercial bank acting
as agent for the payee of such  notes whereby
both parties have the right to vary the  amount
of the  outstanding indebtedness on the notes.
Investments  by the  Bond Funds in commercial
paper (including variable rate demand notes and
variable rate master demand notes issued by
domestic  and  foreign bank holding companies,
corporations and  financial institutions, as well
as similar  instruments issued  by  government
agencies and instrumentalities)  will consist  of
issues that are rated in one of the two  highest
rating   categories  by  a  Nationally
Recognized                                           Ratings
Organization ("NRRO"). Commercial paper may include variableand floating-rate instruments.


Convertible Securities
The  Bond  Funds  may  invest in convertible
securities.  A convertible  security  is
generally  a  debt  obligation  or preferred
stock  that may be converted within  a  specified
period of time into a certain amount of common
stock of  the same or a different user. A
convertible security provides  a fixed-income
stream  and  the  opportunity,   through   its
conversion   feature,   to  participate   in
the  capital
appreciation  resulting from a market price
advance  in  its underlying  common  stock. As
with a  straight  fixed-income security, a
convertible security tends to increase in market
value when interest rates decline and decrease
in value when interest  rates rise. Like a
common stock, the  value  of  a convertible
security also tends to increase as  the  market
value  of  the  underlying stock  rises,  and
it  tends  to decrease  as  the  market  value
of  the  underlying  stock declines.  Because
its  value can  be  influenced  by  both
interest  rate and market movements, a
convertible  security is  not  as  sensitive to
interest rats as a similar  fixedincome
security, nor is it as sensitive to changes in
share price as its underlying stock.
The creditworthiness of the issuer of a
convertible security may  be  important in
determining the security's true value. This  is
because the holder of a convertible security
will have recourse only to the issuer. In
addition, a convertible security  may  be
subject to redemption by the  issuer,  but only
after   a  specified  date  and  under
circumstances established at the time the
security is issued.
While  the  Bond  Funds  use the same  criteria
to  rate  a convertible  debt  security that it
uses  to  rate  a  more conventional debt
security, a convertible preferred stock is
treated  like a preferred stock for a Bond
Fund's  financial reporting,                            credit   rating,
and   investment   limitation
purposes. A preferred stock is subordinated to all debt obligations in the event of insolvency, and an issuer's failure to make a dividend payment is generally not an event of default entitling the preferred shareholder to take action. A preferred stock generally has no maturity date, so that its market value is dependent on the issuer's business prospects for an indefinite period of time. In addition, distributions from preferred stock are dividends, rather than interest payments, and are usually treated as such for corporate tax purposes.


Derivative Securities
The Bond Funds may invest in various instruments
that may be considered "derivatives," including
structured notes,  bonds or other instruments
with interest rates that are determined by
reference  to  changes in the value  of  other
interest rates, indices or financial indicators
("References") or the relative  change in two or
more References. Some  derivative securities
represent relatively recent innovations  in  the
bond  markets, and the trading market for these
instruments is  less developed than the markets
for traditional types of debt instruments. It is
uncertain how these instruments will perform         under   different
economic  and   interest                             rate
scenarios.   Because  certain  of  these
instruments  are
leveraged,  their  market values may be more
volatile  than other  types of bonds and may
present greater potential  for capital  gain  or
loss.  Derivative  securities  and  their
underlying    instruments   may   experience
periods      of
illiquidity,  which  could cause  a  Bond  Fund
to  hold  a security it might otherwise sell or
could force the sale  of a  security at
inopportune times or for prices that  do  not
reflect current market value. The possibility of
default  by the  issuer  or the issuer's credit
provider may be  greater for  these  structured
and derivative instruments  than  for other
types  of  instruments. As new  types  of
derivative securities  are  developed  and
offered  to  investors,  the Investment  Adviser
will, consistent with  the  Bond  Funds'
investment   objectives,  policies  and  quality
standards,
consider  making investments in such new types
of derivative securities.
Floating- and Variable-Rate Obligations
The  Bond  Funds  may purchase floating-  and
variable-rate obligations  such  as demand notes
and bonds.  Variable-rate demand   notes
include  master  demand  notes   that              are
obligations that permit a Bond Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Bond Fund, as lender, and the borrower. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. The issuer of such obligations ordinarily has a right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks.

There generally is no established secondary
market for these obligations  because  they are
direct  lending  arrangements between  the
lender and borrower. Accordingly, where  these
obligations  are not secured by letters of
credit  or  other credit  support arrangements,
a Bond Fund's right to  redeem is dependent on
the ability of the borrower to pay principal and
interest on demand. Such obligations frequently
are not rated  by  credit  rating agencies and
each  Bond  Fund  may invest  in  obligations
which are not so rated only  if  the Investment
Adviser determines that at the time of
investment the  obligations  are  of comparable
quality  to  the  other obligations  in  which
such  Bond  Fund  may  invest.                     The
Investment  Adviser, on behalf of each Bond
Fund, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in such Bond Fund's portfolio. No Bond Fund will invest more than 15% of the value of its total net assets in floating-or variable-rate demand obligations whose demand feature is not exercisable within seven days. Such obligations may be treated as liquid, if an active secondary market exists. Floating- and variable-rate instruments are subject to interest- rate risk and credit risk.

The floating- and variable-rate instruments that the Bond Funds may purchase include certificates of participation in such instruments.


Foreign Obligations and Securities
Each  Bond Fund may invest up to 25% of its
assets in  highquality, short-term debt
obligations of foreign branches  of U.S.  banks,
U.S. branches of foreign banks and  short-term
debt  obligations of foreign governmental
agencies that  are denominated in and pay
interest in U.S. dollars. Investments in
foreign obligations involve certain
considerations  that are  not  typically
associated with investing  in  domestic
obligations.   There   may   be  less   publicly   available
information  about a foreign issuer than  about
a  domestic issuer  and the available
information may be less  reliable. In  addition,
with  respect to certain  foreign  countries,
taxes  may be withheld at the source under
foreign tax laws, and  there is a possibility of
expropriation or confiscatory
taxation,  political  or  social instability  or
diplomatic developments that could adversely
affect investments in, the liquidity   of,  and
the  ability  to  enforce  contractual
obligations  with respect to, securities of
issuers  located in  those countries. The Bond
Funds may invest in securities denominated in
currencies other than the U.S. dollar and may
temporarily  hold  funds  in bank deposits  or
other  money market   investments  denominated
in  foreign   currencies. Therefore,  the  Bond
Funds may be  affected  favorably  or
unfavorably  by exchange control regulations or
changes  in the  exchange rate between such
currencies and  the  dollar. Changes in foreign
currency exchange rates influence  values within
a  Bond Fund from the perspective of U.S.
investors. The  rate  of  exchange between the
U.S.  dollar  and  other currencies is
determined by the forces of supply and  demand
in  the  foreign exchange markets. These forces
are affected by  the international balance of
payments and other economic and    financial
conditions,   government   intervention,
speculation and other factors.
Forward   Commitment,   When-Issued   and
Delayed-Delivery Transactions
The Bond Funds may purchase or sell securities on a whenissued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Delivery and payment on such transaction normally take place within 120 days after the date of the commitment to purchase. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date. The Bond Funds will establish a segregated account in which they will maintain cash, U.S. Government obligations or other high-quality debt instruments in an amount at least equal in value to each such Bond
Fund's commitments to purchase when-issued securities. If the value of these assets declines, a Bond Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.


Illiquid Securities
The Bond Funds may invest in securities not
registered under the  Securities Act of 1933, as
amended (the "1933 Act") and other  securities
subject to legal or other restrictions  on
resale.  Because  such securities may be  less
liquid  than other investments, they may be
difficult to sell promptly at an                          acceptable  price.
Delay  or  difficulty  in   selling
securities may result in a loss or be costly to a Bond Fund. Each Bond Fund may invest up to 15% of its net assets in illiquid securities.


Loans of Portfolio Securities
Each Bond Fund may lend its portfolio securities
to brokers, dealers  and financial institutions,
provided: (1) the  loan is  secured
continuously by collateral consisting  of  U.S.
Government   securities  or  cash  or  letters
of   credit
maintained on a daily marked-to-market basis in
an amount at least  equal  to the current market
value of the  securities loaned; (2) such Bond
Fund may at any time call the loan and obtain
the  return  of the securities  loaned  within
five business  days; (3) such Bond Fund will
receive any interest
or  dividends  paid on the loaned securities;
and  (4)  the aggregate market value of
securities loaned will not at  any time exceed
the limits established by the 1940 Act.
A  Bond  Fund  will earn income for lending  its
securities because  cash  collateral pursuant to
these  loans  will  be invested                     in   short-term
money  market  instruments.                          In
connection  with  lending securities, a Bond
Fund  may  pay reasonable  finders,
administrative and  custodial  fees.  A Bond        Fund  will  not
enter  into  any  security                           lending
arrangement having a duration longer than one year. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral. In either case, a Bond Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by a Bond Fund if a material event affecting the investment is to occur. A Bond Fund may pay a portion of the interest or fee earned from securities lending to a borrower or a placing broker. Borrowers and placing brokers may not be affiliated, directly or indirectly with ASBCM or any of its affiliates.


Mortgage-Related Securities
The Bond Funds may invest in mortgage-related securities. Mortgage pass-through securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly, in effect "passing through" monthly payments made by the individual borrowers on the residential mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government or its agencies or instrumentalities. Mortgage pass-through securities created by non- government issuers
(such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

Prepayment  Risk.  The stated maturities of
mortgage-related securities  may  be shortened
by unscheduled prepayments  of principal on the
underlying mortgages. Therefore, it is  not
possible  to  predict accurately the average
maturity  of  a particular  mortgage-related
security.  Variations  in  the maturities  of
mortgage-related securities will  affect  the
yield  of  a  Bond  Fund. Early repayment  of
principal  on mortgage-related  securities may
expose a  Bond  Fund  to  a lower  rate of
return upon reinvestment of principal.  Also, if
a security subject to prepayment has been
purchased at  a premium, in the event of
prepayment the value of the premium would  be
lost.  Like other fixed-income  securities,
when interest                                       rates  rise,  the
value  of  a  mortgage-related
security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities.

Collateralized Mortgage Obligations ("CMOs") and
Adjustable Rate  Mortgages ("ARMs"). The Bond
Funds may also invest  in investment grade CMOs.
CMOs may be collateralized  by  whole mortgage
loans  but  are more typically  collateralized
by portfolios of mortgage pass-through
securities guaranteed by the  Government
National Mortgage Association ("GNMA"),  the
Federal  Home Loan Mortgage Corporation
("FHLMC") or Federal National  Mortgage
Association ("FNMA"). CMOs are structured into
multiple classes, with each class bearing a
different stated                                   maturity.   Payments
of   principal,                                    including
prepayments,  are  first returned to investors
holding  the shortest  maturity  class;
investors  holding  the   longer maturity
classes  receive principal only  after  the
first class  has  been  retired. As new types of
mortgage-related securities  are  developed  and
offered  to  investors,  the Investment  Adviser
will, consistent with  the  Bond  Funds'
investment   objectives,  policies  and  quality
standards,
consider making investments in such new types of mortgagerelated securities.

The  Bond Funds each may invest in ARMs issued
or guaranteed by  the GNMA, FNMA or the FHLMC.
The full and timely payment of principal and
interest on GNMA ARMs is guaranteed by GNMA and
backed  by  the  full  faith and  credit  of
the  U.S. Government. FNMA also guarantees full
and timely payment  of both interest and
principal, while FHLMC guarantees full and
timely   payment  of  interest  and  ultimate
payment     of
principal.  FNMA and FHLMC ARMs are not backed
by  the  full faith and credit of the United
States. However, because FNMA and                  FHLMC  are
government-sponsored  enterprises,   these
securities are generally considered to be high quality investments that present minimal credit risks. The yields provided by these ARMs have historically exceeded the yields on other types of U.S. Government securities with comparable maturities, although there can be no assurance that this historical performance will continue.

The   mortgages  underlying  ARMs  guaranteed
by  GNMA  are
typically  insured  or  guaranteed by  the
Federal  Housing Administration, the Veterans
Administration or  the  Farmers Home
Administration, while those underlying ARMs
issued  by FNMA   or   FHLMC  are  typically
conventional  residential mortgages which are
not so insured or guaranteed, but  which conform   to   specific
underwriting,  size  and   maturity
standards.   The interest rates on the mortgages
underlying
the  ARMs  and some of the CMOs in which the
Bond Funds  may invest   generally  are
readjusted at periodic intervals ranging from one year or less to several years in response to changes in a predetermined commonly-recognized interest rate index. The adjustable rate feature should reduce, but will not eliminate, price fluctuations in such securities, particularly when market interest rates fluctuate. The net asset value of a Bond Fund's shares may fluctuate to the extent interest rates on underlying mortgages differ from prevailing market interest rates during interim periods between interest rate reset dates. Accordingly, investors could experience some loss if they redeem their shares of a Bond
Fund or if the Bond Funds sells these portfolio securities before the interest rates on the underlying mortgages are adjusted to reflect prevailing market interest rates. The holder of ARMs and CMOs are also subject to prepayment risk.

The Bond Funds will not invest in CMOs that, at
the time  of purchase, are "high-risk mortgage
securities" as defined  in
the  then current Federal Financial Institutions
Examination Council   Supervisory   Policy
Statement   on                                    Securities
Activities. High-risk mortgage securities are generally those with long durations or those which are likely to be more sensitive to interest-rate fluctuations.

Mortgage Pass-Throughs or Participation
Certificates ("PCs"). The Bond Funds also may
invest in mortgage passthrough securities, also
known as mortgage PCs.                            PCs
represent a direct ownership interest in a pool
of mortgage loans.   The issuer or servicer of
PCs collects the monthly payments from the homeowners whose loans are in a given pool and "passes through" the cash flow to investors in monthly payments which represent both interest and repayment of principal. PCs are subject to prepayment risk.

Most PCs are issued and/or guaranteed by GNMA, FNMA or FHLMC and carry an implied AAA credit rating. The remainder are privately issued and generally rated AAA or AA. The payments of principal and interest on PCs are considered secure; however, the cash flow on these investments may vary from month to month, depending on the actual prepayment rate of the underlying mortgage loans. At issuance, the stated maturity PCs is generally 30 years, although an increasing number may have 15-, seven- or five-year stated maturities.

Most PCs are backed by fixed-rate mortgage loans; however, ARMs are also pooled to create the securities. Most ARMs have caps and floors limiting the extent of interest-rate changes, and these option-like characteristics require that pass-throughs backed by ARMs have higher yields than pure floating-rate debt securities. The market for ARMS is largely an institutional market.


Asset-Backed Securities
The  Bond  Funds may invest in various types of
asset-backed securities.   Asset-backed
securities  are  securities  that represent an
interest in an underlying security.  The asset
backed securities in which the Bond Funds invest
may consist of undivided fractional interests in
pools of consumer loans or  receivables held in
trust. Examples include certificates for
automobile   receivables  (CARS)   and   credit   card
receivables  (CARDS). Payments of principal and
interest  on these  asset-backed  securities are
"passed  through"  on  a monthly  or other
periodic basis to certificate holders  and are
typically supported by some form of credit
enhancement, such  as  a surety bond, limited
guaranty, or subordination. The extent of credit
enhancement varies, but usually amounts to  only
a fraction of the asset-backed security's par
value until  exhausted.  Ultimately, asset-
backed  securities  are dependent  upon payment
of the consumer loans or receivables by
individuals, and the certificate holder
frequently has no recourse  to  the  entity
that  originated  the  loans   or receivables.
The  actual maturity and realized  yield  will
vary  based upon the prepayment experience of
the underlying asset  pool  and prevailing
interest rates at  the  time  of prepayment.
Asset-backed  securities  are  relatively   new
instruments  and may be subject to greater risk
of  default during  periods of economic downturn
than other instruments. Also,   the   secondary
market  for  certain   asset-backed securities
may not be as liquid as the market for other types of securities, which could result in a Bond Fund experiencing difficulty in valuing or liquidating such securities. The Bond
Funds may also invest in securities backed by pools of mortgages. The investments are described under the heading "Mortgage-Related Securities."
Other Investment Companies
The Bond Funds may invest in shares of other open-end management investment companies, up to the limits prescribed in Section 12(d) of the 1940 Act. Under the 1940 Act, a Bond Fund's investment in such securities currently is limited to, subject to certain exceptions,
(i) 3% of the total voting stock of any one investment company, (ii) 5% of such Bond
Fund's net assets with respect to any one investment company and (iii) 10% of such Bond
Fund's net assets in aggregate. Other investment companies in which the Bond Funds invest can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Bond Funds.


Repurchase Agreements
Each Bond Fund may enter into repurchase
agreements, wherein the seller of a security to
a Bond Fund agrees to repurchase that  security
from a Bond Fund at a mutually  agreed  upon
time  and  price.  A  Bond Fund may  enter  into
repurchase agreements  only  with  respect  to
securities  that  could otherwise  be  purchased
by such Bond Fund.  All  repurchase agreements
will be fully collateralized at  102%  based  on
values  that  are marked to market daily. The
maturities  of the                                underlying
securities  in  a  repurchase                      agreement
transaction may be greater than twelve months, although the maximum term of a repurchase agreement will always be less than twelve months. If the seller defaults and the value of the underlying securities has declined, a Bond Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, such Bond Fund's disposition of the security may be delayed or limited.

A Bond Fund may not enter into a repurchase agreement with a maturity of more than seven days, if, as a result, more than 15% of the market value of such Bond Fund's total net assets would be invested in repurchase agreements with maturities of more than seven days, restricted securities and illiquid securities. A Bond Fund will only enter into repurchase agreements with primary broker/dealers and commercial banks that meet guidelines established by the Board of Directors and that are not affiliated with the Investment
Adviser. The Bond Funds may participate in pooled repurchase agreement transactions with other funds advised by ASBCM.


Stripped Securities
The Bond Funds may purchase Treasury receipts,
securities of government  -  sponsored
enterprises  (GSEs),   and   other "stripped"
securities that evidence ownership in either
the future interest payments or the future
principal payments on U.S.   Government  and
other  obligations.   The   stripped securities
the Bond Funds may purchase are  issued  by  the
U.S.   Government   (or   a  U.S.   Government
agency                                            or
instrumentality)  or  by  private  issuers  such
as  banks, corporations and other institutions
at a discount  to  their face  value.  The  Bond
Funds will  not  purchase  stripped mortgage-
backed securities ("SMBS"). The stripped
securities purchased by the Bond Funds generally
are structured to make a  lump-sum  payment at
maturity and do  not  make  periodic payments
of  principal or interest. Hence, the duration
of
these  securities tends to be longer and they
are  therefore more  sensitive to interest rate
fluctuations  than  similar securities  that
offer  periodic payments  over  time.                  The
stripped  securities purchased by the  Bond
Funds  are  not
subject to prepayment or extension risk.

The  Bond  Funds may purchase participations in
trusts  that hold  U.S. Treasury securities
(such as TIGRs and  CATS)  or other  obligations
where the trust participations  evidence
ownership  in  either the future interest
payments  or                                           the
future   principal   payments  on  the
obligations.                                       These
participations  are normally issued at a
discount  to  their "face value," and can
exhibit greater price volatility  than ordinary
debt securities because of the way in which
their principal                                        and   interest
are  returned   to   investors.
Investments  by  the Bond Funds in such
participations will not exceed 5% of the value of the Bond Funds' total assets.


Reverse Repurchase Agreements
The  Bond  Funds intend to limit their
borrowings (including reverse  repurchase
agreements) during the  current  fiscal year  to
not more than 10% of net assets. At the time a
Bond Fund   enters  into  a  reverse  repurchase
agreement                                          (an
agreement  under  which  a Bond Fund sells
their  portfolio securities  and agrees to
repurchase them at an  agreed-upon date  and
price),  it will place in a segregated
custodial account liquid assets such as U.S.
Government securities  or other liquid high-
grade debt securities having a value equal to
or  greater than the repurchase price (including
accrued interest)  and  will  subsequently
monitor  the  account  to ensure  that  such
value is maintained. Reverse  repurchase
agreements  involve the risk that the market
value  of   the
securities  sold  by the Bond Funds may  decline
below      the
price at which the Bond Funds are obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings under the 1940 Act.


Municipal Bonds
The  Bond  Funds  may invest in municipal
bonds.   The                                           two
principal classifications of municipal bonds are "general obligation" and "revenue" bonds.
Municipal bonds are debt obligations issued to obtain funds for various public purposes. Industrial development bonds are a specific type of revenue bond backed by the credit and security of a private user.
Certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately-operated facilities. The Bond Funds may not invest 20% or more of their respective assets in industrial development bonds.

From  time  to  time, proposals have been
introduced  before Congress  for the purpose of
restricting or eliminating                             the
federal  income  tax  exemption for  interest
on  municipal obligations.  For  example, under
federal  tax  legislation enacted in 1986,
interest on certain private activity  bonds must
be  included  in  an  investor's  alternative
minimum taxable income, and corporate investors
must treat all  taxexempt  interest as an item
of tax preference. Moreover                            the
Bond  Funds cannot predict what legislation, if
any, may  be proposed in the state legislature
regarding the state income tax  status  of
interest  on  such  obligations,  or  which
proposals,  if any, might be enacted. Such
proposals,  while pending or if enacted, might
materially and adversely affect the
availability  of  municipal obligations
generally   for
investment by the Bond Funds and the liquidity
and value  of the Bond Funds' portfolios. In
such an event, the Bond Funds would  re-evaluate
their investment objectives and  policies and
consider possible changes in their structure or
possible dissolution.
Certain of the municipal obligations held by the
Bond  Funds may  be  insured as to the timely
payment of  principal  and interest. The
insurance policies usually are obtained by the
issuer  of  the  municipal obligation at  the
time  of  its original issuance. In the event
that the issuer defaults  on interest  or
principal payment, the insurer will be notified
and  will  be  required to make payment to the
bondholders. There  is, however, no guarantee
that the insurer will  meet its  obligations.
In  addition,  such  insurance  does  not
protect  against market fluctuations caused  by
changes  in interest rates and other factors.
Municipal Notes
The  Bond  Funds  may invest in municipal notes.
Municipal notes  include,  but  are not limited
to,  tax  anticipation notes  ("TANs"),  bond
anticipation notes ("BANs"),  revenue
anticipation  notes  ("RANs") and construction
loan  notes. Notes                                        sold   as  interim
financing  in  anticipation                               of
collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuer.

TANs.   An  uncertainty in a municipal issuer's
capacity  to
raise  taxes as a result of such events as a
decline in  its tax  base or a rise in
delinquencies could adversely  affect the
issuer's ability to meet its obligations on
outstanding TANs.                                         Furthermore, some
municipal issuers mix various  tax
proceeds  into  a  general  fund  that  is  used
to   meet obligations other than those of the
outstanding  TANs.                                       Use
of such a general fund to meet various obligations could affect the likelihood of making payments on TANs.

BANs.   The  ability  of  a municipal  issuer
to  meet  its
obligations on its BANs is primarily dependent on the issuer's adequate access to the longer term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal of, and interest on, BANs.

RANs. A decline in the receipt of certain revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal of, and interest on, RANs.

The values of outstanding municipal securities will vary as a result of changing market evaluations of the ability of their issuers to meet the interest and principal payments
(i.e., credit risk). Such values also will change in response to changes in the interest rates payable on new issues of municipal securities (i.e., market risk). Changes in the value of municipal securities held in the Bond
Funds' portfolios arising from these or other factors will cause changes in the net asset value per share of the Bond Funds.


U.S. Government Obligations
The   Bond  Funds  may  invest  in  obligations
issued  or
guaranteed   by  the  U.S.  Government,  its
agencies                                                  or
instrumentalities  ("U.S. Government
Obligations").  Payment of principal and
interest on U.S. Government Obligations (i) may
be  backed by the full faith and credit of  the
United States  (as  with U.S. Treasury bills and
GNMA certificates) or  (ii) may be backed solely
by the issuing or guaranteeing agency  or
instrumentality itself (as with FNMA notes).  In
the  latter  case  investors must look
principally  to  the agency  or  instrumentality
issuing  or  guaranteeing   the obligation          for   ultimate
repayment,  which   agency                          or
instrumentality  may be privately owned.  There
can  be  no assurance  that  the U.S. Government
will provide  financial support to its agencies
or instrumentalities where it is not obligated
to do so. In addition, U.S. Government
Obligations are   subject  to  fluctuations  in
market  value  due                                  to
fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government
Obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S.
Government Obligations are subject to
fluctuations in yield or value due to their structure or contract terms.


Zero Coupon Bonds
The  Bond Funds may invest in zero coupon bonds.
Zero coupon bonds   are  securities  that  make
no  periodic interest
payments, but are instead sold at discounts from face value. The buyer of such a bond receives the rate of return by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. Because zero coupon bonds bear no interest, they are more sensitive to interestrate changes and are therefore more volatile. When interest rates rise, the discount to face value of the security deepens and the securities decrease more rapidly in value, when interest rates fall, zero coupon securities rise more rapidly in value because the bonds carry fixed interest rates that become more attractive in a falling interest rate environment.


Nationally Recognized Ratings Organizations
The ratings of Moody's, S&P, Division of McGraw
Hill, Duff & Phelps  Credit  Rating  Co., Fitch
Investors  Service,  Inc. Thomson Bank Watch and
IBCA Inc. represent their opinions as to  the
quality of debt securities. It should be
emphasized, however, that ratings are general
and not absolute standards of  quality,  and
debt securities with the  same  maturity,
interest  rate  and rating may have different
yields  while debt  securities of the same
maturity and interest rate with different
ratings may have the same yield.   Subsequent
to purchase by the Bond Funds, an issue of debt
securities  may cease  to  be rated or its
rating may be reduced  below  the minimum rating
required for purchase by the Bond Funds.  The
Investment   Adviser  will  consider  such   an
event        in
determining whether the Bond Fund involved should continue to hold the obligation.


THE MONEY MARKET FUND

INVESTMENT POLICIES

Fundamental Investment Policies
The  Money  Market Fund has adopted the
following investment restrictions,  all of which
are fundamental  policies;  that is, they may
not be changed without approval by the vote  of
the  holders of a majority (as defined in the
1940  Act)  of
the outstanding voting securities of the Money Market
Fund.
The Money Market Fund may not:
  (1)   purchase the securities of issuers conducting
     their principal  business activity in the same
     industry  if, immediately after the purchase and
     as a result thereof, the value  of the Money
     Market Fund's investments  in  that industry
     would equal 25% of the current value of the
     Money Market Fund's total assets, provided that
     there  is  no limitation with respect to
     investment in (i) securities issued or
     guaranteed by the U.S. Government, its agencies
     or instrumentalities, (ii) municipal securities,
     (iii) foreign government securities, and (iv)
     obligations of domestic or foreign banks.  For
     purposes of this policy, (i) "Mortgage Related
     Securities," as they are defined in the
     Securities Exchange  Act of 1934, as amended
     (the "1934 Act")  are treated as securities of
     an issuer in the industry of the primary type of
     asset backing the security; (ii) financial
     services companies are classified according to
     the end users of their services (for example,
     automobile finance, bank finance,  and
     diversified finance); and (iii)  utility
     companies are classified according to their
     services (for example, gas, gas transmission,
     electric and gas, electric and telephone).  In
     certain circumstances, the guarantor of a
     guaranteed security may also be considered to be
     an issuer in connection with such guarantee,
     except that a guarantee of a security shall not
     be deemed to be a security issued by the
     guarantor when the value of all securities
     issued and guaranteed by the guarantor, and
     owned by the Money Market Fund, does not exceed
     10% of the value of the Money Market Fund's
     total assets;
  (2)     purchase securities of any issuer if, as a
result,
     with  respect  to 75% of the Money Market
     Fund's  total assets,  more than 5% of the
     value of its total  assets would  be
     invested in the securities of any one
     issuer or,  with  respect  to 100% of its
     assets,  the  Money Market  Fund's
     ownership would be more than 10% of  the
     outstanding  voting  securities of  such
     issuer.  This policy  does  not  restrict
     the  Money  Market  Fund's ability to
     invest in securities issued or guaranteed
     by the     U.S.     Government,    its
     agencies     and instrumentalities;

  (3)     borrow money except to the extent
permitted by the
     1940 Act, and the rules, regulations and exemptions thereunder;

  (4)     issue  senior  securities  except  to
the  extent
     permitted by the 1940 Act, and the rules, regulations and exemptions thereunder;

  (5)     make  loans to other parties if, as a
result,  the
     aggregate value of such loans would exceed
     one-third of the Money Market Fund's total
     assets.  For the purposes of   this
     limitation,   entering   into   repurchase
     agreements, lending securities and
     acquiring  any  debt securities are not
     deemed to be the making of loans;

  (6)     underwrite securities of other
issuers, except  to
     the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Money Market Fund's investment program may be deemed to be an underwriting;

  (7)     purchase or sell real estate unless
     acquired as  a result  of ownership of
     securities or other instruments (but this shall not prevent the Money Market Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business); nor

  (8) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Money Market Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).


Non-Fundamental Investment Policies
The Money Market Fund has adopted the following nonfundamental policies which may be changed by a majority vote of the Board of Directors at any time and without approval of such Fund's shareholders.

  (1)     The  Money  Market Fund may invest  in
     shares  of other open-end management investment
     companies, subject to   the  limitations  of
     the  1940  Act,  the   rules thereunder, and any
     orders obtained thereunder  now  or in  the
     future. Other investment companies in which the
     Money  Market  Fund invests can be expected  to
     charge fees   for   operating  expenses,  such
     as investment advisory and administration fees, that would be in addition to those charged by the Money Market Fund.

  (2) The Money Market Fund may not invest or hold more than 10% of the Money Market Fund's net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

  (3) The Money Market Fund may lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed
     (in the aggregate) one-third of the Money
     Market Fund's total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily. The Money Market Fund will not enter into any portfolio security lending arrangement having a duration of longer than one year.

 (4)  The Money Market Fund may not make investments
                       for the
     purpose of exercising control or management.
  (5)   The Money Market Fund may not purchase
     securities on margin (except for short-term
     credits necessary for the clearance of
     transactions).
  (6)   The Money Market Fund may not sell securities
     short, unless  it  owns or has the right to
     obtain  securities equivalent in kind and amount
     to the securities sold short (short  sales
     "against the box"),  and  provided  that
     transactions in futures contracts and options
     are not deemed to constitute selling securities
     short.
   (7)   The  Money  Market Fund may not purchase
                     interests,
     leases, or limited partnership interests in
     oil, gas, or other mineral exploration or
     development programs.
ADDITIONAL  PERMITTED INVESTMENT ACTIVITIES  AND
ASSOCIATED RISKS
Set  forth below are descriptions of certain
investments and additional investment policies
for the Money Market Fund.
Bank Obligations
The  Money  Market  Fund  may invest  in  bank
obligations, including  certificates of deposit,
time deposits,  bankers' acceptances and other
short-term obligations of domestic and foreign
banks,  foreign  subsidiaries  of  domestic
banks, foreign branches of domestic and foreign
banks, and domestic and  foreign  branches  of
foreign banks,  domestic  savings banks and
associations and other banking institutions.
With respect  to  such securities issued by
foreign  branches  of domestic banks, foreign
subsidiaries of domestic banks,  and domestic
and foreign branches of foreign banks,  the
Money Market  Fund  may be subject to additional
investment  risks that are different in some
respects from those incurred by a fund which
invests only in debt obligations of U.S. domestic
issuers.  Such  risks include possible future
political  and economic  developments, the
possible imposition  of  foreign withholding
taxes  on  interest  income  payable   on   the
securities, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities and the possible seizure or nationalization of foreign deposits.
In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.

Certificates   of   deposit   are  negotiable
certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

Time  deposits are non-negotiable deposits
maintained  in  a banking  institution for a
specified period  of  time  at  a stated
interest rate.  Time deposits which may be  held
by the  Money Market Fund will not benefit from
insurance  from the Bank Insurance Fund or the
Savings Association Insurance Fund   administered
by  the  Federal   Deposit   Insurance
Corporation  ("FDIC").  Bankers'  acceptances
are   credit instruments  evidencing the
obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other shortterm obligations may include uninsured, direct obligations, bearing fixed, floating- or variable-interest rates.


Commercial Paper
The Money Market Fund may invest in commercial paper. Commercial paper includes short-term unsecured promissory notes, variable rate demand notes and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions as well as similar taxable instruments issued by government agencies and instrumentalities.


Derivative Securities
The  internal investment policies of the Investment
Adviser prohibit the Money Market Fund's purchase of many types of floating-rate derivative securities that are considered potentially volatile. The following types of derivative securities ARE NOT permitted investments for the Money Market Fund:
  *    capped floaters (on which interest is not paid
                         when
       market rates move above a certain level);
     * leveraged floaters (whose interest rate reset provisions are based on a formula that magnifies changes in interest rates);
     *    range floaters (which do not pay any
       interest if market interest rates move outside of a specified range);
     * dual index floaters (whose interest rate reset provisions are tied to more than one index so that a change in the relationship between these indices may result in the value of the instrument falling below face value);
       and
     *    inverse floaters (which reset in the
       opposite direction of their index).
Floating- and Variable-Rate Obligations
The Money Market Fund may purchase floating- and variable-rate obligations such as demand notes and bonds. These obligations may have stated maturities in excess of thirteen months, but they permit the holder to demand payment of principal at any time, or at specified intervals not exceeding thirteen months. Variable- rate demand notes include master demand notes that are obligations that permit the Money Market
Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Money Market
Fund, as lender, and the borrower. The interest rates on these notes fluctuates from time to time, but the Money Market Fund may only invest in floating- or variable-rate securities that bear interest at a rate that resets quarterly or more frequently and that resets based on standard money market rate indices.
The issuer of such obligations ordinarily has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations.

Because  these  obligations are direct lending
arrangements between the lender and borrower, it
is not contemplated that such   instruments
generally  will  be  traded,  and  there
generally  is  no  established secondary  market
for  these obligations,  although they are
redeemable  at  face  value. Accordingly,  where
these obligations are  not  secured  by letters
of credit or other credit support arrangements,
the Money  Market  Fund's right to redeem is
dependent  on  the ability  of  the borrower to
pay principal and  interest  on demand.  Such
obligations frequently are not rated by credit
rating  agencies  and the Money Market Fund  may
invest  in obligations  which are not so rated
only if  the  Investment Adviser  determines
that  at the  time  of  investment  the
obligations   are  of  comparable  quality  to
the  other
obligations in which the Money Market Fund may
invest.   The Investment Adviser, on behalf of
the Money Market, considers on  an ongoing basis
the creditworthiness of the issuers  of the
floating- and variable-rate demand obligations
in  such Fund's  portfolio.  The Money Market
Fund  will  not  invest
more  than  10%  of  the value of its total  net
assets  in floating-  or variable-rate demand
obligations whose  demand feature                     is   not
exercisable  within  seven  days.   Such
obligations may be treated as liquid, provided that an active secondary market exists.


Foreign Obligations
The Money Market Fund may invest up to 25% of
its assets  in high-quality,  short-term
(thirteen  months  or  less)  debt obligations
of  foreign branches  of  U.S.  banks  or  U.S.
branches  of foreign banks that are denominated
in  and  pay interest in U.S. dollars.
Investments in foreign obligations involve            certain
considerations  that  are  not  typically
associated with investing in domestic
obligations. There may be  less  publicly
available information  about  a  foreign issuer
than  about a domestic issuer. Foreign issuers
also are not subject to the same uniform
accounting, auditing and financial reporting
standards or governmental supervision as
domestic  issuers.  In  addition, with  respect
to  certain foreign countries, taxes may be
withheld at the source under foreign  income
tax  laws and there  is  a  possibility  of
expropriation or confiscatory taxation,
political or  social instability,  or diplomatic
developments that  could  affect adversely
investments in, the liquidity of, and the
ability to   enforce   contractual  obligations
with  respect   to, securities of issuers
located in those countries.


Forward Commitments, When-Issued Purchases and DelayedDelivery Transactions
The Money Market Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date.

The  Money  Market Fund will segregate cash,
U.S. Government obligations  or  other high-
quality debt instruments  in  an amount  at
least equal in value to the Money Market  Fund's
commitments  to  purchase when-issued
securities.   If  the value  of these assets
declines, the Money Market Fund will segregate additional liquid assets on a daily basis so that the value of the segregated assets is equal to the amount of such commitments.


Letters of Credit
Certain  of the debt obligations (including
certificates  of participation,                       commercial  paper
and   other   short-term
obligations) which the Money Market Fund may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings and loan associations and insurance companies which, in the opinion of ASBCM, are of comparable quality to issuers of other permitted investments of the Money Market Fund may be used for letter of credit-backed investments.


Other Investment Companies
The Money Market Fund may invest in shares of
other open-end
management investment companies, up to the
limits prescribed in  Section 12(d) of the 1940
Act.  Under the 1940 Act,  the Money  Market
Fund's investment in such securities currently
is  limited to, subject to certain exceptions,
(i) 3% of the total voting stock of any one
investment company, (ii) 5% of such  Fund's  net
assets with respect to any one  investment
company  and  (iii)  10%  of  such  Fund's  net
assets      in
aggregate.   Other investment companies in which
the  Money Market  Fund  invests can be expected
to  charge  fees  for operating                   expenses   such  as
investment   advisory                             and
administration  fees,  that would be in
addition  to  those charged by the Money Market
Fund.


Ratings of Securities
Any security that the Money Market Fund purchases must present minimal credit risks and be of "high quality" or "highest quality."
"High quality" means to be rated in the top two rating categories and "highest quality" means to be rated only in the top rating category, by the requisite Nationally Recognized Ratings
Organization ("NRRO")  or,  if unrated,
determined to be of comparable quality to such rated securities by the Investment Adviser, under guidelines adopted by the Board of Directors.

The  ratings  of Moody's, S&P, Duff & Phelps
Credit  Rating Co.,  Fitch Investors Service,
Inc., Thomson Bank Watch  and IBCA Inc.
represent their opinions as to the quality of
debt securities.  It should be emphasized,
however, that  ratings are  general and not
absolute standards of quality, and debt
securities with the same maturity, interest rate
and  rating may  have different yields while
debt securities of the same maturity  and
interest rate with different ratings may  have
the  same yield. Subsequent to purchase by the
Money  Market Fund,  an issue of debt securities
may cease to be rated  or its  rating may be
reduced below the minimum rating required for
purchase  by  the  Money Market  Fund.  The
Investment Adviser  will consider such an event
in determining  whether the   Money  Market
Fund  should  continue  to                        hold   the
obligation.


Repurchase Agreements
The  Money  Market Fund may enter into
repurchase agreements wherein the seller of a security to the Money Market Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The Money
Market Fund may enter into repurchase agreements only with respect to securities that could otherwise be purchased by the Fund.
All repurchase agreements will be fully
collateralized at at least 102% based on values that are marked to market daily. The maturities of the underlying securities in a repurchase agreement transaction may be greater than twelve months, although the maximum term of a repurchase agreement will always be less than twelve months. If the seller defaults and the value of the underlying securities has declined, the Money Market Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, the Money Market Fund's disposition of the security may be delayed or limited.

The  Money  Market  Fund  may not enter  into  a
repurchase agreement with a maturity of more
than seven days, if, as  a result,  more  than
10% of the market value of  such  Fund's total
net assets would be invested in repurchase
agreements with   maturities  of  more  than
seven  days,                                      restricted
securities  and illiquid securities. The Money
Market  Fund will  only  enter  into repurchase
agreements  with  primary broker/dealers  and
commercial banks that  meet  guidelines
established  by  the Board of Directors  and
that  are  not affiliated  with  the Investment
Adviser. The  Money  Market Fund   may
participate  in  pooled  repurchase                agreement
transactions with other funds advised by ASBCM.


Unrated and Downgraded Investments
The  Money Market Fund may purchase instruments
that are not rated  if,  in  the opinion of the
Investment Adviser,  such obligations  are  of
comparable  quality  to  other   rated
investments that are permitted to be purchased by the Money Market Fund. The Money Market
Fund may purchase unrated instruments only if they are purchased in accordance with the Money Market Fund's procedures adopted by Leland's Board of Directors in accordance with Rule 2a-7 under the 1940 Act. After purchase by the Money Market Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund.
In the event that a portfolio security ceases to be an "Eligible Security" or no longer
"presents minimal credit risks," immediate sale of such security is not required, provided that the Board of Directors has determined that disposal of the portfolio security would not be in the best interests of the Money Market
Fund.


U.S. Government and U.S. Treasury Obligations
The  Money Market Fund may invest in obligations
of agencies and   instrumentalities  of  the
U.S.   Government   ("U.S. Government
obligations"). Payment of principal and
interest on U.S. Government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury bills and
GNMA certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FNMA notes). In the latter case investors must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities where it is not obligated to do so. In addition, U.S. Government obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S.
Government obligations are subject  to
fluctuations in yield or value due to their structure or contract terms.


             MANAGEMENT OF THE FUNDS

The business of the Funds is managed by Leland's Board of Directors which elects officers responsible for the day to day operations of the Funds and for the execution of the policies formulated by the Board of Directors.

The following table sets forth the principal occupation or employment of the members of the Board of Directors and principal officers of Leland.

 Name (Age) and Address   Position(s) Held with    Principal
                        Occupation(s)
                                  Leland             During
Past 5 Years
Walter   R.   Fatzinger,         Director          1999 -
Present:
Jr., (57)*                                         President,
ASB Capital

Management, Inc. Leland Funds, Inc.
c/o      ASB     Capital                           1994 -
1999:
Management, Inc.                                   President
- Greater
1101        Pennsylvania                           Washington
Region,
Avenue, N.W.                                       First
National Bank of
Suite 300                                          Maryland;
Executive
Washington, D.C. 20004                             Vice
President -
                                                   Institutio
                                                   nal Bank,
                                                   First
                                                   National
                                                   Bank of
                                                   Maryland


Leslie   A.   Nicholson,         Director          1996 -
Present:
(59)*                                              Executive
Vice
                                                   President
and General Leland Funds, Inc.
Counsel, Chevy Chase
c/o      ASB     Capital                           Bank
Management, Inc.
1101        Pennsylvania                           1994 -
1996:
Avenue, N.W.                                       Partner,
Shaw Pittman
Suite 300                                          law firm
Washington, D.C. 20004

*   An  "interested person" of Leland as defined in the 1940
Act.

Leland makes no payments to any of its officers for services. However, each of Leland's Directors who are not "interested persons" (the
"Disinterested Directors") are paid by Leland an annual fee of $[ ] and fees of $[ ] for each meeting they attend (other than those held by telephone conference call). Each Director is reimbursed by Leland for any expenses incurred by reason of attending such meetings or in connection with services performed for the Funds.

The   following  table  sets  forth  information   regarding
compensation of Directors by Leland and by the
fund  complex of  which the Funds are a part. In
the column headed  "Total Compensation   from
Leland  and  Fund   Complex    Paid   to
Directors," the number in parentheses indicates the total number of boards in the fund complex on which the Director served as of [date].

               Compensation Table

                                Pension or
Total
   Name of       Aggregate      Retirement     Estimated
Compensation
   Person       Compensation     Benefits        Annual
from Leland
 (Position)     from Leland*    Accrued as   Benefits Upon
and Fund
                               Part of Fund   Retirement*
                                Complex Paid Expenses*
                                to Directors*

Walter R.           N/A            N/A            N/A
N/A
Fatzinger,
Jr.
(Director)

Leslie A.           N/A            N/A            N/A
N/A
Nicholson
(Director)

*  Based on estimated amounts for the current fiscal year.

     INVESTMENT ADVISORY AND OTHER SERVICES
INVESTMENT ADVISER.
ASB Capital Management, Inc., a Maryland
corporation, is the investment adviser to the
Funds (as previously defined,  the "Investment
Adviser"). Pursuant to the Investment Management
Agreement with Leland on behalf of the Funds,
the Investment Adviser  manages each Fund's
investments in accordance  with its  stated
policies and restrictions, subject to  oversight
by Leland's Board of Directors.
The Investment Adviser is a wholly owned
subsidiary of Chevy Chase  Bank, F.S.B. ("Chevy
Chase Bank").  Personnel of  the Investment
Adviser may invest in securities for  their  own
account  pursuant to a code of ethics that  sets
forth  all employees'    fiduciary
responsibilities   regarding                             the
Funds, establishes procedures for personal investing and restricts certain transactions.

The  Investment Management Agreement, which is
dated  [  ], 1999,  will continue in effect for
an initial two-year term, and thereafter from
year to year so long as continuation  is
specifically  approved  at  least  annually  by
a  vote  of Leland's  Board of Directors by vote
of the shareholders  of the Funds, and in either
case by a majority of Disinterested Directors
who have no direct or indirect financial
interest in  the Agreement. The agreement may be
terminated as  to  a Fund at any time upon 60
days' prior written notice, without penalty,  by
either  party, or by a majority  vote  of  the
outstanding   shares  of  that  Fund,  and  will
terminate automatically upon assignment.

The   Investment  Management  Agreement
provides that the Investment Adviser will not be liable for any error of judgment or of law, or for any loss suffered by a Fund in connection with the matters to which such agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the Investment Adviser's part in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under such agreement.
The services of the Investment Adviser to the Funds under the Investment Management Agreement are not exclusive and it is free to render similar services to others.

For  the  investment management services
furnished  to  the Funds,  each  Fund  pays the
Investment  Adviser  an  annual investment
management  fee,  accrued  daily  and   payable
monthly, of [ ]% of that Fund's average daily net assets.

The Investment Adviser and its affiliates may, from time to time, voluntarily waive or reimburse all or a part of a Fund's operating expenses. Expense reimbursements by the Investment Adviser or its affiliates will increase a Fund's total return. [Description of any such waiver/reimbursement to be added by amendment.]

ADMINISTRATOR

Pursuant to an Administration Agreement with
Leland and  the Investment  Adviser,  [  ]  (the
"Administrator")  provides administrative
services  to  the   Funds.   Administrative
services  furnished  by  the  Administrator
include,  among
others, maintaining and preserving the records
of the Funds, including  financial  and
corporate records,  computing  net asset  value,
dividends,  performance  data  and  financial
information   regarding   the  Funds,
preparing  reports,
overseeing the preparation and filing with the
SEC and state securities  regulators of
registration statements,  notices, reports  and
other  material required  to  be  filed  under
applicable laws, developing and implementing
procedures  for monitoring    compliance   with
regulatory   requirements, providing  routine
accounting services, providing office facilities and clerical support as well as providing general oversight of other service providers. [Description of compensation of Administrator to be added by amendment.]

The Administration Agreement, which is dated [
], 1999, will continue  in  effect  for  an
initial  two-year  term,  and thereafter from
year to year so long as such continuation is
specifically  approved  at  least  annually  by
a  vote  of Leland's  Board  of  Directors,
including  a  majority
of
Disinterested  Directors  who have  no  direct
or  indirect financial   interest  in  the
Agreement.  Leland                      or
the
Administrator may terminate the Administration
Agreement on 60 days' prior written notice without penalty. Termination by Leland may be by vote of Leland's Board of Directors, or a majority of the Disinterested Directors who have no direct or indirect financial interest in the Agreement, or by a majority of the outstanding voting securities of the Funds.

The Administration Agreement provides that the
Administrator will  not be liable for any error
of judgment or of law,  or for  any  loss
suffered by a Fund in  connection  with  the
matters  to  which  such agreement relates,
except  a  loss resulting  from  willful
misfeasance,  bad  faith  or  gross negligence
on the Administrator's part in the performance
of its  obligations  and duties, or by reason of
its  reckless disregard   of  its  obligations
and  duties                             under
such
agreement.


DISTRIBUTOR

The  distributor  of  the  Funds  is  [  ],
[address]  (the "Distributor"). Pursuant to a
Distribution Agreement between Leland   and  the
Distributor,  the  Distributor  has     the
exclusive right to distribute shares of the Funds. The Distributor may enter into dealer or agency agreements with affiliates of the Investment Adviser and other firms for the sale of Funds shares. [Description of fees, if any, paid to the Distributor to be added by amendment.] From time to time and out of its own resources, the Investment Adviser or its affiliates may pay fees to broker-dealers or other persons for distribution or other services related to the Funds.

The   Distribution  Agreement  with  the
Distributor   will continue  in effect only if
such continuance is specifically approved  at
least annually by a vote of Leland's  Board  of
Directors,   including  a  majority  of  the
Disinterested Directors who have no direct or
indirect financial  interest in  the  Agreement.
The Agreement was approved  by  Leland's Board
of   Directors,  including   a   majority
of         the
Disinterested  Directors  who have  no  direct
or  indirect financial interest in the
Agreement. The Funds may terminate the
Distribution Agreement on 60 days' prior written
notice without  penalty. Termination by a Fund
may be  by  vote  of Leland's           Board
of  Directors,  or  a  majority         of
the
Disinterested  Directors  who have  no  direct
or  indirect
financial   interest   in  the  Agreement.   The   Agreement
terminates automatically in the event of its "assignment" as defined in the 1940 Act.


SHAREHOLDER SERVICING

Leland's  Board  of  Directors has  approved  a
Shareholder Servicing  Plan ("Servicing Plan")
pursuant  to  which  each Fund  may  pay  banks,
broker-dealers  or  other  financial
institutions  that have entered into a
shareholder  services agreement  with  Leland
("Servicing Agents")  in  connection with
shareholder  support  services  that  they          provide.
Payments  under the Servicing Plan will be
calculated  daily and paid monthly at an annual
rate that may not exceed [  ]% of  the average
daily net assets of the applicable Fund. The
shareholder  services  provided  by  the
Servicing   Agents pursuant  to  the  Servicing
Plan may include, among other services, providing general shareholder liaison services (including responding to shareholder inquiries), providing information on shareholder investments, establishing and maintaining shareholder accounts and records, and providing such other similar services as may be reasonably requested.

The  Servicing  Plan  was  approved  by
Leland's  Board  of Directors,   including  a
majority  of  the   Disinterested Directors who
have no direct or indirect financial interest in the Plan or the Shareholder Services
Agreement (described below). The Servicing Plan continues in effect as long as such continuance is specifically so approved at least annually. The Servicing Plan may be terminated by Leland with respect to a Fund by a vote of a majority of the Disinterested Directors who have no direct or indirect financial interest in the Plan or any agreements relating thereto.

Leland   may  enter  into  agreements  with
other   service organizations,  including
broker-dealers and banks whose clients are shareholders of the Funds, to act as Servicing
Agents and to perform shareholder support services with respect to such clients pursuant to the Servicing Plan.

Such Shareholder Services Agreements will
continue in effect only  if such continuance is
specifically approved at  least annually           by  a  vote  of
Leland's  Board  of  Directors,
including a majority of the Disinterested
Directors who have no direct or indirect
financial interest in the Agreement. A Fund may
terminate the Shareholder Services Agreement on
60 days' prior written notice without penalty.
Termination by a Fund  may  be by vote of
Leland's Board of Directors,  or  a majority  of
the Disinterested Directors who have no  direct
or   indirect  financial  interest  in  the
Agreement.  The Agreement  terminates
automatically  in  the  event  of  its
"assignment" as defined in the 1940 Act.

Conflict  of interest restrictions may apply to
the  receipt by   Servicing  Agents  of
compensation  from   Leland   in connection with
the investment of fiduciary assets in Fund shares. Servicing Agents, including banks regulated by the Comptroller of the Currency, the Federal Reserve Board or the FDIC, and investment advisers and other money managers are urged to consult their legal advisers before investing such assets in Fund shares.

TRANSFER AGENT AND CUSTODIAN

[  ]  (the  "Transfer Agent"), [address], serves
as transfer and  dividend  disbursing  agent
for  the  Funds.  For  the services  provided
under the Transfer Agency  and  Dividend
Disbursing   Agency  Agreement,  which  include
furnishing periodic
and   year-end   shareholder   statements
and
confirmations  of  purchases  and  sales,
reporting   share ownership,  aggregating,
processing and recording purchases and
redemptions of  shares,  processing
dividend  and
distribution payments, forwarding shareholder communications such as proxies, shareholder reports, dividend notices and prospectuses to beneficial owners, receiving, tabulating and transmitting proxies executed by beneficial owners and sending year-end tax reporting to shareholders and the Internal Revenue
Service, the Transfer Agent receives an annual fee, payable monthly, of [ ]% of each Fund's average daily net assets. The Transfer
Agent is permitted to subcontract any or all of its functions with respect to all or any portion of the Funds' shareholders to one or more qualified sub-transfer agents or processing agents, which may be affiliates of the Transfer Agent, the Distributor, or broker-dealers authorized to sell shares of the Funds pursuant to a selling agreement with the Distributor. The Transfer Agent is permitted to compensate those agents for their services; however, that compensation may not increase the aggregate amount of payments by the Funds to the Transfer Agent.

Pursuant  to  a  Custodian Agreement, [ ] (the
"Custodian"), [address], acts as the custodian of the Funds' assets. The Custodian, among other things, maintains a custody account or accounts in the name of each Fund, receives and delivers all assets for each Fund upon purchase and upon sale or maturity, collects all income and other payments and distributions with respect to the assets of each Fund, and pays expenses of each Fund.

OTHER EXPENSES

Each Fund pays the expenses of its operations,
including the costs  of  shareholder  and board
meetings;  the  fees  and expenses  of  blue
sky  and pricing  services,  independent
auditors,  counsel,  the Custodian and the
Transfer  Agent; reports
and   notices  to  shareholders;  the   costs            of
calculating  net  asset  value;  brokerage
commissions         or
transaction  costs;  taxes;  interest;
insurance  premiums; Investment Company
Institute dues; and the fees and expenses of
qualifying  that  Fund and its shares  for
distribution under  federal and state securities
laws. In addition,  each Fund  pays  for
typesetting,  printing  and  mailing  proxy
material,    prospectuses,    statements    of
additional information, notices and reports to existing shareholders, and the fees of the Disinterested Directors. Each Fund is also liable for such nonrecurring expenses as may arise, including costs of any litigation to which Leland may be a party, and any obligation it may have to indemnify Leland's officers and Directors with respect to any litigation. Leland's expenses generally are allocated among the Funds on the basis of relative net assets at the time of allocation, except that expenses directly attributable to a particular Fund are charged to that Fund.


              BROKERAGE ALLOCATION

The  Investment Adviser places orders for the
purchase  and sale  of assets with brokers and
dealers selected by and  in
the  discretion of the Investment Adviser. In
placing orders for   the  Funds'  portfolio
transactions,  the  Investment Adviser  seeks
"best execution" (i.e., prompt and  efficient
execution at the most favorable prices).
Consistent  with the policy of "best execution,"
orders  for portfolio  transactions are placed
with broker-dealer  firms giving consideration to
the quality, quantity and nature  of the  firms'
professional services which include  execution,
clearance  procedures,  reliability and  other
factors.  In selecting among the firms believed
to meet the criteria  for handling  a  particular
transaction, the Investment  Adviser may  give
consideration to those firms that provide
market, statistical and other research
information to Leland and the Investment
Adviser. In addition, the Funds may  pay  higher
than   the  lowest  available  commission  rates
when the
Investment  Adviser believes it is reasonable to
do  so  in light  of  the value of the brokerage
and research  services provided by the broker
effecting the transaction, viewed  in terms   of
either  the  particular  transaction   or            the
Investment  Adviser's overall responsibilities
with  respect to  accounts as to which it
exercises investment discretion. Any research
benefits derived are available for all clients.
Because  statistical and other research
information is  only supplementary  to the
Investment Adviser's research  efforts and  still
must be analyzed and reviewed by its staff,  the
receipt   of   research  information  is  not
expected    to
significantly reduce its expenses. In no event will a brokerdealer that is affiliated with the Investment Adviser receive brokerage commissions in recognition of research services provided to the Investment Adviser.

The  Investment  Adviser  intends  to  employ
broker-dealer affiliates   of   the   Investment
Adviser   (collectively "Affiliated  Brokers") to
effect portfolio transactions  for the   Funds,
provided  certain  conditions  are  satisfied.
Payment  of  brokerage commissions to Affiliated
Brokers  is subject  to  Section 17(e) of the
1940 Act  and  Rule  17e-1 thereunder,   which
require,  among  other   things,   that
commissions for transactions on securities
exchanges paid by a  registered  investment
company to a broker  which  is  an affiliated
person  of  such  investment  company,               or   an
affiliated person of another person so affiliated, not exceed the usual and customary brokers' commissions for such transactions.
Leland's Board of Directors, including a majority of Disinterested Directors, has adopted procedures to ensure that commissions paid to affiliates of the Investment Adviser by the Funds satisfy the standards of Section
17(e) and Rule 17e-1. Certain transactions may be effected for a Funds by a broker-dealer affiliate of the Investment Adviser at no net cost to that Fund; however, the broker-dealer may be compensated by another broker-dealer in connection with such transaction for the order flow to the second broker-dealer. Receipt of such compensation will be subject to the Funds' procedures pursuant to Section 17(e) and Rule
17e-1.

The  investment  decisions for each  Fund  will
be  reached independently from those for other
accounts, if any, managed by  the Investment
Adviser. On occasions when the Investment Adviser
deems the purchase or sale of securities to  be
in the  best  interest of one or more clients of
the Investment Adviser, the Investment Adviser,
to the extent permitted  by applicable laws and
regulations, may, but shall be under  no
obligation  to, aggregate the securities to be
so  sold  or purchased  in  order to obtain the
most favorable  price  or
lower brokerage commissions and efficient
execution. In such event, allocation of the
securities so purchased or sold, as well  as  the
expenses incurred in the transaction, will  be
made  by  the  Investment Adviser, in  accordance
with  its policy for aggregation of orders, as in
effect from time  to time.  In some cases this
procedure may affect the  size  or price of the
position obtainable for a Fund.
Purchases  and  sales of equity securities on
exchanges  are generally  effected through
brokers who charge  commissions. In  transactions
on stock exchanges in the  United  States, these
commissions generally are negotiated. In all
cases,  a Fund will attempt to negotiate best
execution.
Purchases and sales of fixed income portfolio
securities are generally   effected   as
principal   transactions.   These securities  are
normally purchased directly from the  issuer or
from  an underwriter or market maker for the
securities. There  usually  are no brokerage
commissions paid  for  such purchases.
Purchases   from  underwriters   of   portfolio
securities  include a commission or concession
paid  by  the issuer  to  the  underwriter,  and
purchases  from  dealers serving as market makers
include the spread between the  bid and ask
prices. In the case of securities traded in the
overthe-counter   markets,   there  is
generally   no   stated commission,  but the
price usually includes  an  undisclosed
commission or markup.


          DESCRIPTION OF CAPITAL SHARES

All shares of the Funds have equal voting rights and will be voted in the aggregate, and not by series, except where voting by series is required by law or where the matter involved affects only one series. There are no conversion or preemptive rights in connection with any shares. All shares of the Funds when duly issued will be fully paid and nonassessable. The rights of the holders of shares of each Fund may not be modified except by vote of the majority of the outstanding shares of such Fund.
Certificates are not issued unless requested and are never issued for fractional shares.
Fractional shares are liquidated when an account is closed.

Shares of each Fund have non-cumulative voting rights, which means that the holders of more than 50% of all series of Leland's shares voting for the election of the Directors can elect 100% of Leland's Directors if they wish to do so. In such event, the holders of the remaining less than 50% of Leland shares voting for the election of Directors will not be able to elect any person to the Board of Directors.

Leland is not required to hold a meeting of
stockholders  in any  year  in  which  the  1940
Act  does  not  require   a shareholder vote on a
particular matter, such as election of Directors.
Leland will hold a meeting of its shareholders for the purpose of voting on the question of removal of one or more Directors if requested in writing by the holders of at least 10% of Leland's outstanding voting securities, and will assist in communicating with its shareholders as required by Section 16(c) of the 1940 Act.

Shareholders  are entitled to one vote for each
full  share held and fractional votes for
fractional shares held. Unless otherwise
provided by law or its Articles of  Incorporation
or  Bylaws,  Leland  generally may  take  or
authorize  any extraordinary action upon the
favorable vote of the  holders
of  more  than 50% of its outstanding shares or
may take     or
authorize any routine action upon approval of a
majority     of
the votes cast.

Rule  18f-2  under  the 1940 Act provides  that
any  matter required  to  be submitted to the
holders of the outstanding voting  securities of
an investment company such  as  Leland shall
not  be  deemed to have been effectively  acted
upon unless  approved  by  a majority of the
outstanding  voting securities,  as defined in
the 1940 Act, of  the  series                      or
class of the Funds affected by the matter. Under
Rule 18f-2, a  series  or class is presumed to
be affected by a  matter, unless  the interests
of each series or class in the  matter are
identical or the matter does not affect any
interest     of
such  series or class. Under Rule 18f-2 the
approval  of   an
investment advisory agreement or any change in a
fundamental investment  policy  would  be
effectively  acted  upon  with respect  to  a
Fund only if approved by a majority  of  its
outstanding voting securities, as defined in the
1940  Act. However,  the  rule also provides
that the  ratification                             of
independent  public accountants, the approval
of  principal underwriting contracts and the
election of directors may                          be
effectively acted upon by the shareholders of Leland voting without regard to a Fund.

Each  share  of  each  Class of a Fund
represents  an  equal proportional interest in
the Fund with each other  share                    of
the  same  Class  and  is  entitled to  such
dividends  and distributions  out  of  the
income  earned  on  the  assets allocable to the
Class as are declared in the discretion            of
the Board of Directors. In the event of the liquidation or dissolution of the Funds, shareholders of a Fund are entitled to receive the assets attributable to the Fund that are available for distribution, and a distribution of any general assets not attributable to a particular
Fund that are available for distribution, in such manner and on such general basis as the Board of Directors may determine.


         COMPUTATION OF NET ASSET VALUE

The  price  of a Fund's shares on any given day
is  its  net asset  value ("NAV") per share. NAV
is calculated by  Leland for  each  Fund on each
day that the New York Stock Exchange (the
"NYSE") is open for trading.  Each Fund
calculates  its NAV  every  business day as of
the close of trading  on  the NYSE  (normally
4:00 p.m. Eastern Time).   If  the  markets
close  early, the Funds may close early and may
value  their shares at an earlier time under
these circumstances.  Shares of the Funds will
not be priced on days on which the NYSE is
closed  for  trading.   Currently, the  NYSE  is
closed       on
weekends  and  New Year's Day, Dr. Martin Luther
King,  Jr. Day,   Presidents'   Day,   Good
Friday,   Memorial   Day, Independence Day,
Labor Day, Thanksgiving Day and  Christmas Day.
When  any  holiday  falls  on  a  weekend,  the
NYSE typically  is  closed on the weekday
immediately  before                                or
after such holiday.

Securities  owned by a Fund for which market
quotations  are readily  available are valued at
current market value.  Each Fund values its
securities as follows. A security listed           or
traded  on  an  exchange is valued at its  last
sale  price (prior  to  the time as of which
assets are valued)  on  the exchange  where it
is principally traded. Lacking  any  such sales
on the day of valuation, the security is valued
at the mean  of the last bid and asked prices.
All other securities
for  which  over-the-counter market quotations
are  readily available  generally are valued at
the mean of  the  current bid and asked prices.
When market quotations are not readily
available, securities are valued at fair value
as determined in good faith by the Board. Debt
securities may be valued on the  basis of
valuations furnished by pricing services  that
utilize  electronic data processing techniques
to  determine valuations  for normal
institutional-size trading  units  of debt
securities, without regard to sale or bid
prices, when such valuations are believed to
more accurately reflect  the fair  market value
of such securities. Debt obligations with
remaining maturities of 60 days or less
generally are valued at  amortized  cost.  The
amortized  cost  method  involves valuing  a
security at its cost and amortizing any
discount or premium over the period until
maturity, regardless of the impact of
fluctuating interest rates on the market value
of the security.
Net asset value per share for the shares of the
Money Market Fund  is determined as of [5:00]
p.m. on each day such  Fund is  open  for
business. The Money Market Fund is  open  for
business each day Chevy Chase Bank is open for
business  and is generally closed on federal
bank holidays. If the markets for  the
instruments and securities the Money  Market
Fund invests  in  close early, the Money Market
Fund  may  close early  and may value its shares
at earlier times under these circumstances.
Expenses and fees, including advisory  fees, are
accrued daily and are taken into account for the
purpose of  determining  the  net asset value of
the  Money  Market Fund's shares.
The  Money  Market Fund uses the amortized  cost
method  to determine the value of its portfolio
securities pursuant  to Rule  2a-7  under the
1940 Act.  The amortized  cost  method involves
valuing a security at its cost and amortizing
any discount   or  premium  over  the  period
until   maturity, regardless  of the impact of
fluctuating interest  rates  on the  market
value  of  the  security.   While  this  method
provides  certainty in valuation, it may result
in  periods during which the value, as
determined by amortized cost,  is higher  or
lower than the price that the Money Market  Fund
would  receive  if  the  security were  sold.
During  these periods the yield to a shareholder
may differ somewhat  from that which could be
obtained from a similar fund that uses a method
of valuation based upon market prices. Thus,
during periods  of  declining interest rates, if
the  use  of  the amortized cost method resulted
in a lower value of the Money Market  Fund's
portfolio on a particular day, a  prospective
investor in the Money Market Fund  would be able
to obtain a somewhat higher yield than would
result from investment in a fund  using solely
market values, and existing Money  Market Fund
shareholders would receive correspondingly less
income. The  converse would apply during periods
of rising  interest rates.
Rule  2a-7  provides  that in order to value
its  portfolio using  the  amortized cost
method, a Fund  must  maintain  a dollar-
weighted average portfolio maturity  of  90
days  or less,  purchase  securities having
remaining maturities  (as defined in Rule 2a-7)
of thirteen months or less and  invest only in
those high-quality securities that are
determined by the  Board of Directors to present
minimal credit risks. The maturity  of  an
instrument is generally deemed  to  be  the
period  remaining  until the date when the
principal  amount thereof is due or the date on
which the instrument is to  be redeemed.
However, Rule 2a-7 provides that the maturity
of
an  instrument may be deemed shorter in the case
of  certain instruments,  including certain
variable and  floating  rate instruments subject
to demand features. Pursuant to Rule 2a7, the
Board is required to establish procedures
designed to stabilize, to the extent reasonably
possible, a Fund's price per   share  as
computed  for  the  purpose  of  sales  and
redemptions at $1.00. Such procedures include
review of  the Fund's portfolio holdings by the
Board of Directors, at such intervals  as it may
deem appropriate, to determine  whether the
Fund's  net  asset value calculated by using
available market  quotations deviates from $1.00
per  share  based  on amortized cost. The extent
of any deviation will be examined by  the Board
of Directors. If such deviation exceeds 1/2 of
1%,  the  Board will promptly consider what
action, if  any, will be initiated. In the event
the Board determines that  a deviation  exists
that may result in material  dilution  or other
unfair results to investors or existing
shareholders, the Board will take such
corrective action as it regards  as necessary
and appropriate, including the sale of
portfolio instruments  prior to maturity to
realize capital  gains  or losses or to shorten
average portfolio maturity, withholding
dividends  or  establishing a net asset value
per  share  by using  available market
quotations. It is the  intention  of the  Money
Market Fund to maintain a per  share  net  asset
value of $1.00, but there can be no assurance
that the Money Market Fund will do so.
Instruments  having variable or floating
interest  rates  or demand  features may be
deemed to have remaining  maturities as
follows: (a) a government security with a
variable  rate of                                        interest
readjusted no less frequently than every thirteen months may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate;
(b) an instrument with a variable rate of interest, the principal amount of which is scheduled on the face of the instrument to be paid in thirteen months or less, may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate; (c) an instrument with a variable rate of interest that is subject to a demand feature may be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand; (d) an instrument with a floating rate of interest that is subject to a demand feature may be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand; and (e) a repurchase agreement may be deemed to have a maturity equal to the period remaining until the date on which the repurchase of the underlying securities is scheduled to occur or, where no date is specified but the agreement is subject to demand, the notice period applicable to a demand for the repurchase of the securities.


 DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX
                     STATUS

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

The Funds pay dividends periodically and make capital gains distributions annually. The
Leland  Equity  Fund  pays  any dividends
[period].  The Bond Funds and  the  Money
Market Fund pay any dividends [period].

Distributions paid by a Fund are automatically
reinvested to purchase  new  shares  of the
Funds.   The  new  shares  are
purchased  at  NAV,  generally on the day
distributions  are paid.
TAX STATUS OF THE FUNDS
Each  Fund  intends to qualify annually and to
elect  to  be treated as a regulated investment
company under the Internal Revenue Code of 1986,
as amended (the "Code"). To qualify as a
regulated investment company, each Fund must,
among other things, (a) derive in each taxable
year at least 90% of  its gross income from
dividends, interest, payments with respect to
securities  loans  and gains  from  the  sale
or  other disposition  of stock, securities or
foreign  currencies  or other  income  derived
with  respect  to  its  business  of investing
in  such  stock, securities  or  currencies;
(b) diversify  its holdings so that, at the end
of each  quarter of the taxable year, (i) at
least 50% of the market value of the  Fund's
assets is represented by cash  and  cash  items
(including  receivables),  U.S. Government
securities,  the securities of other regulated
investment companies and other securities,  with
such other securities of  any  one  issuer
limited  for the purposes of this calculation to
an  amount not  greater than 5% of the value of
the Fund's total assets and                              not  greater
than  10%  of  the  outstanding                       voting
securities of such issuer, and (ii) not more
than 25% of the value  of its total assets is
invested in the securities  of any  one  issuer
(other than U.S. Government  securities  or the
securities of other  regulated  investment
companies); and  (c)  distribute at least 90% of
its investment  company taxable                       income   (which
includes,  among   other                              items,
dividends, interest and the excess of net short-term capital gains over net long-term capital losses) and its net taxexempt interest income each taxable year, if any.

As  a regulated investment company, each Fund
generally will not  be subject to U.S. federal
income tax on its investment company taxable
income and net capital gains (the excess  of net
long-term  capital  gains over net  short-term
capital losses),  if any, that it distributes to
shareholders.  Each Fund  intends  to distribute
to its shareholders,  at  least annually,
substantially  all  of  its  investment
company taxable                                       income   and  net
capital  gains.   Amounts                             not
distributed on a timely basis in accordance with
a  calendar year distribution requirement are
subject to a nondeductible 4% excise tax. To
prevent imposition of the excise tax, each Fund
must  distribute during each calendar year  an
amount equal  to the sum of (1) at least 98% of
its ordinary income (not  taking  into account
any capital gains or losses)  for the calendar
year, (2) at least 98% of its capital gains  in
excess  of its capital losses (adjusted for
certain ordinary losses,  as prescribed by the
Code) for the one-year  period ending  on
October  31 of the calendar year,  and  (3)  any
ordinary  income and capital gains for previous
years  that was  not distributed during those
years. A distribution will be  treated  as paid
on December 31 of the current  calendar year  if
it  is declared by a Fund in October, November
or December with a record date in such a month
and paid by  the Fund  during January of the
following  calendar  year.  Such distributions
will  be  taxable  to  shareholders  in               the
calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To prevent application of the excise tax, each Fund intends to make its distributions in accordance with the calendar year distribution requirement.

Dividends  paid  out of a Fund's investment
company  taxable
income  will  be taxable to a U.S. shareholder
as  ordinary income.  If  a  portion  of  a
Fund's  income  consists  of dividends  paid  by
U.S. corporations,  a  portion  of  the
dividends paid by the Fund may be eligible for
the corporate dividends-received deduction.
Distributions of  net  capital gains,  if  any,
designated as capital gain  dividends  are
taxable  as long-term capital gains, regardless
of how  long the  shareholder  has held the
Fund's shares,  and  are  not eligible  for the
dividends-received deduction. Shareholders
receiving  distributions in the form of
additional  shares, rather  than cash, generally
will have a cost basis in  each such  share
equal to the net asset value of a share  of  the
Fund on the reinvestment date. Shareholders will
be notified annually as to the U.S. federal tax
status of distributions, and  shareholders
receiving  distributions in  the  form  of
additional shares will receive a report as to
the net  asset value of those shares.
Investments by a Fund in zero coupon securities
will  result in  income  to the Fund equal to a
portion of the excess  of the face value of the
securities over their issue price (the "original
issue discount") each year that the securities
are held,  even  though  the  Fund  receives  no
cash  interest payments. This income is included
in determining the  amount of  income  which the
Fund must distribute to  maintain  its status
as  a regulated investment company and to avoid
the payment of federal income tax and the 4%
excise tax.
Gain  derived by a Fund from the disposition of
any  market discount bonds (i.e., bonds
purchased other than at original issue,  where
the  face value of the  bonds  exceeds  their
purchase  price) held by the Fund will be taxed
as  ordinary income  to the extent of the
accrued market discount on  the bonds, unless
the Fund elects to include the market discount
in income as it accrues.
The  taxation of equity options and over-the-
counter options on  debt  securities  is
governed  by  Code  section  1234. Pursuant  to
Code section 1234, the premium received  by  a
Fund  for  selling a put or call option is not
included  in income  at  the time of receipt. If
the option expires,  the premium is short-term
capital gain to the Fund. If the  Fund enters
into  a closing transaction, the difference
between the  amount  paid to close out its
position and the  premium received  is  short-
term capital gain or  loss.  If  a  call option
written by a Fund is exercised, thereby
requiring the Fund  to  sell  the  underlying
security, the  premium  will increase  the
amount realized upon the sale of such security
and  any  resulting gain or loss will be a
capital  gain  or loss, and will be long-term or
short-term depending upon the holding  period of
the security. With respect to  a  put  or call
option that is purchased by a Fund, if the
option  is sold,  any resulting gain or loss
will be a capital gain  or loss,  and  will be
long-term or short-term, depending  upon the
holding period of the option. If the option
expires, the resulting loss is a capital loss
and is long-term or  shortterm,  depending upon
the holding period of the  option.  If the
option is exercised, the cost of the option, in
the case of  a  call  option, is added to the
basis of the  purchased security  and,  in  the
case of a put  option,  reduces  the amount
realized on the underlying security  in
determining gain or loss.
Certain  options and futures contracts in which
a  Fund  may invest  are  "section 1256
contracts." Gains  or  losses  on section  1256
contracts generally are considered  60%  long-
term  and  40% short-term capital gains or
losses;  however, foreign  currency  gains  or
losses  (as  discussed  below) arising  from
certain section 1256 contracts may be  treated
as  ordinary  income or loss. Also, section
1256  contracts held  by  a Portfolio at the end
of each taxable year  (and, generally, for
purposes of the 4% excise tax, on October  31 of
each  year) are "marked-to-market" (that is,
treated  as sold at fair market value),
resulting in unrealized gains or losses being
treated as though they were realized.
Generally, the hedging transactions undertaken
by a Fund may result  in "straddles" for U.S.
federal income tax purposes. The  straddle
rules may affect the character of  gains  (or
losses) realized by a Fund. In addition, losses
realized  by a  Fund  on  positions that are
part of a  straddle  may  be deferred  under the
straddle rules, rather than being  taken into
account  in  calculating the taxable  income
for  the taxable year in which the losses are
realized. Because  only a  few regulations
implementing the straddle rules have been
promulgated,  the tax consequences to the Funds
of  engaging in  hedging  transactions  are not
entirely  clear.  Hedging transactions  may
increase the amount of short-term  capital gain
realized by the Funds which is taxed as ordinary
income when distributed to shareholders.
Each  Fund  may make one or more of the
elections  available under the Code which are
applicable to straddles. If a  Fund makes any of
the elections, the amount, character and timing
of  the  recognition of gains or losses  from
the  affected straddle positions will be
determined under rules that  vary according  to
the  election(s) made. The  rules  applicable
under certain of the elections may operate to
accelerate the recognition  of  gains or losses
from the affected  straddle positions.
Because the straddle rules may affect the
character of gains or losses, defer losses
and/or accelerate the recognition of gains  or
losses from the affected straddle positions,
the amount  which may be distributed to
shareholders, and  which will  be  taxed  to
them as ordinary  income  or  long-term capital
gain, may be increased or decreased as compared
to a fund that did not engage in such hedging
transactions.
Notwithstanding any of the foregoing, a Fund
may  recognize gain  (but  not  loss) from a
constructive sale  of  certain "appreciated
financial positions" if the Fund enters into  a
short  sale,  offsetting  notional  principal
contract                                             or
forward contract transaction with respect to the
appreciated position  or  substantially
identical property.  Appreciated financial
positions  subject  to  this  constructive
sale treatment  are  interests  (including
options  and  forward contracts   and   short
sales)  in   stock,    partnership interests,
certain actively traded trust instruments and certain debt instruments. Constructive sale treatment does not apply to certain transactions closed in the 90-day period ending with the 30th day after the close of the taxable year, if certain conditions are met.

Unless certain constructive sale rules
(discussed more fully above)  apply, a Fund will
not realize gain  or  loss  on  a short sale of
a security until it closes the transaction  by
delivering the borrowed security to the lender.
Pursuant  to Code Section 1233, all or a portion
of any gain arising from a  short  sale  may be
treated as short-term  capital  gain, regardless
of  the  period for  which  the  Fund  held  the
security  used  to  close the short sale. In
addition,  the
Fund's holding period of any security which is
substantially identical  to  that which is sold
short may  be  reduced  or eliminated   as   a
result  of  the  short   sale.   Recent
legislation,  however,  alters this  treatment
by  treating certain  short sales against the
box and other  transactions as  a  constructive
sale of the underlying security held  by the
Fund, thereby requiring current recognition of
gain,  as described more fully above. Similarly,
if a Fund enters into a   short                     sale  of  property
that  becomes  substantially
worthless,  the  Fund will recognize gain at
that  time  as though  it  had  closed  the
short  sale.  Future  Treasury regulations   may
apply   similar   treatment   to   other
transactions   with   respect  to  property
that   becomes substantially worthless.

Upon  the sale or other disposition of shares of
a  Fund,  a shareholder may realize a capital
gain or loss which will be long-term  or  short-
term,  generally  depending  upon                   the
shareholder's holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

Each  Fund  may be required to withhold U.S.
federal  income tax  at the rate of 31% of all
taxable distributions payable to  shareholders
who fail to provide the  Fund  with  their
correct  taxpayer identification number or to
make  required certifications, or who have been
notified by  the  IRS  that they   are   subject
to   backup  withholding.   Corporate
shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

Fund shareholders may be subject to state, local
and foreign taxes  on  their  Fund
distributions. In many  states,  Fund
distributions  which  are derived from interest
on  certain U.S.  Government obligations are
exempt from  taxation.  The tax  consequences to
a foreign shareholder of an  investment in  a
Fund  may  be different from those described
herein. Foreign  shareholders are advised to
consult their  own  tax advisers with respect to
the particular tax consequences  to them of an
investment in a Fund. Shareholders are advised
to consult  their  own  tax  advisers  with
respect     to                                      the
particular tax consequences to them of an investment in a Fund.


INDEPENDENT AUDITORS AND REPORTS TO SHAREHOLDERS

Leland's  independent  auditors, [ ], [address],
audit  and report  on  the  Funds' annual
financial statements,  review certain regulatory
reports and the Funds' federal income tax
returns,   and   perform   other  professional
accounting, auditing, tax and advisory services when engaged to do so by Leland. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.

 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
SHARES  OF THE FUNDS ARE SOLD ON A CONTINUOUS
BASIS  BY  THE DISTRIBUTOR
If  Leland's  Board  of Directors determines
that  existing conditions   make  cash  payments
undesirable,   redemption payments  may  be made
in whole or in part in securities  or other
property, valued for this purpose as they are
valued in computing the relevant Fund's NAV per
share. Shareholders receiving  securities or
other property  on  redemption  may realize a
gain or loss for tax purposes, and will incur
any costs of sale, as well as the associated
inconveniences.  An in-kind  distribution of
portfolio securities will  be  less liquid  than
cash. The shareholder may have  difficulty  in
finding a buyer for portfolio securities
received in payment for  redeemed  shares.
Portfolio securities may  decline  in value
between  the time of receipt by the  shareholder
and conversion  to  cash.  A  redemption  in-
kind  of  a  Fund's portfolio  securities  could
result in  a  less  diversified portfolio  of
investments for that Fund  and  could  affect
adversely the liquidity of that Fund's
portfolio.
Leland   may suspend redemption rights and
postpone payments at times when trading on the NYSE is restricted, the NYSE is closed for any reason other than its customary weekend or holiday closings, emergency circumstances as determined by the SEC exist, or for such other circumstances as the SEC may permit.


            PERFORMANCE CALCULATIONS

The  Funds  may  advertise certain yield  and
total  return information.  Quotations of yield
and total  return  reflect only  the performance
of a hypothetical investment in a Fund or  class
of shares during the particular time period
shown. Yield  and total return vary based on
changes in the  market conditions  and  the
level of a  Fund's  expenses,  and  no reported
performance  figure  should  be   considered              an
indication of performance which may be expected in the future.

In  connection with communicating its
performance to current or  prospective
shareholders, these figures may also be compared to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

Performance information for a Fund or Class of
shares  in  a Fund may be useful in reviewing
the performance of such Fund or  Class of shares
and for providing a basis for comparison with
investment alternatives.  The performance of a
Fund and the performance of a Class of shares in
a Fund, however, may not   be  comparable  to
the  performance  from  investment alternatives
because  of  differences  in  the   foregoing
variables  and  differences in the  methods
used  to  value portfolio   securities,  compute
expenses   and   calculate performance.

Performance   information  may  be   advertised
for   nonstandardized  periods,  including  year-
to-date  and   other periods less than a year.

AVERAGE ANNUAL TOTAL RETURN
The  Funds  may advertise certain total return
information. As  and to the extent required by
the SEC, an average annual compound  rate  of
return ("T") is computed  by  using  the
redeemable value at the end of a specified
period ("ERV") of a  hypothetical initial
investment ("P") over  a  period  of years
("n")   according   to   the   following
formula:
P(1+T)/n/=ERV.


CUMULATIVE TOTAL RETURN
In  addition to the above performance
information, each Fund may also advertise the cumulative total return of the Fund. Cumulative total return is based on the overall percentage change in value of a hypothetical investment in the Fund, assuming all Fund dividends and capital gain distributions are reinvested, without reflecting the effect of any sales charge that would be paid by an investor, and is not annualized.


YIELD CALCULATIONS
The Funds may, from time to time, include their yields, taxequivalent yields (if applicable) and effective yields in advertisements or reports to shareholders or prospective investors. Quotations of yield for the Funds are based on the investment income per share earned during a particular seven-day or thirty-day period, less expenses accrued during a period ("net investment income") and are computed by dividing net investment income by the offering price per share on the last date of the period, according to the following formula:


                YIELD = 2[(a - b + 1)/6/ -1]
                       Cd

where a = dividends and interest earned during
the period, b =   expenses   accrued   for  the
period   (net   of   any reimbursements),  c  =
the average daily  number  of  shares
outstanding during the period that were entitled to receive dividends, and d = the maximum offering price per share on the last day of the period.

EFFECTIVE YIELD
Effective yields for the Funds are based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular seven-day (or thirty-day) period, less a pro-rata share of each Fund's expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized multiplying by 365/7 (or 365/30 for thirty-day yield), with the resulting yield figure carried to at least the nearest hundredth of one percent. "Effective yield" for the Funds assumes that all dividends received during the period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

                    Effective  Seven-Day  Yield   =   [(Base
                    Period Return +1)365/7]-1

From  time to time and only to the extent the
comparison  is
appropriate  for  a  Fund or a Class of shares,
Leland  may quote  the performance or price-
earning ratio of a Fund  or Class  in
advertising  and other  types  of  literature
as compared to the performance of the S&P Index,
the Dow  Jones Industrial Average, the Lehman
Brothers 20+ Treasury  Index, the  Lehman
Brothers  5-7 Year Treasury  Index,  Donoghue's
Money  Fund  Averages, Real Estate Investment
Averages  (as reported   by  the  National
Association  of  Real   Estate Investment
Trusts), Gold Investment Averages  (provided  by
World  Gold  Council), Bank Averages (which  are
calculated from   figures  supplied  by  the
U.S.  League  of  Savings Institutions based on
effective annual rates of interest  on both
passbook and certificate accounts), average
annualized certificate of deposit rates (from
the Federal Reserve  G-13 Statistical Releases
or the Bank Rate Monitor), the  Salomon One
Year Treasury Benchmark Index, the Consumer
Price Index (as published by the U.S. Bureau of
Labor Statistics), other managed  or unmanaged
indices or performance data of  bonds, municipal
securities,  stocks  or  government               securities
(including  data  provided by Ibbotson
Associates),  or  by other  services,
companies,  publications  or  persons  who
monitor  mutual  funds  on  overall  performance
or   other criteria. The S&P Index and the Dow
Jones Industrial Average are  unmanaged indices
of selected common stock prices.  The
performance of the Funds or a Class also may be
compared  to that  of other mutual funds having
similar objectives.  This comparative
performance could be  expressed  as  a  ranking
prepared by Lipper Analytical Services, Inc.,
CDA Investment Technologies,   Inc.,   Bloomberg
Financial   Markets                                  or
Morningstar, Inc., independent services which monitor the performance of mutual funds. The
Funds' performance will be calculated by relating net asset value per share at the beginning of a stated period to the net asset value of the investment, assuming reinvestment of all gains distributions and dividends paid, at the end of the period. The Funds' comparative performance will be based on a comparison of yields, as described above, or total return, as reported by Lipper, Survey
Publications, Donoghue or Morningstar, Inc.

Any such comparisons may be useful to investors who wish to compare past performance of the Funds or a Class with that of competitors. Of course, past performance cannot be a guarantee of future results. Leland also may include, from time to time, a reference to certain marketing approaches of the
Distributor, including, for example, a reference to a potential shareholder being contacted by a selected broker or dealer. General mutual fund statistics provided by the Investment
Company Institute may also be used.

Leland   also   may   use  the  following
information                                       in
advertisements and other types of literature,
only  to  the extent the information is
appropriate for the Fund:  (i) the Consumer
Price Index may be used to assess the real rate
of return  from an investment in a Fund; (ii)
other  government statistics,  including, but
not limited to,  The  Survey  of Current
Business,  may  be  used to  illustrate
investment attributes  of  a  Fund or the
general  economic,  business, investment,  or
financial  environment  in  which  a   Fund
operates;  (iii) the effect of tax-deferred
compounding  on the  investment returns of a
Fund, or on returns in general, may  be
illustrated  by graphs, charts,  etc.,  where
such graphs  or charts would compare, at various
points in  time, the  return  from  an
investment in a Fund  (or  returns  in general)
on a tax-deferred basis (assuming reinvestment
of capital  gains and dividends and assuming one
or  more  tax rates)  with  the return on a
taxable basis;  and  (iv)  the
sectors  or  industries  in which  a  Fund
invests  may  be compared to relevant indices of
stocks or surveys (e.g., S&P Industry   Surveys)
to  evaluate   a   Fund's                         historical
performance or current or potential value with respect to the particular industry or sector.

In  addition,  Leland  also may use, in
advertisements  and other   types  of
literature,  information  and  statements
showing that bank savings accounts offer a
guaranteed return of   principal  and  a  fixed
rate  of  interest,  but                                 no
opportunity for capital growth. Leland also may include in advertising and other types of literature information and other data from reports and studies prepared by the Tax
Foundation, including information regarding federal and state tax levels and the related
"Tax Freedom Day."

Leland  also may discuss in advertising and
other  types  of literature  that a Fund has
been assigned  a  rating  by  an NRSRO,  such as
Standard & Poor's Corporation.  Such  rating
would assess the creditworthiness of the
investments held by the Fund.  The assigned
rating would not be a recommendation to
purchase, sell or hold the Fund's shares since
the rating would  not comment on the market
price of the Fund's  shares or the suitability
of the Fund for a particular investor. In
addition,  the assigned rating would be subject
to  change, suspension  or  withdrawal as a
result  of  changes  in,  or unavailability of,
information relating to the Fund  or  its
investments. Leland may compare the Fund's
performance  with other investments which are
assigned ratings by NRSROs.  Any such
comparisons  may be useful to investors  who
wish  to compare  the  Fund's  past  performance
with  other   rated investments.

Leland  also may discuss in advertising and
other  types  of literature the features, terms
and conditions of Chevy Chase Bank accounts
through which investments in the Funds may  be
made via a "sweep" arrangement (the "Sweep
Accounts").  Such advertisements  and  other
literature may  include,  without limitation,
discussions of such terms and conditions as  the
minimum  deposit  required  to  open  a  Sweep
Account,   a description  of  the  yield earned
on shares  of  the  Funds through  a  Sweep
Account, a description of any  monthly  or other
service charge on a Sweep Account and any
minimum required   balance  to  waive  such
service  charges,                                 any
overdraft protection plan offered in connection
with a Sweep Account,  a  description  of any
ATM  or  check  privileges offered  in
connection with a Sweep Account and  any  other
terms,  conditions, features or plans offered in
connection with  a  Sweep Account. Such
advertising or other literature may   also
include  a  discussion  of  the  advantages              of
establishing  and  maintaining  a  Sweep
Account, and may include statements from customers as to the reasons why such customers have established and maintained a Sweep Account.

Leland   may  disclose in advertising  and
other  types  of
literature  that  investors  can  open  and
maintain  Sweep Accounts  over  the  Internet or
through  other  electronic channels
(collectively,  "Electronic   Channels").
Such advertising and other literature may
discuss the  investment options  available  to
investors, including  the  types  of accounts
and  any applicable fees.  Advertising  and
other literature  may disclose that Chevy Chase
Bank may  maintain Web  sites,  pages  or  other
information  sites  accessible through
Electronic Channels (an "Information Site") and
may describe  the contents and features of the
Information  Site and instruct investors on how
to access the Information Site
and  open  a Sweep Account. Advertising and
other literature may  also  disclose the
procedures employed by  Chevy  Chase Bank  to
secure information provided by investors,
including disclosure  and  discussion of the
tools  and  services  for accessing  Electronic
Channels. Such advertising  or  other literature
may  include discussions of  the  advantages  of
establishing   and  maintaining  a  Sweep
Account   through Electronic  Channels and
testimonials from Chevy Chase  Bank customers or
employees and may also include descriptions  of
locations where product demonstrations may
occur.
Leland   also   may   disclose  in  sales
literature   the distribution  rate  on  the
shares of a Fund. Distribution rate, which may be annualized, is the amount determined by dividing the dollar amount per share of the most recent dividend by the most recent NAV or maximum offering price per share as of a date specified in the sales literature.
Distribution rate will be accompanied by the standard 30-day yield as required by the SEC.

                    APPENDIX

       RATINGS OF FIXED INCOME SECURITIES

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S
("MOODY'S") CORPORATE RATINGS

Aaa Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa   Bonds that are rated Aa are judged to be of high quality
by all
     standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A    Bonds that are rated A possess many favorable investment
attributes
     and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa Bonds that are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured.
Interest payments and principal security appear adequate for the
     present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba   Bonds that are rated Ba are judged to have speculative
elements;
     their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B    Bonds that are rated B generally lack characteristics
of desirable
     investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
Ca   Bonds that are rated Ca represent obligations which are
speculative
 in a high degree.  Such issues are often in default or have other
     marked shortcomings.

C    Bonds that are rated C are the lowest rated class of
bonds, and
     issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


NOTE: Moody's may apply numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system.
The modifier I indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.


DESCRIPTION OF MOODY'S COMMERCIAL PAPER RATINGS

The   term  "commercial  paper"  as used  by
Moody's means promissory obligations not having an original maturity in excess of nine months.
Moody's makes no representations as to whether such commercial paper is by any other definition
"commercial paper" or is exempt from registration under the Securities Act of 1933, as amended.

Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act of 1933, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Issuers     rated    Prime-1   (or    related
supporting institutions)   have a superior
capacity  for  repayment  of short-term
promissory   obligations.   Prime-1   repayment
capacity   will  normally  be  evidenced  by  the
following characteristics:

* Leading market positions in well established industries

*    High rates of return on funds employed

*     Conservative  capitalization structures
with  moderate
  reliance on debt and ample asset protection

*     Broad  margins in earnings coverage of
fixed financial
  charges and high internal cash generation

*    Well established access to a range of
financial markets
  and assured sources of alternate liquidity

Issuers     rated    Prime-2   (or    related
supporting institutions)  have a strong capacity
for repayment of shortterm promissory
obligations. This will normally be evidenced
by  many of the characteristics cited above but
to a  lesser degree.  Earnings trends and
coverage ratios,  while  sound, will   be   more
subject   to  variation.   Capitalization
characteristics,  while  still  appropriate,
may  be   more affected  by external conditions.
Ample alternate  liquidity is maintained.
Issuers     rated     Prime-3   (or   related
supporting institutions)  have an acceptable
capacity for repayment  of short-term
promissory obligations. The effect  of  industry
characteristics   and  market  composition   may   be   more
pronounced. Variability in earnings and profitability may result in changes in level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers   rated Not  Prime do not fall  within
any  of  the Prime  rating categories.

If    an   issuer    represents   to   Moody's
that    its
commercial    paper obligations are supported by
the  credit of  another  entity or entities,
then the name or  names  of such   supporting
entity  or  entities  are  listed  within
parentheses beneath the name of the issuer, or
there  is  a footnote  referring the reader to
another page for the  name or  names of the
supporting entity or entities. In assigning
ratings  to  such issuers, Moody's evaluates
the  financial strength   of   the   indicated
affiliated   corporations, commercial  banks,
insurance companies, foreign  governments or
other  entities,  but only as one factor  in
the  total rating assessment. Moody's makes no
representation and gives no  opinion on the
legal validity or enforceability  of  any
support  arrangement. You are cautioned to
review with  your counsel   any   questions
regarding   particular   support arrangements.


DESCRIPTION OF MOODY'S PREFERRED STOCK RATINGS

Because of the fundamental differences between preferred stocks and bonds, a variation of the bond rating symbols is being used in the quality ranking of preferred stocks. The symbols, presented below, are designed to avoid comparison with bond quality in absolute terms. It should always be borne in mind that preferred stocks occupy a junior position to bonds within a particular capital structure and that these securities are rated within the universe of preferred stocks.

Preferred stock rating symbols and their definitions are as follows:

aaa  An issue  that is rated "aaa" is   considered to be a
     top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa   An issue that is rated "aa" is considered a high-grade
preferred
     stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

a    An issue that is rated "a" is considered to be an upper-
medium grade
     preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

baa An issue that is rated "baa" is considered to be medium grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

ba   An issue that is rated "ba" is considered to have
speculative
     elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

b    An issue that is rated "b" generally lacks the
characteristics   of
     a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

caa An issue that is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

ca   An issue  that is rated "ca" is    speculative in a high
degree and
     is likely to be in arrears on dividends with little
                        likelihood of
     eventual payment.

c    This is the lowest rated class of preferred or
preference stock.
     Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


NOTE: Moody's may apply numerical modifiers 1, 2 and 3 in each rating classification from "aa" through "b" in its preferred stock rating system.
The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.


DESCRIPTION  OF  STANDARD  & POOR'S  ("STANDARD
&  POOR'S") CORPORATE DEBT RATINGS

A  Standard   & Poor's corporate or municipal
rating  is  a current  assessment of the
creditworthiness  of  an  obligor with  respect
to a specific obligation. This assessment  may
take   into   consideration  obligors  such  as
guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information or for other reasons.

The  ratings are based, in varying degrees, on
the following considerations:  (1)  likelihood
of  default-capacity   and willingness  of  the
obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (2) nature of and provisions of the obligation; and (3) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

AAA Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA   Debt rated AA has a very strong capacity to pay interest
and repay
     principal and differs from the highest-rated issues only in small degree.

A    Debt rated A has a strong capacity to pay interest and
repay
     principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB  Debt rated BBB is   regarded as having an adequate
     capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.

     Debt rated BB, B, CCC, CC and C are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB   Debt rated BB has less near-term vulnerability to
default than other
     speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payment. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB-rating.

B    Debt rated B has a greater vulnerability     to default
but
     presently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC Debt rated CCC has a current identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payments of interest and repayments of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-rating.

CC   The rating CC is typically applied to debt subordinated
to senior
     debt which is assigned an actual or implied CCC rating.

C    The rating C is typically applied to debt
subordinated to senior
     debt which is assigned an actual or implied CCC-debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.

CI   The rating CI is reserved for income bonds on which no
interest is
     being paid.

D    Debt rated D is in default.  The D rating is assigned
on the day an
     interest or principal payment is missed. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.


Plus (+) or minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major ratings categories.

Provisional Ratings
The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood or risk of default upon failure of such completion. The investor should exercise judgment with respect to such likelihood and risk.

L    The letter "L" indicates that the rating pertains to
the principal
     amount of those bonds to the extent     that the
     underlying deposit collateral is insured by the Federal
     Savings & Loan Insurance Corp. or the Federal Deposit
     Insurance Corp. and interest is adequately collateralized.

*    Continuance of the rating is contingent upon Standard &
Poor's
     receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

NR   Indicates that no rating has been requested, that there
is
     insufficient information on which to base a rating or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.


Debt     obligations   of   issuers   outside   the   United
States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Bond  Investment Quality  Standards
Under   present  commercial  bank regulations
issued by  the Comptroller  of the Currency,
bonds rated in  the  top  four categories
("AAA,"  "AA,"  "A," "BBB,"  commonly  known  as
"investment  grade"  ratings)  are  generally
regarded   as eligible  for  bank  investment.
In addition, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies and fiduciaries generally.


DESCRIPTION OF STANDARD & POOR'S COMMERCIAL
PAPER RATINGS

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. The four categories are as follows:

A    Issues assigned this highest rating are regarded as
having the
     greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

A-1 This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

A-2 Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated "A-l."

A-3  Issues carrying this     designation have a
     satisfactory capacity for timely payment. They are however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B    Issues rated "B" are     regarded as having only
adequate capacity
     for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

C    This rating is assigned to short-term debt obligations
with a
     doubtful capacity for payment.

D    This rating indicates that the issue is either in
default or is
     expected to be in default upon maturity.


The commercial paper rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor's by the issuer or obtained from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.


DESCRIPTION OF STANDARD & POOR'S PREFERRED STOCK
RATINGS

A   Standard  &  Poor's   preferred   stock
rating  is  an
assessment  of the capacity and willingness of
an issuer  to pay  preferred  stock dividends
and any  applicable  sinking fund  obligations.
A preferred stock rating differs  from  a bond
rating inasmuch as it is assigned to an equity
issue, which   issue   is   intrinsically
different   from,   and subordinated  to, a debt
issue. Therefore, to reflect this difference, the preferred stock rating symbol will normally not be higher than the bond rating symbol assigned to, or that would be assigned to, the senior debt of the same issuer.

The preferred stock ratings are based on the following considerations:

  I.Likelihood of payment -- capacity and willingness of the issuer to meet the timely payment of preferred stock dividends and any applicable sinking fund requirements in accordance with the terms of the obligation.

  II.    Nature of, and provisions of, the
issue.

  III.    Relative   position of the issue in
     the  event  of bankruptcy,
     reorganization,  or  other   arrangements
     affecting creditors' rights.
AAA This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA   A preferred stock issue rated "AA" also qualifies as a
high-quality
     fixed income security.    The capacity to pay preferred
     stock obligations is very strong, although not as overwhelming as for issues rated "AAA."

A    An issue rated "A" is backed by a sound capacity to pay
the
     preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB  An issue rated "BBB" is regarded as backed by an
     adequate   capacity to pay the     preferred stock
     obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the "A" category.

BB, Preferred stock rated "BB," "B," and "CCC" are regarded, on balance, BBB as predominantly B, speculative with respect to the issuer's
, C capacity to pay preferred stock obligations. "BB" indicates the lowest degree of speculation and "CCC" the highest degree of speculation. While such issues will likely have some quality and protection characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CC   The rating "CC" is reserved for a preferred stock issue
in arrears
     on dividends or sinking fund payments but that is currently paying.

C    A preferred stock rated "C" is a non-paying issue. D A
preferred
     stock rated "D" is a non-paying issue with the issuer in default on debt instruments.


NR  indicates  that  no  rating  has  been  requested,  that
there   is  insufficient  information on  which
to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

Plus   (+)  or   minus   (-):  To  provide
more   detailed
indications   of preferred stock quality, the
ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

The  preferred  stock ratings are not a
recommendation   to purchase or sell a security,
inasmuch as market price is not considered in arriving at the rating. Preferred stock ratings are wholly unrelated to Standard Poor's earnings and dividend rankings for common stocks.

The ratings are based on current information furnished to Standard & Poor's by the issuer, and obtained by Standard & Poor's from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information.


           PART C.  OTHER INFORMATION

ITEM 23.  EXHIBITS
(a)  ARTICLES OF INCORPORATION: To be filed by
amendment.
(b)  BY-LAWS: To be filed by amendment.
(c)  INSTRUMENTS DEFINING RIGHTS OF SECURITY
HOLDERS: To  be filed by amendment.
(d)    INVESTMENT  ADVISORY  CONTRACTS:  To  be
filed     by
amendment.

(e)  UNDERWRITING CONTRACTS: To be filed by

amendment.

(f)  BONUS OR PROFIT SHARING CONTRACTS: Not

applicable. (g)  CUSTODIAN AGREEMENTS: To be

filed by amendment.

(h)  OTHER MATERIAL CONTRACTS: To be filed

by amendment. (i)  LEGAL OPINION: To be

filed by amendment.

(j)  OTHER OPINIONS: Not applicable.

(k)  OMITTED FINANCIAL STATEMENTS: Not

applicable.

(l)  INITIAL CAPITAL AGREEMENTS: Not

applicable. (m)  RULE 12B-1 PLAN:

Not applicable.

(n)  FINANCIAL DATA SCHEDULE: Not
applicable. (o)  RULE 18F-3 PLAN: To
be filed by amendment.




ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON
CONTROL WITH THE FUND
Not applicable.


ITEM 25.  INDEMNIFICATION

Section  2-418  of the General Corporation Law
of  Maryland empowers  a corporation to
indemnify directors and  officers of  the
corporation under various circumstances as
provided in  such  statute.  A  director  or
officer  who  has  been successful on the merits
or otherwise, in the defense of any proceeding,
must be indemnified against reasonable  expenses
incurred  by  such person in connection with the
proceeding. Reasonable  expenses  may  be  paid
or  reimbursed  by  the corporation  in  advance
of the final  disposition  of  the proceeding,
after a determination that the facts then  known
to   those  making  the  determination  would
not  preclude
indemnification under the statute, and following receipt by the corporation of a written affirmation by the person that his or her standard of conduct necessary for indemnification has been met and upon delivery of a written undertaking by or on behalf of the person to repay the amount advanced if it is ultimately determined that the standard of conduct has not been met.

Article   VI   of   the   Bylaws  of
Registrant                                          contains
indemnification provisions conforming to the above statute and to the provisions of
Section 17 of the  1940  Act,  as amended.

The  Registrant and the directors and officers
of Registrant obtained  coverage  under an
Errors and Omissions  insurance policy.  The
terms  and conditions of the  policy  coverage
conforms   generally  to  the  standard
coverage available throughout the investment company industry. The coverage also applies to Registrant's investment manager and its members and employees.

Insofar as indemnification for liabilities
arising under the Securities  Act  of  1933  may
be  permitted  to  directors, officers  and
controlling persons of Registrant pursuant  to
the provisions of Maryland law and Registrant's
Articles  of Incorporation and Bylaws, or
otherwise, Registrant has  been advised  that in
the opinion of the Securities and  Exchange
Commission such indemnification is against
public policy  as expressed in said Act, and is,
therefore, unenforceable.  In the  event  that
a claim for indemnification  against  such
liabilities  (other  than  the  payment  by
Registrant                                                of
expenses  incurred  or  paid  by  a  director,
officer   or
controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM  26.   BUSINESS  AND  OTHER CONNECTIONS  OF
INVESTMENT ADVISER

Information required by this item relative to ASB Capital Management, Inc., Investment
Adviser to each of Registrant's separate series to be added by amendment.

ITEM 27.  PRINCIPAL UNDERWRITERS

     (a)  To be identified by amendment.

     (b)  To be added by amendment.

     (c)  To be added by amendment.




ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

All  accounts,  books and other  documents
required  to  be maintained pursuant to Section
31(a) of the 1940 Act and the Rules  thereunder
are  maintained at  the  offices  of  the
Registrant  and  the offices of the Registrant's
Investment Adviser,   1101  Pennsylvania
Avenue,  N.W.,   Suite   300, Washington, D.C.
20004.


ITEM 29.  MANAGEMENT SERVICES

Not applicable.


ITEM 30.  UNDERTAKINGS

Not applicable.

                   SIGNATURES
     Pursuant to the requirements of the
Securities  Act  of 1933  and the Investment
Company Act of 1940, the Registrant has duly
caused this Registration Statement on Form N-1A
to be signed on its behalf by the undersigned,
duly authorized, in  the City of Washington, the
District of Columbia, on the 3rd day of
September, 1999.
               LELAND FUNDS, INC.
                           By:         /s/
                               Walter     R.
                               Fatzinger, Jr.
                               Director
                           By:     /s/ Leslie A.
                              Nicholson Director



     Pursuant to the requirements of the
Securities  Act  of 1933,  this  Registration
Statement on Form N-1A has been signed below by the following person in the capacities and on the dates indicated.

SIGNATURE:               TITLE:
DATE:


/s/ Walter R. Fatzinger, Director
September 3, 1999 Jr.
Walter R. Fatzinger, Jr.


/s/ Leslie A. Nicholson  Director
September 3, 1999 Leslie A. Nicholson


                        EXHIBIT INDEX